UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09721

Fixed Income SHares

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York	10105
(Address of principal executive offices)	(Zip code)

Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: October 31, 2008

Date of reporting period: April 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT TO SHAREHOLDERS

Fixed Income SHares—Series C, H, M, R
Semi-Annual Report
April 30, 2008

Contents

Letter to Shareholders	1
Important Information	2
Fund Insights / Performance & Statistics	3-6
Schedules of Investments	7-57
Statements of Assets and Liabilities	58
Statements of Operations	59
Statements of Changes in Net Assets	60-63
Statement of Cash Flows	64
Financial Highlights	65-66
Notes to Financial Statements	67-96

Fixed Income SHares—Series C, Series H, Series M and Series R

June 13, 2008

Dear Shareholder:

We are pleased to provide you with the semi-annual report for Fixed Income SHares — Series C, Series H, Series M and Series R (the ‘‘Portfolios’’) for the six months ended April 30, 2008.

The U.S. bond market delivered positive returns in the period as economic growth moderated leading to lower interest rates and higher bond prices. The Federal Reserve (the ‘‘Fed’’) reduced the Federal Funds rate five times during the period, lowering the key rate banks charge each other from 4.5% to 2.0%.

Please refer to the following pages for specific information for Series C, Series H, Series M and Series R. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Portfolios’ shareholder servicing agent at (800) 628-1237. (You can also visit our Web site at www.allianzinvestors.com.)

Together with Allianz Global Investors Fund Management LLC, the Portfolios’ investment manager and Pacific Investment Management Company LLC (‘‘PIMCO’’), the Portfolios’ sub-adviser, we thank you for investing with us.

We remain dedicated to serving your investment needs.

Sincerely,

Hans W. Kertess Chairman	Brian S. Shlissel President & Chief Executive Officer

4.30.08 | Fixed Income SHares—Series C, H, M, R Semi-Annual Report 1

Fixed Income SHares—Series C, H, M, R
Important Information
April 30, 2008 (unaudited)

In an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds and fixed income securities held by a fund are likely to decrease in value. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The Portfolios may be subject to various risks as described in the prospectus. Some of these risks may include, but are not limited to, the following: derivative risk, foreign, (non-US) investment risk, high yield security risk and issuer non-diversification. The Portfolios may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments: this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower rated bonds generally involve a greater risk to principal than higher rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The Portfolios have adopted written proxy voting policies and procedures (‘‘Proxy Policy’’) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Portfolios as the policies and procedures that the Portfolios will use when voting proxies on behalf of the Portfolios. Copies of the written Proxy Policy and the factors that the Portfolios may consider in determining how to vote proxies for each portfolio, and information about how each portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Portfolios at (800) 628-1237, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com and on the SEC’s website at http://www.sec.gov.

Past performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in each Portfolio at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all income dividends have been reinvested. Total return does not reflect broker commissions or ‘‘wrap fee’’ charges. Total return for a period less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

An investment in the Portfolios involves risk, including the loss of principal. Total return, distribution yield, net asset value and duration will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Net asset value is total assets less total liabilities divided by the number of shares outstanding.

This report, including the financial information herein is transmitted to the shareholders of Fixed Income SHares — Series C, Series H, Series M, and Series R for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Portfolios or any other securities mentioned in this report.

2 Fixed Income SHares—Series C, H, M, R Semi-Annual Report | 4.30.08

Fixed Income SHares—Series C
Fund Insights / Performance & Statistics
April 30, 2008 (unaudited)

Symbol:

FXICX

Primary Investments:

Intermediate maturity fixed income securities.

Inception Date:

3/17/00

Net Assets:

$2,142.1 million

Portfolio Manager:

Mark R. Kiesel

•	For the six months ended April 30, 2008, Series C returned 12.57% before the deduction of fees, outperforming the benchmark, Lehman Intermediate U.S. Credit Index (which returned 2.74%) by 983 basis points for the period.

•	At April 30, 2008, Series C's duration was 7.79 years, compared to 11.70 years as of October 31, 2007.

•	Duration positioning above the index contributed positively to returns as the 10-year Treasury yield rallied.

•	A curve steepening bias in the U.S. via Eurodollar futures contributed positively to performance when the Federal Reserve surprised the market by lowering rates more than the market.

•	A curve-steepening position in the U.K. via Liffe futures contributed positively to performance as investors anticipate further rate cuts by the Bank of England amid the U.K. housing weakness.

•	A tactical allocation to U.S. Dollar, Euro and British Pound bank capital securities detracted from performance as spreads widened substantially on continued write-downs by major global financial institutions.

•	Exposure to emerging-market debt detracted from performance as heightened risk aversion and increased political instability caused investors to trade risk for safety and quality.

•	Underweight allocations to consumer cyclicals and consumer non-cyclical companies enhanced the portfolio’s performance. Nevertheless, an overweight to financials detracted from performance as continued write-downs caused this sector to sell-off.

Total Returns (period ended 4/30/08)	Six Months
FISH: Series C	12.57%
Lehman Intermediate U.S. Credit Index	2.74%

Change in Value of $10,000 Investment in the Series C and the Lehman Intermediate U.S. Credit Index	Moody’s Ratings (as a % of total investments)

Past performance is no guarantee of future results. Returns presented do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares. Total return is calculated by subtracting the value of an investment in the Portfolio at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all of the Portfolio’s income dividends have been reinvested. Total return does not reflect broker commissions or ‘‘wrap fee’’ charges. Total return for a period less than one year is not annualized. An investment in the Portfolios involves risk, including the loss of principal. Total return, distribution yield, net asset value and duration will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Net asset value is equal to total assets less total liabilities divided by the number of shares outstanding.

4.30.08 | Fixed Income SHares—Series C, H, M, R Semi-Annual Report 3

Fixed Income SHares—Series H
Fund Insights / Performance & Statistics
April 30, 2008 (unaudited)

Symbol:

FXIHX

Primary Investments:

Intermediate maturity mortgage-backed securities

Inception Date:

4/2/07

Net Assets:

$2.6 million

Portfolio Manager:

John Cummings

•	For the six months ended April 30, 2008, Series H returned (6.56)% before the deduction of fees, underperforming the benchmark, 80% Lehman High Yield Muni Index, 20% Lehman Long National Muni Index, which returned (4.74)% for the period. During the same period, the Lehman High Yield Muni Index returned (5.61)%.

•	A slight reduction in credit quality detracted from performance as higher quality Municipal Securities outperformed lower quality Municipal Securities during the period.

•	Duration lower than benchmark contributed positively to performance as rates increased during the reporting period.

•	Interest rate hedging strategies detracted from performance as Treasury yields decreased during the reporting period.

•	Exposure to the health care and education sectors detracted from performance as these sectors underperformed for the period.

•	Exposure to state and local General Obligation bonds contributed positively to performance as they outperformed high-yield Muni’s during the six-month period.

•	Leasing sector exposure also contributed positively to performance as this sector outperformed during the period.

Total Returns (period ended 4/30/08)	Six Months
FISH: Series H	(6.56)%
80% High Yield Muni Index, 20% Lehman Long National Muni Index	(4.74)%

Change in Value of $10,000 Investment in the Series H	Moody’s Ratings (as a % of total investments)

Past performance is no guarantee of future results. Returns presented do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares. Total return is calculated by subtracting the value of an investment in the Portfolio at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all of the Portfolio’s income dividends have been reinvested. Total return does not reflect broker commissions or ‘‘wrap fee’’ charges. Total return for a period less than one year is not annualized. An investment in the Portfolios involves risk, including the loss of principal. Total return, distribution yield, net asset value and duration will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Net asset value is equal to total assets less total liabilities divided by the number of shares outstanding.

4 Fixed Income SHares—Series C, H, M, R Semi-Annual Report | 4.30.08

Fixed Income SHares—Series M
Fund Insights / Performance & Statistics
April 30, 2008 (unaudited)

Symbol:

FXIMX

Primary Investments:

Intermediate maturity mortgage-backed securities

Inception Date:

3/17/00

Net Assets:

$2,085.2 million

Portfolio Manager:

Scott Simon

•	For the six months ended April 30, 2008, Series M returned 4.82% before the deduction of fees, outperforming the benchmark. Lehman Fixed Rate Mortgage-Backed Securities Index, (which returned 4.62%) for the period, by 20 basis points.

•	At April 30, 2008, the Series M’s duration was 5.94 years, compared to 9.13 years at October 31, 2007.

•	Duration positioning above the index contributed positively to returns as the 10-year Treasury yield rallied.

•	An overweight to mortgage backed securities relative to swaps detracted from returns as the mortgage backed securities spread to swaps widened during the quarter on heightened volatility.

•	Cash backing positions detracted from returns as some Asset-Backed Securities and non-agency Adjustable Rate Mortgage fell in price.

•	A curve steepening bias contributed positively to returns as the two-year yield fell more than the 10-year.

•	A tactical allocation to U.S. Dollar, Euro and British Pound bank capital securities detracted from Series M’s performance as spreads widened substantially on continued write-downs by major global financial institutions.

Total Returns (period ended 4/30/08)	Six Months
FISH: Series M	4.82%
Lehman Fixed Rate Mortgage-Backed Securities Index	4.62%

Change in Value of $10,000 Investment in the Series M and the Lehman Mortgage Index	Moody’s Ratings (as a % of total investments)

Past performance is no guarantee of future results. Returns presented do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares. Total return is calculated by subtracting the value of an investment in the Portfolio at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all of the Portfolio’s income dividends have been reinvested. Total return does not reflect broker commissions or ‘‘wrap fee’’ charges. Total return for a period less than one year is not annualized. An investment in the Portfolios involves risk, including the loss of principal. Total return, distribution yield, net asset value and duration will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Net asset value is equal to total assets less total liabilities divided by the number of shares outstanding.

4.30.08 | Fixed Income SHares—Series C, H, M, R Semi-Annual Report 5

Fixed Income SHares—Series R
Fund Insights / Performance & Statistics
April 30, 2008 (unaudited)

Symbol:

FXIRX

Primary Investments:

Intermediate maturity Inflation-indexed fixed income securities.

Inception Date:

4/15/04

Net Assets:

$161.0 million

Portfolio Manager:

John J Brynjolfsson

•	For the six months ended April 30, 2008 Series R returned 10.32% before the deduction of fees, outperforming the benchmark, Lehman U.S. TIPS Index (which returned 6.88%) for the period, by 344 basis points for the period.

•	At April 30, 2008, the Series R’s duration was 6.33 years, compared to 9.81 years at October 31, 2007.

•	An overweight to U.S. Treasury Inflation Protected Security (‘‘TIPS’’) contributed positively to performance as TIPS outperformed nominal bonds for the first quarter of 2008.

•	Above benchmark duration to nominal bonds helped performance as rates fell amid concerns about the economy and a deepening liquidity crisis.

•	An emphasis on the short-end of the curve contributed positively for returns as yield curves steepened in the U.S. and the U.K. for the first quarter of 2008.

•	A neutral to steepening bias contributed slightly to returns as the yield curve steepened in Euroland in the first quarter of 2008.

•	Exposure to Mortgage-Backed securities detracted from performance as spreads in that sector widened among general credit worries.

•	An underweight to corporates contributed positively to performance as spreads widened among economic and liquidity concerns.

Total Returns (period ended 4/30/08)	Six Months
FISH: Series R	10.32%
Lehman U.S. TIPS Index	6.88%

Change in Value of $10,000 Investment in the Series R and the Lehman U.S. TIPS Index	Moody’s Ratings (as a % of total investments)

Past performance is no guarantee of future results. Returns presented do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares. Total return is calculated by subtracting the value of an investment in the Portfolio at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all of the Portfolio’s income dividends have been reinvested. Total return does not reflect broker commissions or ‘‘wrap fee’’ charges. Total return for a period less than one year is not annualized. An investment in the Portfolios involves risk, including the loss of principal. Total return, distribution yield, net asset value and duration will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Net asset value is equal to total assets less total liabilities divided by the number of shares outstanding.

6 Fixed Income SHares—Series C, H, M, R Semi-Annual Report | 4.30.08

Fixed Income SHares—Series C
Schedule of Investments
April 30, 2008 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
CORPORATE BONDS & NOTES–60.0%
	Aerospace–0.1%
$ 2,100	Embraer Overseas Ltd., 6.375%, 1/24/17	Baa3/BBB−	$2,079,000
	Airlines–2.8%
	Continental Airlines, Inc.,
2,100	6.503%, 6/15/11	Baa2/BBB+	2,060,889
900	7.918%, 5/1/10	Baa2/BBB+	891,000
554	JetBlue Airways Corp., 6.165%, 5/15/10, FRN	B1/B+	550,935
	Northwest Airlines, Inc.,
1,785	7.041%, 4/1/22	NR/BBB	1,744,780
55,234	7.15%, 10/1/19 (f)	Aaa/AAA	54,170,891
83	United Air Lines, Inc., 10.125%, 3/22/15 (a)(e)	NR/NR	41,551
			59,460,046
	Automotive–0.0%
200	Daimler Finance North America LLC, 7.30%, 1/15/12	A3/A−	213,686
	Banking–16.2%
	Barclays Bank PLC (a)(c),
42,900	6.05%, 12/4/17	Aa2/AA−	42,029,688
200	7.434%, 12/15/17, FRN (h)	Aa3/NR	192,172
9,400	BNP Paribas, 5.186%, 6/29/15, FRN (a)(c)(h)	Aa3/AA−	8,153,654
6,600	Commonwealth Bank of Australia, 6.024%, 3/15/16, FRN (a)(c)(h)	Aa3/A+	5,634,446
16,300	Credit Agricole S.A., 6.637%, 5/31/17, FRN (a)(c)(h)	Aa3/A	13,397,231
5,000	HBOS Capital Funding L.P., 6.071%, 6/30/14, FRN (a)(c)(h)	A1/A	4,121,675
	HBOS PLC, FRN (a)(c)(h),
3,400	5.375%, 11/1/13	Aa3/A	2,796,942
400	5.92%, 10/1/15	A1/A	306,053
21,800	6.657%, 5/21/37	A1/A	16,127,771
51,100	HSBC Bank USA NA, 6.00%, 8/9/17	Aa3/AA−	52,934,183
	HSBC Capital Funding L.P., FRN (a)(c)(h),
10,900	4.61%, 6/27/13	A1/A	9,064,636
1,000	10.176%, 6/30/30	A1/A	1,242,280
	HSBC Holdings PLC,
800	6.50%, 9/15/37	Aa3/A+	788,066
400	7.625%, 5/17/32	Aa3/A+	432,050
18,600	JPMorgan Chase Bank NA, 6.00%, 10/1/17	Aa1/AA−	19,358,917
500	KBC Bank Funding Trust III, 9.86%, 11/2/09, FRN (a)(c)(h)	A1/A	533,796
4,000	Rabobank Capital Funding II, 5.26%, 12/31/13, FRN (a)(c)(h)	Aa2/AA	3,575,084
5,800	Rabobank Capital Funding Trust, 5.254%, 10/21/16, FRN (a)(c)(h)	Aa2/AA	4,842,240
11,400	RBS Capital Trust III, 5.512%, 9/30/14, FRN (h)	Aa3/A	9,631,222
3,100	Resona Bank Ltd., 5.85%, 4/15/16, FRN (a)(c)(h)	A2/BBB	2,620,455
	Royal Bank of Scotland Group PLC,
22,200	6.99%, 10/5/17, FRN (a)(c)(h)	Aa3/A	20,426,953
15,000	7.64%, 3/31/49, FRN	NR/NR	14,153,025
2,710	9.118%, 3/31/10 (h)	Aa3/A	2,740,675

4.30.08 | Fixed Income SHares—Series C Semi-Annual Report 7

Fixed Income SHares—Series C
Schedule of Investments
April 30, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Banking (continued)
	Sumitomo Mitsui Banking Corp., FRN,
¥200,000	0.95%, 6/2/49	NR/NR	$1,911,432
$ 2,600	5.625%, 10/15/15 (a)(c)(h)	Aa3/A−	2,349,838
2,700	United Overseas Bank Ltd., 5.375%, 9/3/19, FRN (a)(c)	Aa2/A−	2,649,912
6,700	USB Capital IX, 6.189%, 4/15/11, FRN (h)	A1/A+	5,095,176
101,900	Wachovia Corp., 7.98%, 3/15/18, FRN (h)	A2/A	100,563,174
			347,672,746
	Diversified Manufacturing–0.7%
15,000	Tyco Electronics Group S.A., 6.55%, 10/1/17 (a)(c)	Baa2/BBB	15,396,750
	Electronics–0.0%
500	Sanmina-SCI Corp., 8.125%, 3/1/16	B3/B−	462,500
	Energy–2.7%
2,900	DCP Midstream LLC, 5.375%, 10/15/15 (a)(c)	Baa2/BBB+	2,788,303
5,500	El Paso Corp., 7.00%, 6/15/17	Ba3/BB−	5,771,832
4,800	Enbridge Energy Partners L.P., 5.875%, 12/15/16	Baa2/BBB	4,714,277
	Energy Transfer Partners L.P.,
2,100	6.125%, 2/15/17	Baa3/BBB−	2,106,825
2,600	6.625%, 10/15/36	Baa3/BBB−	2,503,464
	Kinder Morgan Energy Partners L.P.,
5,800	6.00%, 2/1/17	Baa2/BBB	5,813,033
1,500	6.50%, 2/1/37	Baa2/BBB	1,438,749
5,500	7.30%, 8/15/33	Baa2/BBB	5,690,124
	Northwest Pipeline Corp.,
3,900	5.95%, 4/15/17	Baa2/BBB−	3,875,625
1,700	7.00%, 6/15/16	Baa2/BBB−	1,793,500
	NRG Energy, Inc.,
500	7.25%, 2/1/14	B1/B	515,000
1,100	7.375%, 2/1/16	B1/B	1,135,750
5,750	Pacific Energy Partners L.P., 6.25%, 9/15/15	Baa3/BBB−	5,582,629
400	Peabody Energy Corp., 7.375%, 11/1/16	Ba1/BB	422,000
2,600	Plains All American Pipeline L.P., 6.65%, 1/15/37	Baa3/BBB−	2,495,441
25	Sonat, Inc., 7.625%, 7/15/11	Ba3/BB−	26,374
	Southern Natural Gas Co.,
4,400	5.90%, 4/1/17 (a)(c)	Baa3/BB	4,406,970
400	8.00%, 3/1/32	Baa3/BB	446,736
1,950	Tennessee Gas Pipeline Co., 7.50%, 4/1/17	Baa3/BB	2,152,211
	Williams Cos., Inc.,
2,700	6.375%, 10/1/10 (a)(c)	Baa3/BBB−	2,808,000
2,000	7.625%, 7/15/19	Baa3/BB+	2,170,000
			58,656,843

8 Fixed Income SHares—Series C Semi-Annual Report | 4.30.08

Fixed Income SHares—Series C
Schedule of Investments
April 30, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Financial Services–18.3%
$ 6,700	American Express Co., 6.15%, 8/28/17	A1/A+	$6,787,060
€ 4,300	Atlas Reinsurance PLC, 8.731%, 1/10/10, FRN (a)(c)	NR/BB+	6,795,760
$ 8,300	Bear Stearns Cos., Inc., 6.95%, 8/10/12	Baa1/A+	8,716,112
9,900	C10 Capital SPV Ltd., 6.722%, 12/31/16, FRN (a)(c)(h)	NR/BBB−	8,880,458
900	C5 Capital SPV Ltd., 6.196%, 12/31/11, FRN (a)(c)(h)	NR/BBB−	870,009
10,100	C8 Capital SPV Ltd., 6.64%, 12/31/14, FRN (a)(c)(h)	NR/BBB−	9,417,068
3,950	Calabash Re Ltd., 13.70%, 1/8/10, FRN (a)(c)	NR/BB	4,083,365
10,000	Citigroup Capital XXI, 8.30%, 12/21/57, FRN	A1/A	10,244,660
	Citigroup, Inc.,
18,500	5.50%, 8/27/12	Aa3/AA	18,557,128
4,740	6.00%, 8/15/17	Aa3/AA−	4,774,929
7,000	6.125%, 11/21/17	Aa3/AA−	7,123,123
8,500	6.125%, 8/25/36	A1/A+	7,837,153
5,000	6.625%, 6/15/32	A1/A+	4,899,405
6,000	8.40%, 4/30/18, FRN (h)	A2/A	6,079,980
3,300	Covidien International Finance S.A., 6.55%, 10/15/37 (a)(c)	Baa1/A−	3,387,275
	Ford Motor Credit Co. LLC,
24,400	7.25%, 10/25/11	B1/B	21,989,670
400	7.375%, 10/28/09	B1/B	385,182
2,500	7.375%, 2/1/11	B1/B	2,298,907
2,350	7.875%, 6/15/10	B1/B	2,237,339
800	9.75%, 9/15/10	B1/B	777,321
2,500	Fund American Cos., Inc., 5.875%, 5/15/13	Baa2/BBB	2,449,350
	General Electric Capital Corp.,
€10,000	4.625%, 9/15/66, FRN (a)(c)	Aa1/AA+	13,395,070
$20,000	5.625%, 5/1/18	Aaa/AAA	20,258,200
5,000	6.375%, 11/15/67, FRN	Aa1/AA+	5,017,900
	General Motors Acceptance Corp. LLC,
44,400	6.00%, 12/15/11	B2/B	35,214,839
	Goldman Sachs Group, Inc.,
1,900	5.25%, 10/15/13	Aa3/AA−	1,880,639
6,600	5.95%, 1/18/18	Aa3/AA−	6,604,244
13,500	6.15%, 4/1/18	Aa3/AA−	13,691,187
24,400	6.25%, 9/1/17	Aa3/AA−	24,993,506
7,500	6.75%, 10/1/37	A1/A+	7,381,665
1,038	Isles CBO Ltd., 3.778%, 10/27/10, FRN (a)(c)(f)	Baa3/NR	997,361
	JPMorgan Chase & Co.,
29,000	6.00%, 1/15/18	Aa2/AA−	30,135,901
2,400	6.625%, 3/15/12	Aa3/A+	2,507,681
8,800	JPMorgan Chase Capital XVIII, 6.95%, 8/17/36	Aa3/A	8,432,301
2,700	JPMorgan Chase Capital XX, 6.55%, 9/29/36	Aa3/A	2,458,504
2,000	Longpoint Re Ltd., 8.05%, 5/8/10, FRN (a)(c)	NR/BB+	2,011,400
100	LVB Acquisition Merger Sub., Inc., 11.625%, 10/15/17 (a)(c)	Caa1/B−	106,750

4.30.08 | Fixed Income SHares—Series C Semi-Annual Report 9

Fixed Income SHares—Series C
Schedule of Investments
April 30, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Financial Services (continued)
	Merrill Lynch & Co., Inc.,
$ 800	6.05%, 8/15/12	A1/A+	$798,704
17,800	6.40%, 8/28/17	A1/A+	17,824,475
¥100,000	Mizuho Financial Group, Inc., 1.883%, 12/31/49, FRN (f)	NR/NR	957,277
$ 11,100	Mizuho JGB Investment LLC, 9.87%, 6/30/08, FRN (a)(c)(h)	A1/A−	11,129,726
3,085	Mizuho Preferred Capital Co. LLC, 8.79%, 6/30/08, FRN (a)(c)(h)	A1/A−	3,094,946
	Morgan Stanley,
500	5.30%, 3/1/13	Aa3/AA−	499,744
2,800	5.375%, 10/15/15	Aa3/AA−	2,698,702
3,850	MUFG Capital Finance I Ltd., 6.346%, 7/25/16, FRN (h)	A2/BBB+	3,487,653
700	Mystic Re Ltd., 13.09%, 6/7/11, FRN (a)(c)	NR/B+	723,422
1,900	Natexis Ambs Co. LLC, 8.44%, 6/30/08, FRN (a)(c)(h)	A1/A+	1,913,572
700	Preferred Term Securities XIII, 3.35%, 3/24/34, FRN (a)(c)	Aaa/AAA	644,000
7,600	Residential Capital LLC, 6.178%, 5/22/09, FRN	Caa1/CCC+	5,035,000
	SB Treasury Co. LLC, FRN (a)(h),
1,011	9.40%, 6/30/08 (c)	A1/A−	1,018,346
2,400	9.40%, 6/30/08	A1/A−	2,430,012
	Teco Finance, Inc. (a)(c),
983	6.572%, 11/1/17	Baa3/NR	952,887
2,000	6.75%, 5/1/15	Baa3/NR	2,037,818
1,417	7.00%, 5/1/12	Baa3/NR	1,501,763
5,745	Tokai Preferred Capital Co. LLC, 9.98%, 6/30/08, VRN (a)(c)(h)	A1/A−	5,761,850
2,460	UFJ Finance Aruba AEC, 6.75%, 7/15/13	Aa3/A	2,541,446
1,000	UBS AG, 5.875%, 12/20/17	Aa1/AA−	1,022,247
5,900	UBS Preferred Funding Trust V, 6.243%, 5/15/16, FRN (h)	Aa3/A	5,175,279
7,400	Xstrata Finance Canada Ltd., 5.80%, 11/15/16 (a)(c)	Baa2/BBB+	7,114,293
			392,041,564
	Food & Beverage–0.5%
3,450	H.J. Heinz Co., 6.428%, 12/1/20 (a)(c)	Baa2/BBB	3,492,649
6,700	Kraft Foods, Inc., 6.50%, 8/11/17	Baa2/BBB+	7,029,352
400	Kroger Co., 6.20%, 6/15/12	Baa2/BBB−	419,808
			10,941,809
	Healthcare & Hospitals–0.4%
	Boston Scientific Corp.,
2,600	5.45%, 6/15/14	Ba2/BB+	2,457,000
2,800	6.00%, 6/15/11	Ba2/BB+	2,779,000
	HCA, Inc.,
900	6.75%, 7/15/13	Caa1/B−	837,000
1,000	7.19%, 11/15/15	Caa1/B−	882,257
1,700	Hospira, Inc., 6.05%, 3/30/17	Baa3/BBB	1,668,419
			8,623,676

10 Fixed Income SHares—Series C Semi-Annual Report | 4.30.08

Fixed Income SHares—Series C
Schedule of Investments
April 30, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Hotels/Gaming–0.4%
$ 2,000	Mandalay Resort Group, 6.50%, 7/31/09	Ba2/BB	$2,010,000
	MGM Mirage, Inc.,
1,000	6.00%, 10/1/09	Ba2/BB	1,002,500
5,500	6.625%, 7/15/15	Ba2/BB	4,826,250
			7,838,750
	Insurance–2.9%
	American International Group, Inc.,
€7,800	4.875%, 3/15/67, FRN	Aa3/A+	9,960,689
$ 7,400	5.05%, 10/1/15	Aa2/AA	7,144,160
15,700	5.85%, 1/16/18	Aa2/AA	15,727,946
4,500	6.25%, 5/1/36	Aa2/AA	4,409,703
5,000	Metropolitan Life Global Funding I, 4.625%, 8/19/10 (a)(c)	Aa2/AA	5,080,830
¥100,000	Mizuho Financial Group, Inc., 1.317%, 11/24/49, FRN (f)	NR/NR	955,723
	Residential Reins Ltd., FRN (a)(c),
$ 14,300	9.076%, 6/7/10	NR/BB+	14,382,940
4,000	10.326%, 6/7/10	NR/BB	4,056,269
			61,718,260
	Metals & Mining–0.8%
2,100	Corp Nacional del Cobre de Chile, 6.15%, 10/24/36 (a)(c)	Aa3/A	2,053,063
	Freeport-McMoRan Copper & Gold, Inc.,
6,800	5.883%, 4/1/15, FRN	Ba2/BBB−	6,885,000
1,700	8.375%, 4/1/17	Ba2/BBB−	1,882,750
	Vale Overseas Ltd.,
4,450	6.25%, 1/11/16	Baa3/BBB	4,580,963
2,200	6.25%, 1/23/17	Baa3/BBB	2,267,316
			17,669,092
	Multi-Media–3.2%
1,530	British Sky Broadcasting PLC, 8.20%, 7/15/09	Baa2/BBB	1,581,354
2,500	Comcast Cable Communications Holdings, Inc., 8.375%, 3/15/13	Baa2/BBB+	2,804,152
1,000	Comcast Cable Communications, Inc., 7.125%, 6/15/13	Baa2/BBB+	1,072,987
	Comcast Corp.,
500	5.30%, 1/15/14	Baa2/BBB+	493,350
10,600	5.875%, 2/15/18	Baa2/BBB+	10,599,671
1,700	5.90%, 3/15/16	Baa2/BBB+	1,723,955
15,000	6.45%, 3/15/37	Baa2/BBB+	14,978,940
	COX Communications, Inc.,
1,100	6.45%, 12/1/36 (a)(c)	Baa3/BBB−	1,109,270
3,000	7.75%, 11/1/10	Baa3/BBB−	3,187,470
	CSC Holdings, Inc.,
810	7.875%, 2/15/18	B1/BB	799,875
775	8.125%, 8/15/09	B1/BB	792,437

4.30.08 | Fixed Income SHares—Series C Semi-Annual Report 11

Fixed Income SHares—Series C
Schedule of Investments
April 30, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Multi-Media (continued)
	Echostar DBS Corp.,
$ 2,000	6.375%, 10/1/11	Ba3/BB−	$1,995,000
5,700	7.00%, 10/1/13	Ba3/BB−	5,714,250
	News America Holdings, Inc.,
100	5.30%, 12/15/14	Baa2/BBB+	100,672
1,480	9.25%, 2/1/13	Baa2/BBB+	1,708,377
	Rogers Cable, Inc.,
1,300	5.50%, 3/15/14	Baa3/BBB−	1,276,080
CAD800	7.25%, 12/15/11	Baa3/BBB−	841,585
	Time Warner Cable, Inc.,
$ 6,940	5.85%, 5/1/17	Baa2/BBB+	6,904,537
8,390	6.55%, 5/1/37	Baa2/BBB+	8,368,270
1,600	Time Warner, Inc., 5.50%, 11/15/11	Baa2/BBB+	1,587,006
	Viacom, Inc.,
200	5.625%, 8/15/12	Baa3/BBB	199,381
400	6.625%, 5/15/11	Baa3/BBB	412,212
			68,250,831
	Oil & Gas–5.6%
4,600	Anadarko Finance Co., 6.75%, 5/1/11	Baa3/BBB−	4,859,389
	Anadarko Petroleum Corp.,
4,000	5.95%, 9/15/16	Baa3/BBB−	4,123,084
4,000	6.45%, 9/15/36	Baa3/BBB−	4,124,192
	Apache Corp.,
700	5.625%, 1/15/17	A3/A−	729,234
3,000	6.00%, 1/15/37	A3/A−	3,030,552
	Canadian Natural Resources Ltd.,
2,400	6.00%, 8/15/16	Baa2/BBB	2,458,826
4,500	6.50%, 2/15/37	Baa2/BBB	4,546,404
	Chesapeake Energy Corp.,
1,700	6.375%, 6/15/15	Ba3/BB	1,683,000
900	7.00%, 8/15/14	Ba3/BB	924,750
3,500	7.50%, 6/15/14	Ba3/BB	3,648,750
13,800	Citic Resources Finance Ltd., 6.75%, 5/15/14 (a)(c)	Ba2/BB+	13,144,500
5,000	Devon Energy Corp., 7.95%, 4/15/32	Baa1/BBB+	6,174,710
	Devon Financing Corp.,
2,900	6.875%, 9/30/11	Baa1/BBB+	3,114,420
1,300	7.875%, 9/30/31	Baa1/BBB+	1,588,259
4,700	EnCana Corp., 6.50%, 8/15/34	Baa2/A−	4,752,823
2,675	Enterprise Products Operating L.P., 4.625%, 10/15/09	Baa3/BBB−	2,687,300
	Gaz Capital S.A. (a)(c),
5,700	7.343%, 4/11/13	A3/BBB	5,992,125
14,000	8.146%, 4/11/18	A3/BBB	14,927,500
4,500	Gazprom, 9.625%, 3/1/13 (a)(c)	A3/BBB	5,118,750

12 Fixed Income SHares—Series C Semi-Annual Report | 4.30.08

Fixed Income SHares—Series C
Schedule of Investments
April 30, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Oil & Gas (continued)
$7,600	Gazprom AG, 9.625%, 3/1/13	A3/BBB	$8,660,200
3,424	Gazprom International S.A., 7.201%, 2/1/20	NR/BBB+	3,496,907
700	Hess Corp., 7.875%, 10/1/29	Baa2/BBB−	840,223
1,348	Kern River Funding Corp., 4.893%, 4/30/18 (a)(c)	A3/A−	1,309,427
1,200	Plains Exploration & Production Co., 7.00%, 3/15/17	B1/BB−	1,188,000
3,500	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, 9/30/20 (a)	Aa2/A	3,254,650
6,500	Tesoro Corp., 6.50%, 6/1/17	Ba1/BB+	5,996,250
	XTO Energy, Inc.,
3,000	5.50%, 6/15/18	Baa2/BBB	2,985,222
1,700	6.10%, 4/1/36	Baa2/BBB	1,656,557
3,000	7.50%, 4/15/12	Baa2/BBB	3,268,752
			120,284,756
	Paper/Paper Products–0.4%
	Georgia-Pacific LLC,
2,900	7.00%, 1/15/15 (a)(c)	Ba3/BB−	2,885,500
2,600	7.125%, 1/15/17 (a)(c)	Ba3/BB−	2,587,000
1,400	7.25%, 6/1/28	B2/B+	1,246,000
1,000	7.375%, 12/1/25	B2/B+	905,000
			7,623,500
	Real Estate–0.1%
2,750	Forest City Enterprises, Inc., 7.625%, 6/1/15	Ba3/BB−	2,571,250
	Retail–0.1%
1,300	Yum! Brands, Inc., 6.25%, 4/15/16	Baa2/BBB−	1,319,641
	Telecommunications–1.7%
	AT&T Corp.,
2,352	7.30%, 11/15/11	A2/A	2,532,248
1,500	8.00%, 11/15/31	A2/A	1,810,655
100	British Telecommunications PLC, 8.625%, 12/15/10	Baa1/BBB+	108,882
	Deutsche Telekom International Finance BV,
2,500	8.00%, 6/15/10	A3/A−	2,679,220
€1,280	8.125%, 5/29/12	A3/A−	2,174,582
$2,700	Nextel Communications, Inc., 7.375%, 8/1/15	Baa3/BBB−	2,161,458
	Qwest Communications International, Inc.,
6,950	7.25%, 2/15/11	Ba3/B+	6,932,625
5,000	7.50%, 2/15/14	Ba3/B+	4,937,500
2,000	Qwest Corp., 6.05%, 6/15/13, FRN	Ba1/BBB−	1,925,000
CAD400	Rogers Wireless, Inc., 7.625%, 12/15/11	Baa3/BBB−	426,619
	Sprint Capital Corp.,
$1,000	6.375%, 5/1/09	Baa3/BBB−	985,233
4,800	8.75%, 3/15/32	Baa3/BBB−	4,245,749
3,500	Telefonica Emisones s.A.u., 5.984%, 6/20/11	Baa1/BBB+	3,577,252
900	Verizon New England, Inc., 6.50%, 9/15/11	Baa1/A	931,184

4.30.08 | Fixed Income SHares—Series C Semi-Annual Report 13

Fixed Income SHares—Series C
Schedule of Investments
April 30, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Telecommunications (continued)
$ 100	Vodafone Group PLC, 7.75%, 2/15/10	Baa1/A−	$105,565
			35,533,772
	Tobacco–0.4%
8,030	RJ Reynolds Tobacco Holdings, Inc., 7.75%, 6/1/18	Ba1/BBB	8,589,779
	Utilities–2.5%
2,700	Bruce Mansfield Unit, 6.85%, 6/1/34	Baa2/BBB	2,743,025
400	Columbus Southern Power Co., 5.50%, 3/1/13	A3/BBB	404,909
1,300	Constellation Energy Group, Inc., 7.00%, 4/1/12	Baa1/BBB+	1,364,958
	Consumers Energy Co.,
2,050	5.00%, 2/15/12	Baa1/BBB	2,049,354
850	5.00%, 3/15/15	Baa1/BBB	824,791
3,000	5.15%, 2/15/17	Baa1/BBB	2,912,379
1,100	5.375%, 4/15/13	Baa1/BBB	1,110,312
1,300	Dayton Power & Light Co., 5.125%, 10/1/13	A2/A−	1,328,722
12,500	Enel Finance International S.A., 6.25%, 9/15/17 (a)(c)	A2/A−	12,906,300
1,600	Energy East Corp., 6.75%, 7/15/36	Baa2/BBB	1,550,850
2,000	Entergy Arkansas, Inc., 4.50%, 6/1/10	Baa1/A−	1,990,182
	Entergy Louisiana LLC,
3,300	4.67%, 6/1/10	Baa1/A−	3,300,241
91	8.09%, 1/2/17	Baa2/BBB	88,973
200	Idaho Power Co., 6.60%, 3/2/11	A3/A−	211,643
1,000	Midamerican Energy Holdings Co., 5.875%, 10/1/12	Baa1/BBB+	1,043,914
	Nevada Power Co.,
1,600	5.95%, 3/15/16	Baa3/BB+	1,598,064
3,000	6.50%, 5/15/18	Baa3/BB+	3,092,871
1,000	6.65%, 4/1/36	Baa3/BB+	977,150
	Ohio Edison Co.,
1,700	5.45%, 5/1/15	Baa2/BBB−	1,640,298
1,600	5.647%, 6/15/09 (a)(c)	Baa2/BBB−	1,623,077
500	PSE&G Power LLC, 7.75%, 4/15/11	Baa1/BBB	535,682
2,900	Public Service Co. of Oklahoma, 6.15%, 8/1/16	Baa1/BBB	2,913,775
1,700	Sierra Pacific Power Co., 6.00%, 5/15/16	Baa3/BB+	1,697,900
450	System Energy Resources, Inc., 5.129%, 1/15/14 (a)(c)	Baa3/BBB+	440,923
1,000	Tampa Electric Co., 6.875%, 6/15/12	Baa2/BBB−	1,055,274
4,500	Toledo Edison Co., 6.15%, 5/15/37	Baa3/BBB−	4,032,698
			53,438,265
	Waste Disposal–0.2%
4,800	Allied Waste North America, Inc., 6.50%, 11/15/10	B1/BB	4,866,000
	Total Corporate Bonds & Notes (cost–$1,325,853,358)		1,285,252,516

14 Fixed Income SHares—Series C Semi-Annual Report | 4.30.08

Fixed Income SHares—Series C
Schedule of Investments
April 30, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
U.S. GOVERNMENT AGENCY SECURITIES–34.0%
	Fannie Mae–6.9%
$ 7	4.81%, 8/25/18, CMO, FRN	Aaa/AAA	$7,371
500	5.50%, 12/1/35, MBS	Aaa/AAA	503,814
239	5.50%, 2/1/36, MBS	Aaa/AAA	240,241
255	5.50%, 9/1/36, MBS	Aaa/AAA	256,720
220	5.50%, 12/1/36, MBS	Aaa/AAA	221,798
2,000	5.50%, 1/1/37, MBS	Aaa/AAA	2,013,324
1,719	5.50%, 2/1/37, MBS	Aaa/AAA	1,730,586
4,854	5.50%, 3/1/37, MBS	Aaa/AAA	4,886,051
1,237	5.50%, 4/1/37, MBS	Aaa/AAA	1,245,642
12,105	5.50%, 5/1/37, MBS	Aaa/AAA	12,185,757
2,576	5.50%, 6/1/37, MBS	Aaa/AAA	2,593,472
712	5.50%, 7/1/37, MBS	Aaa/AAA	717,177
443	5.50%, 8/1/37, MBS	Aaa/AAA	445,451
229	5.50%, 10/1/37, MBS	Aaa/AAA	230,329
10	5.598%, 2/1/18, FRN, MBS	Aaa/AAA	10,507
15,910	6.00%, 7/1/37, MBS	Aaa/AAA	16,283,148
101,000	6.00%, MBS, TBA (d)	Aaa/AAA	103,256,744
9	7.364%, 4/1/17, FRN, MBS	Aaa/AAA	9,081
			146,837,213
	Freddie Mac–1.3%
1,707	4.50%, 3/15/16, CMO	Aaa/AAA	1,722,148
12	5.375%, 12/1/18, FRN, MBS	Aaa/AAA	12,435
22,000	5.50%, MBS, TBA (d)	Aaa/AAA	22,140,932
2,118	6.00%, 10/1/27, MBS	Aaa/AAA	2,175,106
33	6.274%, 6/1/30, FRN, MBS	Aaa/AAA	33,174
1,000	6.50%, 8/1/37, MBS	Aaa/AAA	1,037,203
			27,120,998
	Ginnie Mae–22.7%
2,789	4.75%, 6/20/34, FRN, MBS	Aaa/AAA	2,803,817
99,253	6.00%, 2/15/37, MBS	Aaa/AAA	102,180,081
1,787	6.00%, 8/15/37, MBS	Aaa/AAA	1,839,435
370,000	6.00%, MBS, TBA (d)	Aaa/AAA	380,117,280
23	6.375%, 1/20/22, FRN, MBS	Aaa/AAA	22,943
23	7.50%, 1/15/31, MBS	Aaa/AAA	25,008
53	7.50%, 8/15/31, MBS	Aaa/AAA	57,237
			487,045,801

4.30.08 | Fixed Income SHares—Series C Semi-Annual Report 15

Fixed Income SHares—Series C
Schedule of Investments
April 30, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Small Business Administration Participation Certificates–3.1%
$ 1,153	4.504%, 2/1/14	Aaa/AAA	$1,123,005
36,491	5.32%, 1/1/27	Aaa/AAA	37,062,577
27,283	5.70%, 8/1/26	Aaa/AAA	28,349,928
			66,535,510
	Total U.S. Government Agency Securities (cost–$725,197,051)		727,539,522
SOVEREIGN DEBT OBLIGATIONS–9.1%
	Brazil–0.4%
	Federal Republic of Brazil,
BRL7,650	10.25%, 1/10/28	Ba1/BB+	4,023,223
BRL6,300	12.50%, 1/5/22	Ba1/BB+	3,871,654
			7,894,877
	France–5.0%
€78,100	France Government Bond, 4.00%, 10/25/38, OAT (d)	Aaa/AAA	107,067,921
	Germany–3.3%
	Deutsche Bundesrepublik (d),
€2,900	4.25%, 7/4/39	Aaa/AAA	4,233,946
€35,000	6.25%, 1/4/30	Aaa/AAA	66,040,866
			70,274,812
	Korea–0.0%
$ 1,000	Export-Import Bank of Korea, 3.166%, 6/1/09, FRN	Aa3/A	1,001,587
	Russia–0.4%
7,123	Russian Federation, 7.50%, 3/31/30, VRN	Baa2/BBB+	8,202,266
	Total Sovereign Debt Obligations (cost–$194,065,714)		194,441,463
	SENIOR LOANS (a)(b)–6.4%
	Automotive–0.6%
13,726	Ford Motor Corp., 5.80%, 12/15/13, Term B		12,647,449
	Hertz Corp.,
111	2.599%, 12/21/12		106,730
2	4.22%, 12/21/12		1,476
371	4.22%, 12/21/12, Term B		356,809
242	4.23%, 12/21/12, Term B		231,968
			13,344,432
	Drugs & Medical Products–0.2%
	Mylan Laboratories, Inc.,
1,956	5.938%, 10/2/14, Term B		1,922,220
978	6.00%, 10/2/14		961,110
2,053	6.125%, 10/2/14, Term B		2,017,582
			4,900,912

16 Fixed Income SHares—Series C Semi-Annual Report | 4.30.08

Fixed Income SHares—Series C
Schedule of Investments
April 30, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Entertainment–0.1%
$ 3,952	MGM Studios, 5.946%, 4/8/12, Term B		$3,175,361
	Financial Services–4.4%
102,718	Chrysler Financial Corp., 6.80%, 8/3/12		93,743,996
	Healthcare & Hospitals–0.1%
1,980	HCA, Inc., 4.946%, 11/18/13, Term B		1,883,570
	Hotels/Gaming–0.3%
993	Las Vegas Sands Corp., 4.45%, 5/23/14		913,889
	MGM Mirage, Inc.,
720	2.904%, 10/3/11		644,040
600	2.941%, 10/3/11		482,063
480	2.974%, 10/3/11		385,650
1,200	3.414%, 10/3/11		1,073,400
1,800	3.421%, 10/3/11		1,610,100
600	3.468%, 10/3/11		482,063
600	4.405%, 10/3/11		536,700
			6,127,905
	Paper/Paper Products–0.7%
	Georgia-Pacific Corp.,
942	4.446%, 12/20/12		905,259
806	4.446%, 12/20/12, Term B		774,060
4,020	4.74%, 12/20/12		3,862,436
8,966	4.74%, 12/20/12, Term B		8,614,747
1,055	4.835%, 12/20/12, Term B		1,013,500
			15,170,002
	Total Senior Loans (cost–$145,753,604)		138,346,178
MUNICIPAL BONDS–1.7%
	California–0.1%
2,400	Golden State Tobacco Securitization Corp. Rev.,
	5.75%, 6/1/47, Ser. A-1	Baa3/BBB	2,157,600
	Michigan–0.4%
8,555	Detroit City School Dist., GO, 5.00%, 5/1/33, Ser. B (FGIC, Q-SBLF)	Aa3/AA	8,626,263
	Ohio–0.6%
13,550	Buckeye Tobacco Settlement Financing Auth. Rev.,
	5.75%, 6/1/34, Ser. A-2	Baa3/BBB	12,359,633
	Washington–0.6%
13,180	State, Motor Vehicle Rev., GO, 5.00%, 1/1/33, Ser. D	Aa1/AA+	13,442,282
	Total Municipal Bonds (cost–$36,765,690)		36,585,778

4.30.08 | Fixed Income SHares—Series C Semi-Annual Report 17

Fixed Income SHares—Series C
Schedule of Investments
April 30, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
MORTGAGE-BACKED SECURITIES–1.3%
$ 4,400	Banc of America Commercial Mortgage, Inc.,
	5.889%, 7/10/44, CMO, VRN	NR/AAA	$4,460,793
3,000	Chase Commercial Mortgage Securities Corp.,
	6.484%, 2/12/16, CMO, VRN (a)(c)	Aaa/NR	3,105,042
8,000	Citigroup/Deutsche Bank Commercial Mortgage Trust,
	5.545%, 1/15/46, CMO, VRN	Aaa/AAA	7,888,007
2,466	Downey Savings & Loan Assoc. Mortgage Loan Trust,
	6.516%, 7/19/44, CMO, FRN	Aaa/AAA	2,170,251
6,212	Greenpoint Mortgage Funding Trust, 3.125%, 6/25/45, CMO, FRN	Aaa/AAA	4,677,040
35,282	Hilton Hotel Pool Trust, 0.864%, 10/3/15, CMO, IO, VRN (a)(c)	Aaa/AAA	518,033
1,000	JPMorgan Chase Commercial Mortgage Securities Corp.,
	5.336%, 5/15/47, CMO	Aaa/AAA	971,380
2,067	Ocwen Residential MBS Corp., 7.00%, 10/25/40, CMO, VRN (a)(c)	B3/NR	1,091,872
543	PNC Mortgage Acceptance Corp., 7.61%, 2/15/10, CMO	Aaa/NR	562,055
3,963	Washington Mutual, Inc., 2.995%, 11/25/34, CMO, FRN	Aaa/AAA	3,400,531
	Total Mortgage-Backed Securities (cost–$32,113,702)		28,845,004
CONVERTIBLE BONDS–1.3%
	Oil & Gas–1.3%
	Chesapeake Energy Corp.,
18,200	2.50%, 5/15/37	Ba3/BB	25,616,500
1,200	2.75%, 11/15/35	Ba3/BB	1,762,500
	Total Convertible Bonds (cost–$19,960,021)		27,379,000
ASSET-BACKED SECURITIES–0.3%
	Green Tree Financial Corp.,
491	6.22%, 3/1/30	NR/BBB	453,461
6,049	6.53%, 2/1/31, VRN	NR/B−	5,155,363
	Keystone Owner Trust (a)(c),
78	8.35%, 12/25/24	Ba2/NR	75,401
6	9.00%, 1/25/29	Ba2/NR	5,069
	Total Asset-Backed Securities (cost–$6,159,098)		5,689,294
PREFERRED STOCK–0.1%
Shares
	Financial Services–0.1%
56,000	Goldman Sachs Group, Inc., 3.846%, FRN (cost–$1,400,000)	A2/A	1,080,800

18 Fixed Income SHares—Series C Semi-Annual Report | 4.30.08

Fixed Income SHares—Series C
Schedule of Investments
April 30, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
SHORT-TERM INVESTMENTS–5.4%
	U.S. Treasury Bills (i)–1.0%
$22,100	0.90%–1.35%, 5/29/08-6/26/08 (cost–$22,062,582)		$22,062,582
	Corporate Notes–0.7%
	Airlines–0.0%
500	Continental Airlines, Inc., 6.32%, 11/1/08	Baa2/A−	497,688
	Financial Services–0.3%
4,205	Ford Motor Credit Co. LLC, 6.625%, 6/16/08	B1/B	4,182,200
1,000	Spinnaker Capital Ltd., 14.30%, 6/15/08, FRN (a)(c)	B1/NR	1,008,827
			5,191,027
	Oil & Gas–0.1%
2,800	Salomon Brothers AG for OAO Siberian Oil Co., 10.75%, 1/15/09	Ba1/BBB−	2,926,840
	Telecommunications–0.1%
1,350	Sprint Capital Corp., 6.125%, 11/15/08	Baa3/BBB−	1,340,048
	Utilities–0.2%
500	Cleveland Electric Illuminating Co., 6.86%, 10/1/08	Baa2/BBB+	504,838
1,500	Entergy Gulf States, Inc., 3.60%, 6/1/08	Baa3/BBB+	1,497,510
1,600	Ohio Edison Co., 4.00%, 5/1/08	Baa2/BBB−	1,600,000
			3,602,348
	Waste Disposal–0.0%
500	Waste Management, Inc., 6.50%, 11/15/08	Baa3/BBB	507,570
	Total Corporate Notes (cost–$14,048,950)		14,065,521
	U.S. Government Agency Securities–0.0%
—(g)	Fannie Mae, 4.00%, 2/25/09, CMO (cost–$378)	Aaa/AAA	386
	Repurchase Agreements–3.7%
9,000	Credit Suisse First Boston, dated 4/30/08, 1.90%, due 5/1/08, proceeds $9,000,475; collateralized by U.S. Treasury Inflation Index Note, 1.875%, due 7/15/13, valued at $9,259,600 including accrued interest		9,000,000
64,400	Deutsche Bank, dated 4/30/08, 1.90%, due 5/1/08, proceeds
	$64,403,399; collateralized by U.S. Treasury Inflation Index Bond,
	3.875%, due 4/15/29, valued at $66,127,252 including accrued interest		64,400,000
6,615	State Street Bank & Trust Co., dated 4/30/08, 1.70%, due 5/1/08, proceeds $6,615,312; collateralized by Federal Home Loan Bank, 2.023%, due 7/7/08, valued at $6,749,594 including accrued interest		6,615,000
	Total Repurchase Agreements (cost–$80,015,000)		80,015,000
	Total Short-Term Investments (cost–$116,126,910)		116,143,489

4.30.08 | Fixed Income SHares—Series C Semi-Annual Report 19

Fixed Income SHares—Series C
Schedule of Investments
April 30, 2008 (unaudited) (continued)

Contracts/ Notional Amount		Value
OPTIONS PURCHASED (j)–1.1%
	Call Options–0.9%
	2-Year Interest Rate Swap (OTC),
	Pay 3-Month EUR-LIBOR Floating Rate Index,
$1,928,000,000	strike rate 4.12%, expires 3/16/09	$6,568,927
	Pay 3-Month USD-LIBOR Floating Rate Index,
70,000,000	strike rate 4.25%, expires 7/6/09	1,045,639
	Pay 3-Month USD-LIBOR Floating Rate Index,
66,300,000	strike rate 5.00%, expires 8/28/09	1,590,371
	Euro Bund (OTC),
594	strike price $126 expires 5/23/08	9,248
500	strike price $127 expires 5/23/08	7,784
350	strike price $128 expires 5/23/08	5,449
540	strike price $130 expires 5/23/08	8,407
	Euro-Schatz (OTC),
31	strike price $109, expires 5/23/08	241
9,152	strike price $110, expires 5/23/08	71,244
	Euro versus Japanese Yen (OTC),
9,000,000	strike price $148.40, expires 6/3/10	1,016,522
	Euro versus U.S. Dollar (OTC),
9,800,000	strike price $1.38, expires 5/21/10	1,689,187
18,800,000	strike price $1.38, expires 5/21/10	3,240,480
19,000,000	strike price $1.38, expires 6/3/10	3,274,657
	Fannie Mae (OTC),
12,000,000	strike price $106, expires 6/5/08	—
30,000,000	strike price $106, expires 7/7/08	—
360,000,000	strike price $109.19, expires 7/7/08	4
	U.S. Dollar versus Japanese Yen (OTC),
10,200,000	strike price $104, expires 3/17/10	351,747
5,000,000	strike price $105.20, expires 3/31/10	144,210
20,000,000	strike price $105.40, expires 3/31/10	559,140
	U.S. Treasury Bonds 30 yr. Futures (CBOT),
361	strike price $159, expires 5/23/08	5,641
	U.S. Treasury Inflation Index Bonds (OTC),
16,000,000	strike price $104.91, expires 6/27/08	—
	U.S. Treasury Notes 2 yr. Futures (CBOT),
653	strike price $109.50, expires 5/23/08	10,203
		19,599,101
	Put Options–0.2%
	Bundesrepublik Deutschland (OTC),
10,000,000	strike price $81.30, expires 5/22/08	—
75,000,000	strike price $82, expires 5/22/08	1
	Put Options (continued)
	Euro-Bobl (OTC),

20 Fixed Income SHares—Series C Semi-Annual Report | 4.30.08

Fixed Income SHares—Series C
Schedule of Investments
April 30, 2008 (unaudited) (continued)

Contracts/ Notional Amount		Value
$52	strike price $104, expires 5/23/08	$405
60	strike price $105, expires 5/23/08	467
	Euro versus Japanese Yen (OTC),
9,000,000	strike price $148.40, expires 6/3/10	712,473
	Euro versus U.S. Dollar (OTC),
8,000,000	strike price $1.36, expires 5/21/08	1,881
16,000,000	strike price $1.36, expires 5/21/08	4,907
9,800,000	strike price $1.38, expires 5/21/10	304,023
18,800,000	strike price $1.38, expires 5/21/10	583,228
19,000,000	strike price $1.38, expires 6/3/10	593,989
	Fannie Mae (OTC),
89,000,000	strike price $80, expires 7/7/08	1,916
138,000,000	strike price $86.38, expires 6/5/08	621
71,000,000	strike price $90, expires 6/5/08	359
560,000,000	strike price $92.19, expires 6/5/08	53,374
	Financial Future Euro – 90 day (CME),
150	strike price $92.25, expires 6/16/08	—
	Freddie Mac (OTC),
22,000,000	strike price $86, expires 6/5/08	74
1,000,000	strike price $93, expires 6/5/08	—
	Ginnie Mae (OTC),
100,000,000	strike price $81.09, expires 6/12/08	145
236,000,000	strike price $85, expires 6/12/08	777
235,000,000	strike price $89, expires 6/12/08	1,915
	United Kingdom–90 day (CME),
8,036	strike price $92.50, expires 6/18/08	20
	U.S. Dollar versus Japanese Yen (OTC),
10,200,000	strike price $104, expires 3/17/10	721,956
5,000,000	strike price $105.20, expires 3/31/10	386,170
20,000,000	strike price $105.40, expires 3/31/10	1,564,660
	U.S. Treasury Notes 10 yr. Futures (CBOT),
414	strike price $80, expires 5/23/08	6,469
600	strike price $83, expires 5/23/08	9,375
860	strike price $85, expires 5/23/08	13,438
1,866	strike price $88, expires 5/23/08	29,156
3,000	strike price $100, expires 5/23/08	46,875
896	strike price $108, expires 5/23/08	14,000
		5,052,674
	Total Options Purchased (cost–$15,231,557)	24,651,775
	Total Investments before options written (cost–$2,618,626,705)	2,585,954,819

4.30.08 | Fixed Income SHares—Series C Semi-Annual Report 21

Fixed Income SHares—Series C
Schedule of Investments
April 30, 2008 (unaudited) (continued)

Contracts/ Notional Amount			Value
OPTIONS WRITTEN (j)–(0.6)%
	Call Options–(0.4)%
	2-Year Interest Rate Swap (OTC),
	Pay 3-Month EUR-LIBOR Floating Rate Index,
$423,000,000	strike rate 4.25%, expires 3/16/09		$(6,464,972)
	7-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
19,700,000	strike rate 4.90%, expires 7/6/09		(878,277)
	Pay 3-Month USD-LIBOR Floating Rate Index,
21,700,000	strike rate 5.32%, expires 8/28/09		(1,310,098)
	U.S. Treasury Bonds 30 yr. Futures (CBOT),
30,500,000	strike price $4.40, expires 6/20/08		(168,067)
	U.S. Treasury Notes 10 yr. Futures (CBOT),
1,708	strike price $118, expires 5/23/08		(320,250)
			(9,141,664)
	Put Options–(0.2)%
	5-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
413,800,000	strike rate 5.10%, expires 3/16/09		(2,679,686)
	U.S. Treasury Notes 10 yr. Futures (CBOT),
1,708	strike price $114, expires 5/23/08		(453,688)
			(3,133,374)
	Total Options Written (premiums received–$9,998,076)		(12,275,038)
	Total Investments net of options written (cost–$2,608,628,627)	120.1%	2,573,679,781
	Liabilities in excess of other assets	(20.1)	(431,571,684)
	Net Assets	100.0%	$2,142,108,097

22 Fixed Income SHares—Series C Semi-Annual Report | 4.30.08 | See accompanying Notes to Financial Statements

Fixed Income SHares—Series H
Schedule of Investments
April 30, 2008 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
MUNICIPAL BONDS–94.5%
	Arizona–6.6%
$100	Health Facs. Auth. Rev., Beatitudes Project, 5.20%, 10/1/37	NR/NR	$78,916
100	Pima Cnty. Industrial Dev. Auth. Rev.,
	Choice Education and Dev. Corp., 6.375%, 6/1/36	NR/NR	94,224
			173,140
	California–9.3%
100	Statewide Community Dev. Auth. Rev.,
	Baptist Univ., 5.50%, 11/1/38, Ser. A	NR/NR	93,304
150	Univ. Rev., 5.00%, 5/15/41, Ser. D (FGIC)	Aa2/AA−	151,081
			244,385
	Colorado–3.3%
100	Health Facs. Auth. Rev., Volunteers of America, 5.25%, 7/1/27	NR/NR	86,801
	Florida–3.3%
100	Sarasota Cnty. Health Fac. Auth. Rev., 5.75%, 7/1/37	NR/NR	85,629
	Illinois–3.4%
100	Finance Auth. Rev., Dekalb Supportive Living, 6.10%, 12/1/41 (m)	NR/NR	88,880
	Indiana–3.3%
100	Vigo Cnty. Hospital Auth. Rev., 5.70%, 9/1/37 (c)	NR/NR	87,570
	Iowa–3.1%
100	Finance Auth. Rev., 5.50%, 11/15/37	NR/NR	81,803
	Maryland–6.8%
	Health & Higher Educational Facs. Auth. Rev.,
100	5.30%, 1/1/37	NR/NR	79,601
100	6.00%, 1/1/43	NR/BBB−	98,258
			177,859
	Michigan–10.2%
100	Kalamazoo Economic Dev. Corp. Rev., 5.50%, 5/15/36	NR/NR	83,760
100	Meridian Economic Dev. Corp. Rev., 5.25%, 7/1/26	NR/NR	89,726
100	Tobacco Settlement Finance Auth. Rev., 5.125%, 6/1/22, Ser. A	NR/BBB	94,482
			267,968
	Minnesota–6.8%
100	North Oaks Presbyterian Homes Rev., 6.125%, 10/1/39	NR/NR	97,879
100	St. Paul Housing & Redev. Auth. Rev., 5.375%, 5/1/43	NR/NR	79,413
			177,292
	Missouri–3.5%
100	Branson Regional Airport Transportation Dev. Dist. Rev.,
	6.00%, 7/1/25, Ser. B (m)	NR/NR	91,394
	New Jersey–3.6%
100	Middlesex Cnty. Improvement Auth. Rev., 6.125%, 1/1/25, Ser. B	NR/NR	94,462

4.30.08 | Fixed Income SHares—Series H Semi-Annual Report 23

Fixed Income SHares—Series H
Schedule of Investments
April 30, 2008 (unaudited) (concluded)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	New Mexico–3.5%
$100	Otero Cnty. Rev., 6.00%, 4/1/28	NR/NR	$91,032
	Pennsylvania–3.2%
100	Allegheny Cnty. Hospital Dev. Auth. Rev., 5.375%, 11/15/40, Ser. A	Ba2/BB	82,427
	Tennessee–3.4%
100	Blount Cnty. Health & Educational Facs. Board Rev.,
	5.125%, 4/1/23, Ser. A	NR/NR	89,455
	Texas–7.2%
100	Maverick Cnty. Public Fac. Corp. Rev., 6.375%, 2/1/29, Ser. A-1	NR/NR	89,426
100	Willacy Cnty. Rev., 6.875%, 9/1/28, Ser. A-1	NR/NR	99,252
			188,678
	Utah–7.1%
100	Spanish Fork City Rev., 5.55%, 11/15/21	NR/NR	94,104
100	Utah Cnty. Lincoln Academy Charter School Rev., GO,
	5.875%, 6/15/37, Ser. A (c)	NR/NR	91,385
			185,489
	Virginia–3.5%
100	Lewistown Commerce Center Community Dev. Auth. Rev., 6.05%, 3/1/27	NR/NR	90,424
	Wisconsin–3.4%
100	Milwaukee Redev. Auth. Rev., 5.65%, 8/1/37, Ser. A	NR/NR	87,867
	Total Municipal Bonds (cost–$2,759,164)		2,472,555
EXCHANGE-TRADED FUND–2.2%
Shares
57,000	SSgA Tax Free Money Market Fund (cost–$57,000)		57,000

	Total Investments (cost–$2,816,164)	96.7%	2,529,555
	Other assets less liabilities	3.3	85,222
	Net Assets	100.0%	$2,614,777

24 Fixed Income SHares—Series H Semi-Annual Report | 4.30.08 | See accompanying Notes to Financial Statements

Fixed Income SHares—Series M
Schedule of Investments
April 30, 2008 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
U.S. GOVERNMENT AGENCY SECURITIES–444.7%
	Fannie Mae–247.0%
$99	3.356%, 8/25/21, CMO, FRN (k)	Aaa/AAA	$98,307
3,654	4.00%, 11/25/19, CMO (k)	Aaa/AAA	3,313,799
4,972	4.058%, 1/1/34, FRN, MBS (k)	Aaa/AAA	5,079,193
590	4.448%, 10/1/34, FRN, MBS (k)	Aaa/AAA	592,441
300	4.50%, 11/25/14, CMO (k)	Aaa/AAA	303,752
1,775	4.50%, 7/1/21, MBS (k)	Aaa/AAA	1,755,446
283	4.50%, 12/1/21, MBS	Aaa/AAA	279,701
576	4.50%, 1/1/22, MBS	Aaa/AAA	569,685
32	4.50%, 2/1/22, MBS	Aaa/AAA	31,390
7,542	4.50%, 4/1/22, MBS	Aaa/AAA	7,456,516
965	4.50%, 5/1/22, MBS	Aaa/AAA	954,003
28,413	4.50%, 5/1/22, MBS (k)	Aaa/AAA	28,092,077
1,150	4.50%, 6/1/22, MBS	Aaa/AAA	1,137,300
5,076	4.50%, 7/1/22, MBS	Aaa/AAA	5,019,202
18,583	4.50%, 1/25/25, CMO (k)	Aaa/AAA	18,674,249
8,500	4.50%, 11/25/26, CMO (k)	Aaa/AAA	7,962,128
525	4.522%, 12/1/34, FRN, MBS (k)	Aaa/AAA	530,036
1,093	4.824%, 4/1/35, FRN, MBS (k)	Aaa/AAA	1,108,432
413	4.84%, 1/1/33, FRN, MBS (k)	Aaa/AAA	426,931
4,717	4.892%, 11/1/35, FRN, MBS (k)	Aaa/AAA	4,701,281
907	4.966%, 2/1/33, FRN, MBS (k)	Aaa/AAA	935,989
1,915	5.00%, 9/25/14, CMO (k)	Aaa/AAA	1,948,405
200	5.00%, 1/25/16, CMO (k)	Aaa/AAA	203,105
272	5.00%, 9/1/17, MBS (k)	Aaa/AAA	275,345
2,084	5.00%, 1/1/19, MBS (k)	Aaa/AAA	2,106,480
9,425	5.00%, 6/1/19, MBS (k)	Aaa/AAA	9,513,045
2,507	5.00%, 7/1/19, MBS (k)	Aaa/AAA	2,530,821
5,901	5.00%, 8/1/19, MBS (k)	Aaa/AAA	5,956,879
17	5.00%, 9/1/19, MBS	Aaa/AAA	16,890
6,817	5.00%, 9/1/19, MBS (k)	Aaa/AAA	6,885,057
2,655	5.00%, 10/1/19, MBS (k)	Aaa/AAA	2,679,657
66	5.00%, 11/1/19, MBS	Aaa/AAA	66,141
2,564	5.00%, 11/1/19, MBS (k)	Aaa/AAA	2,588,159
2,752	5.00%, 12/1/19, MBS (k)	Aaa/AAA	2,777,517
64	5.00%, 1/1/20, MBS	Aaa/AAA	64,549
5,313	5.00%, 1/1/20, MBS (k)	Aaa/AAA	5,362,969
78	5.00%, 2/1/20, MBS	Aaa/AAA	78,214
2,744	5.00%, 2/1/20, MBS (k)	Aaa/AAA	2,765,547
249	5.00%, 3/1/20, MBS (k)	Aaa/AAA	250,746
589	5.00%, 4/1/20, MBS (k)	Aaa/AAA	593,784
1,897	5.00%, 5/1/20, MBS (k)	Aaa/AAA	1,911,934
53	5.00%, 6/1/20, MBS	Aaa/AAA	53,780

4.30.08 | Fixed Income SHares—Series M Semi-Annual Report 25

Fixed Income SHares—Series M
Schedule of Investments
April 30, 2008 (unaudited) (continued)

Principal Amount (000)			Credit Rating (Moody’s/S&P)	Value
		Fannie Mae (continued)
$1,333		5.00%, 6/1/20, MBS (k)	Aaa/AAA	$1,343,003
24,115		5.00%, 7/1/20, MBS (k)	Aaa/AAA	24,304,221
161		5.00%, 8/1/20, MBS	Aaa/AAA	161,969
38,318		5.00%, 8/1/20, MBS (k)	Aaa/AAA	38,618,370
92		5.00%, 9/1/20, MBS	Aaa/AAA	92,735
21,128		5.00%, 9/1/20, MBS (k)	Aaa/AAA	21,293,858
182		5.00%, 10/1/20, MBS	Aaa/AAA	183,708
10,434		5.00%, 10/1/20, MBS (k)	Aaa/AAA	10,515,723
42		5.00%, 11/1/20, MBS	Aaa/AAA	42,738
2,555		5.00%, 11/1/20, MBS (k)	Aaa/AAA	2,575,191
297		5.00%, 12/1/20, MBS (k)	Aaa/AAA	299,803
3,011		5.00%, 1/1/21, MBS (k)	Aaa/AAA	3,033,438
92		5.00%, 2/1/21, MBS	Aaa/AAA	92,190
4,054		5.00%, 2/1/21, MBS (k)	Aaa/AAA	4,085,633
405		5.00%, 3/1/21, MBS (k)	Aaa/AAA	407,559
314		5.00%, 4/1/21, MBS (k)	Aaa/AAA	315,981
1,019		5.00%, 5/1/21, MBS (k)	Aaa/AAA	1,025,778
64		5.00%, 6/1/21, MBS	Aaa/AAA	64,602
571		5.00%, 6/1/21, MBS (k)	Aaa/AAA	574,646
73		5.00%, 7/1/21, MBS (k)	Aaa/AAA	73,736
106		5.00%, 9/1/21, MBS	Aaa/AAA	106,904
1,374		5.00%, 10/1/21, MBS (k)	Aaa/AAA	1,383,038
714		5.00%, 11/1/21, MBS	Aaa/AAA	719,076
68		5.00%, 12/1/21, MBS	Aaa/AAA	67,947
100		5.00%, 4/1/23, MBS	Aaa/AAA	100,627
775		5.00%, 4/1/23, MBS (d)	Aaa/AAA	779,859
—	(g)	5.00%, 11/1/33, MBS	Aaa/AAA	47
62,773		5.00%, 6/1/35, MBS (d)	Aaa/AAA	61,785,416
721		5.00%, 9/1/35, MBS (k)	Aaa/AAA	709,943
136,617		5.00%, 10/1/35, MBS	Aaa/AAA	134,492,403
246,216		5.00%, 10/1/35, MBS (k)	Aaa/AAA	242,340,775
139,393		5.00%, 2/1/36, MBS	Aaa/AAA	136,637,402
103,888		5.00%, 2/1/36, MBS (k)	Aaa/AAA	102,252,704
195,452		5.00%, 9/1/36, MBS	Aaa/AAA	191,557,785
1,297		5.00%, 11/1/36, MBS (k)	Aaa/AAA	1,275,756
23		5.00%, 1/1/37, MBS	Aaa/AAA	23,012
394		5.00%, 2/1/37, MBS (k)	Aaa/AAA	387,424
1,329		5.00%, 4/1/37, MBS (k)	Aaa/AAA	1,307,231
150		5.00%, 5/1/37, MBS (k)	Aaa/AAA	147,143
920		5.00%, 6/1/37, MBS (k)	Aaa/AAA	904,950
90		5.00%, 2/1/38, MBS (k)	Aaa/AAA	88,839
214,100		5.00%, MBS, TBA (d)	Aaa/AAA	210,319,850
61		5.22%, 5/1/17, FRN, MBS	Aaa/AAA	61,300

26 Fixed Income SHares—Series M Semi-Annual Report | 4.30.08

Fixed Income SHares—Series M
Schedule of Investments
April 30, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Fannie Mae (continued)
$69	5.22%, 6/1/20, FRN, MBS (k)	Aaa/AAA	$69,592
109	5.322%, 1/1/18, FRN, MBS (k)	Aaa/AAA	112,325
97	5.333%, 5/1/18, FRN, MBS (k)	Aaa/AAA	97,641
129	5.50%, 4/1/16, MBS (k)	Aaa/AAA	132,516
22	5.50%, 1/1/17, MBS	Aaa/AAA	22,099
104	5.50%, 9/1/17, MBS	Aaa/AAA	106,904
51	5.50%, 10/1/17, MBS	Aaa/AAA	52,209
87	5.50%, 11/1/17, MBS (k)	Aaa/AAA	88,611
28	5.50%, 1/1/18, MBS	Aaa/AAA	28,289
67	5.50%, 2/1/18, MBS	Aaa/AAA	68,888
143	5.50%, 4/1/18, MBS	Aaa/AAA	145,975
64	5.50%, 11/1/18, MBS	Aaa/AAA	65,375
56	5.50%, 12/1/18, MBS	Aaa/AAA	57,823
69	5.50%, 12/1/18, MBS (k)	Aaa/AAA	70,855
59	5.50%, 1/1/19, MBS	Aaa/AAA	60,019
34	5.50%, 4/1/19, MBS	Aaa/AAA	34,794
38	5.50%, 8/1/19, MBS	Aaa/AAA	38,893
78	5.50%, 9/1/19, MBS	Aaa/AAA	79,990
55	5.50%, 10/1/19, MBS	Aaa/AAA	55,826
25	5.50%, 3/1/20, MBS	Aaa/AAA	25,230
14	5.50%, 7/1/20, MBS	Aaa/AAA	14,541
71	5.50%, 10/1/20, MBS	Aaa/AAA	72,407
30	5.50%, 12/1/20, MBS	Aaa/AAA	30,405
30	5.50%, 1/1/21, MBS	Aaa/AAA	30,725
5,207	5.50%, 1/1/21, MBS (k)	Aaa/AAA	5,317,573
78	5.50%, 2/1/21, MBS	Aaa/AAA	79,788
3,694	5.50%, 2/1/21, MBS (k)	Aaa/AAA	3,766,785
4,352	5.50%, 3/1/21, MBS (k)	Aaa/AAA	4,437,502
185	5.50%, 4/1/21, MBS	Aaa/AAA	188,444
3,303	5.50%, 4/1/21, MBS (k)	Aaa/AAA	3,368,052
144	5.50%, 5/1/21, MBS	Aaa/AAA	147,245
5,505	5.50%, 5/1/21, MBS (k)	Aaa/AAA	5,613,155
162	5.50%, 6/1/21, MBS	Aaa/AAA	165,067
4,203	5.50%, 6/1/21, MBS (k)	Aaa/AAA	4,285,741
27	5.50%, 7/1/21, MBS	Aaa/AAA	27,974
3,749	5.50%, 7/1/21, MBS (k)	Aaa/AAA	3,822,708
66	5.50%, 8/1/21, MBS	Aaa/AAA	67,291
6,189	5.50%, 8/1/21, MBS (k)	Aaa/AAA	6,311,464
38	5.50%, 9/1/21, MBS	Aaa/AAA	38,732
6,424	5.50%, 10/1/21, MBS (k)	Aaa/AAA	6,551,035
8,372	5.50%, 11/1/21, MBS	Aaa/AAA	8,536,990
4,335	5.50%, 11/1/21, MBS (k)	Aaa/AAA	4,420,251
57	5.50%, 12/1/21, MBS	Aaa/AAA	58,105

4.30.08 | Fixed Income SHares—Series M Semi-Annual Report 27

Fixed Income SHares—Series M
Schedule of Investments
April 30, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Fannie Mae (continued)
$4,389	5.50%, 1/1/22, MBS	Aaa/AAA	$4,475,791
13,075	5.50%, 1/1/22, MBS (k)	Aaa/AAA	13,332,218
20	5.50%, 2/1/22, MBS	Aaa/AAA	19,924
3,451	5.50%, 2/1/22, MBS (k)	Aaa/AAA	3,518,793
10,027	5.50%, 3/1/22, MBS	Aaa/AAA	10,222,675
16,558	5.50%, 3/1/22, MBS (k)	Aaa/AAA	16,881,269
2,632	5.50%, 5/1/22, MBS	Aaa/AAA	2,683,865
16,120	5.50%, 5/1/22, MBS (k)	Aaa/AAA	16,434,142
1,251	5.50%, 2/25/24, CMO (k)	Aaa/AAA	1,272,845
928	5.50%, 10/1/32, MBS (k)	Aaa/AAA	937,291
48	5.50%, 11/1/32, MBS	Aaa/AAA	48,269
1,454	5.50%, 11/1/32, MBS (k)	Aaa/AAA	1,468,127
108	5.50%, 12/1/32, MBS (k)	Aaa/AAA	109,230
2,639	5.50%, 1/1/33, MBS (k)	Aaa/AAA	2,664,706
22	5.50%, 2/1/33, MBS	Aaa/AAA	21,907
2,707	5.50%, 2/1/33, MBS (k)	Aaa/AAA	2,733,103
12	5.50%, 3/1/33, MBS	Aaa/AAA	12,038
344	5.50%, 3/1/33, MBS (k)	Aaa/AAA	346,993
26	5.50%, 4/1/33, MBS	Aaa/AAA	26,505
5,026	5.50%, 4/1/33, MBS (k)	Aaa/AAA	5,071,809
1,370	5.50%, 5/1/33, MBS (k)	Aaa/AAA	1,382,927
17,546	5.50%, 6/1/33, MBS (k)	Aaa/AAA	17,705,165
27	5.50%, 7/1/33, MBS	Aaa/AAA	27,033
15,446	5.50%, 7/1/33, MBS (k)	Aaa/AAA	15,586,583
20	5.50%, 8/1/33, MBS	Aaa/AAA	20,619
489	5.50%, 8/1/33, MBS (k)	Aaa/AAA	493,081
108	5.50%, 9/1/33, MBS	Aaa/AAA	109,248
3,003	5.50%, 9/1/33, MBS (k)	Aaa/AAA	3,030,508
54	5.50%, 10/1/33, MBS	Aaa/AAA	54,706
54	5.50%, 11/1/33, MBS	Aaa/AAA	54,308
3,745	5.50%, 12/1/33, MBS (k)	Aaa/AAA	3,778,725
6,883	5.50%, 1/1/34, MBS (k)	Aaa/AAA	6,945,949
315	5.50%, 2/1/34, MBS (k)	Aaa/AAA	317,719
367	5.50%, 3/1/34, MBS (k)	Aaa/AAA	370,113
20	5.50%, 4/1/34, MBS	Aaa/AAA	20,188
917	5.50%, 5/1/34, MBS (k)	Aaa/AAA	924,667
460	5.50%, 1/1/35, MBS (k)	Aaa/AAA	463,669
650	5.50%, 4/1/35, MBS (k)	Aaa/AAA	655,269
27	5.50%, 6/1/35, MBS	Aaa/AAA	27,087
340	5.50%, 11/1/35, MBS (k)	Aaa/AAA	342,070
1,045	5.50%, 12/1/35, MBS (k)	Aaa/AAA	1,052,865
47	5.50%, 1/1/36, MBS	Aaa/AAA	47,596
9,019	5.50%, 1/1/36, MBS (k)	Aaa/AAA	9,085,656

28 Fixed Income SHares—Series M Semi-Annual Report | 4.30.08

Fixed Income SHares—Series M
Schedule of Investments
April 30, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Fannie Mae (continued)
$10,161	5.50%, 2/1/36, MBS (k)	Aaa/AAA	$10,231,288
13,335	5.50%, 3/1/36, MBS (k)	Aaa/AAA	13,427,102
9,992	5.50%, 4/1/36, MBS (k)	Aaa/AAA	10,064,563
3,588	5.50%, 6/1/36, MBS (k)	Aaa/AAA	3,612,586
535	5.50%, 7/1/36, MBS (k)	Aaa/AAA	538,890
1,988	5.50%, 8/1/36, MBS (k)	Aaa/AAA	2,001,829
31,344	5.50%, 9/1/36, MBS (k)	Aaa/AAA	31,609,317
2,742	5.50%, 10/1/36, MBS (k)	Aaa/AAA	2,760,614
29,367	5.50%, 11/1/36, MBS (k)	Aaa/AAA	29,569,327
31	5.50%, 12/1/36, MBS	Aaa/AAA	31,696
26,599	5.50%, 12/1/36, MBS (k)	Aaa/AAA	26,782,788
133	5.50%, 1/1/37, MBS	Aaa/AAA	133,835
19,700	5.50%, 1/1/37, MBS (k)	Aaa/AAA	19,835,083
189	5.50%, 2/1/37, MBS	Aaa/AAA	190,419
63,728	5.50%, 2/1/37, MBS (k)	Aaa/AAA	64,160,244
128	5.50%, 3/1/37, MBS	Aaa/AAA	129,231
132,559	5.50%, 3/1/37, MBS (k)	Aaa/AAA	133,446,036
313	5.50%, 4/1/37, MBS	Aaa/AAA	315,030
192,665	5.50%, 4/1/37, MBS (k)	Aaa/AAA	193,955,019
124	5.50%, 5/1/37, MBS	Aaa/AAA	125,254
202,516	5.50%, 5/1/37, MBS (k)	Aaa/AAA	203,871,090
162	5.50%, 6/1/37, MBS	Aaa/AAA	163,107
73,719	5.50%, 6/1/37, MBS (k)	Aaa/AAA	74,213,031
56,026	5.50%, 7/1/37, MBS (k)	Aaa/AAA	56,400,682
21,483	5.50%, 8/1/37, MBS (k)	Aaa/AAA	21,627,598
70,265	5.50%, 9/1/37, MBS (k)	Aaa/AAA	70,735,090
4,046	5.50%, 10/1/37, MBS (k)	Aaa/AAA	4,072,871
11,146	5.50%, 11/1/37, MBS (k)	Aaa/AAA	11,220,319
29,448	5.50%, 12/1/37, MBS (k)	Aaa/AAA	29,644,988
24,320	5.50%, 1/1/38, MBS (k)	Aaa/AAA	24,482,555
26	5.50%, 2/1/38, MBS	Aaa/AAA	26,108
2,923	5.50%, 2/1/38, MBS (k)	Aaa/AAA	2,942,780
1,887	5.987%, 1/1/20, FRN, MBS (k)	Aaa/AAA	1,907,076
313	6.00%, 6/1/23, MBS (k)	Aaa/AAA	322,518
230	6.00%, 8/1/26, MBS (k)	Aaa/AAA	235,568
7,233	6.00%, 10/1/26, MBS (k)	Aaa/AAA	7,422,818
22,024	6.00%, 12/1/26, MBS (k)	Aaa/AAA	22,600,921
10,307	6.00%, 3/1/27, MBS (k)	Aaa/AAA	10,574,601
7,336	6.00%, 5/1/27, MBS (k)	Aaa/AAA	7,526,198
8,527	6.00%, 6/1/27, MBS (k)	Aaa/AAA	8,748,689
14,052	6.00%, 7/1/27, MBS (k)	Aaa/AAA	14,416,784
5,205	6.00%, 8/1/27, MBS (k)	Aaa/AAA	5,340,570
4,546	6.00%, 9/1/27, MBS (k)	Aaa/AAA	4,663,775

4.30.08 | Fixed Income SHares—Series M Semi-Annual Report 29

Fixed Income SHares—Series M
Schedule of Investments
April 30, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Fannie Mae (continued)
$1,476	6.00%, 10/1/27, MBS (k)	Aaa/AAA	$1,514,047
74	6.00%, 7/1/29, MBS (k)	Aaa/AAA	76,608
2	6.00%, 3/25/31, CMO	Aaa/AAA	1,847
483	6.00%, 12/1/31, MBS (k)	Aaa/AAA	498,288
18	6.00%, 1/1/33, MBS	Aaa/AAA	18,429
93	6.00%, 6/1/33, MBS (k)	Aaa/AAA	95,086
16	6.00%, 3/1/34, MBS	Aaa/AAA	16,669
24	6.00%, 6/1/34, MBS	Aaa/AAA	24,226
32	6.00%, 7/1/34, MBS	Aaa/AAA	32,615
12	6.00%, 8/1/34, MBS	Aaa/AAA	12,772
91	6.00%, 8/1/34, MBS (k)	Aaa/AAA	93,450
2	6.00%, 9/1/34, MBS	Aaa/AAA	2,273
118	6.00%, 9/1/34, MBS (k)	Aaa/AAA	121,501
1,096	6.00%, 10/1/34, MBS (k)	Aaa/AAA	1,124,505
760	6.00%, 1/1/35, MBS (k)	Aaa/AAA	779,282
128	6.00%, 2/1/35, MBS (k)	Aaa/AAA	130,938
108	6.00%, 4/1/35, MBS (k)	Aaa/AAA	110,907
11	6.00%, 5/1/35, MBS	Aaa/AAA	10,763
249	6.00%, 5/1/35, MBS (k)	Aaa/AAA	255,134
20	6.00%, 7/1/35, MBS	Aaa/AAA	19,998
2,756	6.00%, 7/1/35, MBS (k)	Aaa/AAA	2,822,729
47	6.00%, 8/1/35, MBS	Aaa/AAA	48,461
14,467	6.00%, 8/1/35, MBS (k)	Aaa/AAA	14,815,280
32	6.00%, 9/1/35, MBS	Aaa/AAA	32,770
83	6.00%, 9/1/35, MBS (k)	Aaa/AAA	85,271
56	6.00%, 10/1/35, MBS	Aaa/AAA	57,772
1,446	6.00%, 10/1/35, MBS (k)	Aaa/AAA	1,480,733
8,252	6.00%, 11/1/35, MBS (k)	Aaa/AAA	8,451,325
8,071	6.00%, 12/1/35, MBS (k)	Aaa/AAA	8,265,050
38,835	6.00%, 1/1/36, MBS (k)	Aaa/AAA	39,760,027
18	6.00%, 2/1/36, MBS	Aaa/AAA	18,800
9,623	6.00%, 2/1/36, MBS (k)	Aaa/AAA	9,852,533
16,747	6.00%, 3/1/36, MBS (k)	Aaa/AAA	17,145,148
52	6.00%, 4/1/36, MBS	Aaa/AAA	53,248
33,555	6.00%, 4/1/36, MBS (k)	Aaa/AAA	34,348,578
53	6.00%, 5/1/36, MBS	Aaa/AAA	54,559
7,954	6.00%, 5/1/36, MBS (k)	Aaa/AAA	8,143,407
174	6.00%, 6/1/36, MBS	Aaa/AAA	177,782
24,694	6.00%, 6/1/36, MBS (k)	Aaa/AAA	25,277,328
106	6.00%, 7/1/36, MBS	Aaa/AAA	108,258
17,558	6.00%, 7/1/36, MBS (k)	Aaa/AAA	17,973,216
227	6.00%, 8/1/36, MBS	Aaa/AAA	232,704
24,589	6.00%, 8/1/36, MBS (k)	Aaa/AAA	25,170,330

30 Fixed Income SHares—Series M Semi-Annual Report | 4.30.08

Fixed Income SHares—Series M
Schedule of Investments
April 30, 2008 (unaudited) (continued)

Principal Amount (000)			Credit Rating (Moody’s/S&P)	Value
		Fannie Mae (continued)
$97		6.00%, 9/1/36, MBS	Aaa/AAA	$99,587
41,644		6.00%, 9/1/36, MBS (k)	Aaa/AAA	42,639,842
94		6.00%, 10/1/36, MBS	Aaa/AAA	95,875
47,402		6.00%, 10/1/36, MBS (k)	Aaa/AAA	48,522,091
121		6.00%, 11/1/36, MBS	Aaa/AAA	123,758
33,948		6.00%, 11/1/36, MBS (k)	Aaa/AAA	34,750,180
155		6.00%, 12/1/36, MBS	Aaa/AAA	158,181
104,745		6.00%, 12/1/36, MBS (k)	Aaa/AAA	107,220,646
127		6.00%, 1/1/37, MBS	Aaa/AAA	129,506
36,684		6.00%, 1/1/37, MBS (k)	Aaa/AAA	37,550,586
68,575		6.00%, 2/1/37, MBS (k)	Aaa/AAA	70,194,519
141		6.00%, 3/1/37, MBS	Aaa/AAA	144,025
31,660		6.00%, 3/1/37, MBS (k)	Aaa/AAA	32,406,464
113		6.00%, 4/1/37, MBS	Aaa/AAA	115,414
31,810		6.00%, 4/1/37, MBS (k)	Aaa/AAA	32,555,757
109		6.00%, 5/1/37, MBS	Aaa/AAA	112,039
47,385		6.00%, 5/1/37, MBS (k)	Aaa/AAA	48,497,542
94		6.00%, 6/1/37, MBS	Aaa/AAA	95,810
38,963		6.00%, 6/1/37, MBS (k)	Aaa/AAA	39,876,337
124		6.00%, 7/1/37, MBS	Aaa/AAA	126,962
76,512		6.00%, 7/1/37, MBS (k)	Aaa/AAA	78,308,867
98		6.00%, 8/1/37, MBS	Aaa/AAA	100,701
225,875		6.00%, 8/1/37, MBS (k)	Aaa/AAA	231,167,421
141		6.00%, 9/1/37, MBS	Aaa/AAA	144,125
185,385		6.00%, 9/1/37, MBS (k)	Aaa/AAA	189,727,349
406		6.00%, 10/1/37, MBS	Aaa/AAA	415,531
335,584		6.00%, 10/1/37, MBS (k)	Aaa/AAA	343,444,492
190		6.00%, 11/1/37, MBS	Aaa/AAA	194,200
365,463		6.00%, 11/1/37, MBS (k)	Aaa/AAA	374,024,156
214		6.00%, 12/1/37, MBS	Aaa/AAA	219,169
148,716		6.00%, 12/1/37, MBS (k)	Aaa/AAA	152,199,397
1,318		6.00%, 1/1/38, MBS (d)	Aaa/AAA	1,348,956
91,716		6.00%, 1/1/38, MBS (k)	Aaa/AAA	93,863,948
3,050		6.00%, 2/1/38, MBS (d)	Aaa/AAA	3,120,770
24		6.00%, 2/1/38, MBS	Aaa/AAA	24,144
—	(g)	6.00%, 2/1/38, MBS	Aaa/AAA	367
9,743		6.00%, 2/1/38, MBS (k)	Aaa/AAA	9,970,425
4,518		6.00%, 3/1/38, MBS (d)	Aaa/AAA	4,623,009
959		6.003%, 1/1/22, FRN, MBS (k)	Aaa/AAA	970,341
940		6.041%, 5/1/28, FRN, MBS (k)	Aaa/AAA	957,957
37		6.209%, 3/25/41, CMO, FRN	Aaa/AAA	37,476
36		6.218%, 5/25/42, CMO, FRN	Aaa/AAA	35,029
439		6.449%, 5/1/34, FRN, MBS (k)	Aaa/AAA	443,288

4.30.08 | Fixed Income SHares—Series M Semi-Annual Report 31

Fixed Income SHares—Series M
Schedule of Investments
April 30, 2008 (unaudited) (continued)

Principal Amount (000)			Credit Rating (Moody’s/S&P)	Value
		Fannie Mae (continued)
$4		6.50%, 4/1/24, MBS	Aaa/AAA	$4,025
133		6.50%, 1/1/25, MBS (k)	Aaa/AAA	138,460
5		6.50%, 1/1/26, MBS	Aaa/AAA	4,933
13		6.50%, 5/1/26, MBS	Aaa/AAA	13,533
265		6.50%, 7/18/27, CMO (k)	Aaa/AAA	277,862
17		6.50%, 1/1/29, MBS	Aaa/AAA	17,697
131		6.50%, 1/1/29, MBS (k)	Aaa/AAA	137,126
14		6.50%, 10/1/31, MBS	Aaa/AAA	14,107
159		6.50%, 2/1/32, MBS (k)	Aaa/AAA	165,461
6		6.50%, 3/1/32, MBS	Aaa/AAA	6,505
124		6.50%, 8/1/32, MBS (k)	Aaa/AAA	129,419
282		6.50%, 11/1/32, MBS (k)	Aaa/AAA	293,823
163		6.50%, 10/1/33, MBS (k)	Aaa/AAA	169,243
1,286		6.50%, 7/1/34, MBS (k)	Aaa/AAA	1,337,712
3,522		6.50%, 12/1/34, MBS (k)	Aaa/AAA	3,656,347
3,847		6.50%, 6/1/35, MBS (k)	Aaa/AAA	3,993,014
15		6.50%, 11/1/35, MBS	Aaa/AAA	15,522
401		6.50%, 11/1/35, MBS (d)	Aaa/AAA	415,647
883		6.50%, 3/1/36, MBS (k)	Aaa/AAA	914,506
60		6.50%, 5/1/36, MBS	Aaa/AAA	61,871
784		6.50%, 6/1/36, MBS (k)	Aaa/AAA	812,067
45		6.50%, 7/1/36, MBS	Aaa/AAA	46,802
1,030		6.50%, 7/1/36, MBS (k)	Aaa/AAA	1,067,626
159		6.50%, 8/1/36, MBS	Aaa/AAA	164,518
10,334		6.50%, 8/1/36, MBS (k)	Aaa/AAA	10,707,568
133		6.50%, 9/1/36, MBS	Aaa/AAA	137,825
1,454		6.50%, 9/1/36, MBS (k)	Aaa/AAA	1,506,916
49		6.50%, 10/1/36, MBS	Aaa/AAA	50,281
378		6.50%, 10/1/36, MBS (k)	Aaa/AAA	391,566
2,699		6.50%, 11/1/36, MBS (k)	Aaa/AAA	2,796,806
33		6.50%, 12/1/36, MBS	Aaa/AAA	34,572
2,810		6.50%, 12/1/36, MBS (k)	Aaa/AAA	2,911,749
1,656		6.50%, 1/1/37, MBS (k)	Aaa/AAA	1,715,748
136		6.50%, 2/1/37, MBS (k)	Aaa/AAA	140,528
43		6.50%, 3/1/37, MBS	Aaa/AAA	44,914
1,399		6.50%, 3/1/37, MBS (k)	Aaa/AAA	1,449,055
6		6.50%, 4/1/37, MBS	Aaa/AAA	5,935
—	(g)	6.50%, 4/1/37, MBS	Aaa/AAA	16
359		6.50%, 4/1/37, MBS (k)	Aaa/AAA	372,021
—	(g)	6.50%, 5/1/37, MBS	Aaa/AAA	295
111		6.50%, 5/1/37, MBS (k)	Aaa/AAA	114,505
112		6.50%, 6/1/37, MBS	Aaa/AAA	116,144
1,186		6.50%, 6/1/37, MBS (k)	Aaa/AAA	1,228,451

32 Fixed Income SHares—Series M Semi-Annual Report | 4.30.08

Fixed Income SHares—Series M
Schedule of Investments
April 30, 2008 (unaudited) (continued)

Principal Amount (000)			Credit Rating (Moody’s/S&P)	Value
		Fannie Mae (continued)
$—	(g)	6.50%, 7/1/37, MBS	Aaa/AAA	$282
6,797		6.50%, 7/1/37, MBS (k)	Aaa/AAA	7,041,226
80		6.50%, 8/1/37, MBS	Aaa/AAA	83,010
—	(g)	6.50%, 8/1/37, MBS	Aaa/AAA	82
2,246		6.50%, 8/1/37, MBS (k)	Aaa/AAA	2,326,481
135		6.50%, 9/1/37, MBS	Aaa/AAA	140,108
8,058		6.50%, 9/1/37, MBS (k)	Aaa/AAA	8,347,213
16		6.50%, 10/1/37, MBS	Aaa/AAA	16,264
6,099		6.50%, 10/1/37, MBS (k)	Aaa/AAA	6,318,352
62		6.50%, 11/1/37, MBS	Aaa/AAA	64,685
1		6.50%, 11/1/37, MBS	Aaa/AAA	620
2,413		6.50%, 11/1/37, MBS (k)	Aaa/AAA	2,500,170
47		6.50%, 12/1/37, MBS	Aaa/AAA	49,092
197,735		6.50%, 12/1/37, MBS (k)	Aaa/AAA	204,838,865
10,928		6.50%, 1/1/38, MBS (k)	Aaa/AAA	11,320,820
500		6.50%, 3/1/38, MBS (k)	Aaa/AAA	517,912
595		6.543%, 9/1/32, FRN, MBS (k)	Aaa/AAA	603,404
1,028		6.578%, 1/1/33, FRN, MBS (k)	Aaa/AAA	1,036,647
679		6.627%, 12/1/32, FRN, MBS (k)	Aaa/AAA	689,641
65		6.714%, 9/1/32, FRN, MBS	Aaa/AAA	65,134
417		6.74%, 5/1/33, FRN, MBS (k)	Aaa/AAA	422,875
26		6.79%, 11/1/32, FRN, MBS	Aaa/AAA	26,412
82		6.823%, 10/1/32, FRN, MBS (k)	Aaa/AAA	84,092
129		7.01%, 8/1/22, MBS (k)	Aaa/AAA	137,790
60		7.01%, 11/1/22, MBS	Aaa/AAA	64,255
178		7.095%, 9/1/27, FRN, MBS (k)	Aaa/AAA	179,901
768		7.172%, 9/1/35, FRN, MBS (k)	Aaa/AAA	781,240
22		7.50%, 9/1/30, MBS	Aaa/AAA	24,138
27		7.50%, 12/1/30, MBS	Aaa/AAA	28,839
3		7.50%, 7/1/31, MBS	Aaa/AAA	2,942
59		7.50%, 8/1/31, MBS	Aaa/AAA	64,047
69		7.50%, 11/1/31, MBS	Aaa/AAA	74,038
11		7.925%, 2/1/25, FRN, MBS	Aaa/AAA	11,371
337		11.00%, 7/15/20, MBS (k)	Aaa/AAA	390,042
				5,149,733,765
		Freddie Mac–52.4%
8,276		3.116%, 8/15/32, CMO, FRN (k)	Aaa/AAA	8,173,647
655		3.166%, 9/15/16, CMO, FRN (k)	Aaa/AAA	650,377
153		3.166%, 8/15/29, CMO, FRN (k)	Aaa/AAA	151,450
98		3.166%, 12/15/31, CMO, FRN (k)	Aaa/AAA	96,766
25		3.216%, 9/15/30, CMO, FRN	Aaa/AAA	24,789
38		3.266%, 3/15/32, CMO, FRN	Aaa/AAA	37,710
206		3.316%, 5/15/29, CMO, FRN (k)	Aaa/AAA	205,511

4.30.08 | Fixed Income SHares—Series M Semi-Annual Report 33

Fixed Income SHares—Series M
Schedule of Investments
April 30, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Freddie Mac (continued)
$100	3.40%, 3/15/20, CMO, FRN (k)	Aaa/AAA	$100,377
223	3.40%, 2/15/24, CMO, FRN (k)	Aaa/AAA	222,236
19	3.45%, 10/15/19, CMO, FRN	Aaa/AAA	18,802
1,143	3.539%, 5/1/34, FRN, MBS (k)	Aaa/AAA	1,145,767
280	3.70%, 12/15/13, CMO, FRN (k)	Aaa/AAA	280,957
160	3.90%, 9/15/22, CMO, FRN (k)	Aaa/AAA	161,091
44	4.10%, 8/15/23, CMO, FRN	Aaa/AAA	44,569
45	4.50%, 5/15/18, CMO	Aaa/AAA	44,446
11,531	4.95%, 6/1/35, FRN, MBS (k)	Aaa/AAA	11,654,222
37,000	5.00%, 1/15/25, CMO (k)	Aaa/AAA	36,538,062
12,000	5.00%, 2/15/25, CMO (k)	Aaa/AAA	11,920,954
64	5.00%, 7/1/34, MBS	Aaa/AAA	63,346
50	5.00%, 4/1/35, MBS	Aaa/AAA	49,302
288	5.00%, 4/1/35, MBS (k)	Aaa/AAA	283,150
91	5.00%, 6/1/35, MBS (k)	Aaa/AAA	89,611
98	5.00%, 8/1/35, MBS (k)	Aaa/AAA	96,649
723	5.00%, 9/1/35, MBS (k)	Aaa/AAA	711,513
118	5.00%, 11/1/35, MBS (k)	Aaa/AAA	116,572
41	5.00%, 12/1/35, MBS	Aaa/AAA	40,446
252	5.00%, 2/1/36, MBS (k)	Aaa/AAA	248,389
952	5.00%, 6/1/37, MBS	Aaa/AAA	936,198
714	5.096%, 10/1/32, FRN, MBS (k)	Aaa/AAA	725,446
217	5.28%, 4/1/32, FRN, MBS (k)	Aaa/AAA	219,076
375	5.50%, 1/1/35, MBS (k)	Aaa/AAA	378,380
849	5.50%, 6/1/35, MBS (k)	Aaa/AAA	857,431
1,824	5.50%, 7/1/36, MBS (k)	Aaa/AAA	1,838,670
7,024	5.50%, 4/1/37, MBS (k)	Aaa/AAA	7,076,660
141	5.50%, 6/1/37, MBS (k)	Aaa/AAA	142,372
17,424	5.50%, 7/1/37, MBS (k)	Aaa/AAA	17,555,222
13,439	5.50%, 8/1/37, MBS (k)	Aaa/AAA	13,539,908
688	5.50%, 10/1/37, MBS (k)	Aaa/AAA	692,689
157,000	5.50%, MBS, TBA (d)	Aaa/AAA	158,005,742
12	5.973%, 1/1/33, FRN, MBS	Aaa/AAA	12,034
136	6.00%, 8/15/16, CMO (k)	Aaa/AAA	141,170
24	6.00%, 4/1/17, MBS	Aaa/AAA	25,242
1,175	6.00%, 4/1/17, MBS (k)	Aaa/AAA	1,213,564
49	6.00%, 5/1/17, MBS	Aaa/AAA	50,231
81	6.00%, 5/1/17, MBS (k)	Aaa/AAA	83,302
55	6.00%, 6/1/17, MBS	Aaa/AAA	57,010
99	6.00%, 6/1/17, MBS (k)	Aaa/AAA	102,329
103	6.00%, 7/1/17, MBS	Aaa/AAA	105,928
207	6.00%, 7/1/17, MBS (k)	Aaa/AAA	213,631
64,821	6.00%, 10/1/26, MBS (k)	Aaa/AAA	66,572,587

34 Fixed Income SHares—Series M Semi-Annual Report | 4.30.08

Fixed Income SHares—Series M
Schedule of Investments
April 30, 2008 (unaudited) (continued)

Principal Amount (000)			Credit Rating (Moody’s/S&P)	Value
		Freddie Mac (continued)
$60,940		6.00%, 11/1/26, MBS (k)	Aaa/AAA	$62,587,297
100,077		6.00%, 1/1/27, MBS (k)	Aaa/AAA	102,781,779
17,592		6.00%, 2/1/27, MBS (k)	Aaa/AAA	18,062,910
46,953		6.00%, 5/1/27, MBS (k)	Aaa/AAA	48,208,267
41,046		6.00%, 6/1/27, MBS (k)	Aaa/AAA	42,143,382
66,457		6.00%, 7/1/27, MBS (k)	Aaa/AAA	68,234,302
47,586		6.00%, 8/1/27, MBS (k)	Aaa/AAA	48,858,699
17,916		6.00%, 9/1/27, MBS (k)	Aaa/AAA	18,395,102
13,273		6.00%, 10/1/27, MBS (k)	Aaa/AAA	13,627,425
3,157		6.00%, 12/15/28, CMO (k)	Aaa/AAA	3,224,783
313,700		6.00%, MBS, TBA (d)	Aaa/AAA	320,905,375
295		6.011%, 2/1/33, FRN, MBS (k)	Aaa/AAA	297,646
364		6.059%, 3/1/32, FRN, MBS (k)	Aaa/AAA	365,719
197		6.252%, 8/1/32, FRN, MBS (k)	Aaa/AAA	199,020
197		6.475%, 1/1/32, FRN, MBS (k)	Aaa/AAA	199,005
207		6.50%, 8/15/16, CMO (k)	Aaa/AAA	217,111
47		6.50%, 12/15/23, CMO	Aaa/AAA	48,947
415		6.632%, 2/1/29, FRN, MBS (k)	Aaa/AAA	418,134
82		6.973%, 8/1/29, FRN, MBS (k)	Aaa/AAA	83,174
35		7.00%, 4/1/29, MBS	Aaa/AAA	37,422
2		7.00%, 12/1/29, MBS	Aaa/AAA	2,516
—	(g)	7.00%, 1/1/30, MBS	Aaa/AAA	140
15		7.00%, 2/1/30, MBS	Aaa/AAA	15,798
32		7.00%, 3/1/30, MBS	Aaa/AAA	34,216
2		7.00%, 6/1/30, MBS	Aaa/AAA	2,422
42		7.073%, 7/1/29, FRN, MBS	Aaa/AAA	43,154
353		7.134%, 10/1/32, FRN, MBS (k)	Aaa/AAA	357,124
26		7.20%, 7/1/32, FRN, MBS	Aaa/AAA	25,665
56		7.25%, 8/1/32, FRN, MBS	Aaa/AAA	56,089
32		7.442%, 8/1/32, FRN, MBS	Aaa/AAA	31,711
250		7.50%, 8/15/30, CMO (k)	Aaa/AAA	268,913
				1,093,448,780
		Ginnie Mae–143.6%
51		3.15%, 6/20/32, CMO, FRN	Aaa/AAA	50,166
1,519		3.313%, 10/20/27, CMO, FRN	Aaa/AAA	1,504,760
150		5.00%, 2/20/29, CMO	Aaa/AAA	151,580
545		5.00%, 3/1/23, MBS	Aaa/AAA	548,233
132		5.125%, 11/20/23, FRN, MBS	Aaa/AAA	132,447
14		5.125%, 10/20/25, FRN, MBS	Aaa/AAA	13,819
10		5.125%, 11/20/25, FRN, MBS	Aaa/AAA	9,636
11		5.125%, 10/20/26, FRN, MBS	Aaa/AAA	11,424
27		5.125%, 10/20/27, FRN, MBS	Aaa/AAA	26,638
384		5.50%, 6/15/29, MBS (k)	Aaa/AAA	390,391

4.30.08 | Fixed Income SHares—Series M Semi-Annual Report 35

Fixed Income SHares—Series M
Schedule of Investments
April 30, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Ginnie Mae (continued)
$49	5.50%, 11/15/32, MBS	Aaa/AAA	$49,820
263	5.50%, 12/15/32, MBS	Aaa/AAA	267,932
33	5.50%, 8/15/33, MBS	Aaa/AAA	33,739
7	5.50%, 1/15/34, MBS	Aaa/AAA	6,743
1,577	5.50%, 1/15/34, MBS (k)	Aaa/AAA	1,601,932
1,114	5.50%, 3/15/34, MBS (k)	Aaa/AAA	1,132,094
27	5.50%, 4/15/34, MBS	Aaa/AAA	27,562
22	5.50%, 5/15/34, MBS	Aaa/AAA	22,287
1,319	5.50%, 12/15/34, MBS (k)	Aaa/AAA	1,339,702
309	5.50%, 2/15/35, MBS (k)	Aaa/AAA	313,395
423	5.50%, 3/15/35, MBS	Aaa/AAA	429,840
1,374	5.50%, 3/15/35, MBS (k)	Aaa/AAA	1,394,934
50	5.50%, 4/15/35, MBS	Aaa/AAA	51,163
1,276	5.50%, 6/15/35, MBS (k)	Aaa/AAA	1,296,106
287	5.50%, 7/15/35, MBS	Aaa/AAA	291,740
12	5.50%, 8/15/35, MBS	Aaa/AAA	12,454
434	5.50%, 8/15/35, MBS (k)	Aaa/AAA	440,954
300	5.50%, 9/15/35, MBS	Aaa/AAA	304,599
6,213	5.50%, 9/15/35, MBS (k)	Aaa/AAA	6,308,986
14,595	5.50%, 10/15/35, MBS (k)	Aaa/AAA	14,817,435
228	5.50%, 11/15/35, MBS	Aaa/AAA	231,934
2,350	5.50%, 11/15/35, MBS (k)	Aaa/AAA	2,386,536
108	5.50%, 12/15/35, MBS	Aaa/AAA	109,581
1,160	5.50%, 12/15/35, MBS (k)	Aaa/AAA	1,177,506
49	5.50%, 1/15/36, MBS	Aaa/AAA	50,056
1,883	5.50%, 1/15/36, MBS (k)	Aaa/AAA	1,911,549
1,621	5.50%, 2/15/36, MBS (k)	Aaa/AAA	1,645,676
5,581	5.50%, 3/15/36, MBS (k)	Aaa/AAA	5,665,565
115	5.50%, 4/15/36, MBS	Aaa/AAA	116,907
908	5.50%, 4/15/36, MBS (k)	Aaa/AAA	921,782
318	5.50%, 5/15/36, MBS (k)	Aaa/AAA	322,412
567	5.50%, 2/15/37, MBS (k)	Aaa/AAA	575,686
251,200	5.50%, MBS, TBA (d)	Aaa/AAA	253,892,818
10	5.625%, 8/20/17, FRN, MBS	Aaa/AAA	10,205
7	5.625%, 8/20/18, FRN, MBS	Aaa/AAA	6,806
13	5.625%, 7/20/20, FRN, MBS	Aaa/AAA	13,368
6	5.625%, 7/20/21, FRN, MBS	Aaa/AAA	6,358
13	5.625%, 8/20/21, FRN, MBS	Aaa/AAA	13,532
23	5.625%, 9/20/21, FRN, MBS	Aaa/AAA	22,832
1,560	5.625%, 8/20/23, FRN, MBS	Aaa/AAA	1,572,635
81	5.625%, 8/20/25, FRN, MBS	Aaa/AAA	81,703
16	5.625%, 9/20/25, FRN, MBS	Aaa/AAA	16,542
11	5.625%, 8/20/26, FRN, MBS	Aaa/AAA	11,081

36 Fixed Income SHares—Series M Semi-Annual Report | 4.30.08

Fixed Income SHares—Series M
Schedule of Investments
April 30, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Ginnie Mae (continued)
$9	5.625%, 7/20/27, FRN, MBS	Aaa/AAA	$8,832
12	5.625%, 9/20/27, FRN, MBS	Aaa/AAA	12,307
87	5.625%, 8/20/28, FRN, MBS	Aaa/AAA	87,165
41	5.625%, 7/20/29, FRN, MBS	Aaa/AAA	41,769
24	5.75%, 3/20/30, FRN, MBS	Aaa/AAA	24,262
4	6.00%, 6/15/28, MBS	Aaa/AAA	4,074
10	6.00%, 1/15/29, MBS	Aaa/AAA	10,045
8	6.00%, 3/15/29, MBS	Aaa/AAA	7,931
7	6.00%, 4/15/29, MBS	Aaa/AAA	7,394
3	6.00%, 4/15/31, MBS	Aaa/AAA	2,899
3	6.00%, 7/15/31, MBS	Aaa/AAA	3,098
23	6.00%, 10/15/31, MBS	Aaa/AAA	23,590
51	6.00%, 1/15/32, MBS	Aaa/AAA	52,517
106	6.00%, 2/15/32, MBS	Aaa/AAA	109,200
51,798	6.00%, 7/20/32, CMO	Aaa/AAA	52,827,878
10	6.00%, 11/15/32, MBS	Aaa/AAA	10,039
9	6.00%, 1/15/33, MBS	Aaa/AAA	9,678
56	6.00%, 3/15/33, MBS	Aaa/AAA	58,208
199	6.00%, 11/15/35, MBS	Aaa/AAA	205,010
512	6.00%, 2/15/36, MBS	Aaa/AAA	527,367
19	6.00%, 2/15/36, MBS (d)	Aaa/AAA	19,857
2,000	6.00%, 3/15/36, MBS (k)	Aaa/AAA	2,058,736
11,484	6.00%, 4/15/36, MBS (k)	Aaa/AAA	11,821,112
1,722	6.00%, 5/15/36, MBS (k)	Aaa/AAA	1,772,942
173	6.00%, 6/15/36, MBS	Aaa/AAA	178,040
572	6.00%, 6/15/36, MBS (k)	Aaa/AAA	588,618
1,106	6.00%, 7/15/36, MBS	Aaa/AAA	1,138,937
252,211	6.00%, 7/15/36, MBS (k)	Aaa/AAA	259,618,395
32,842	6.00%, 8/15/36, MBS (k)	Aaa/AAA	33,808,205
329	6.00%, 9/15/36, MBS	Aaa/AAA	338,403
8,352	6.00%, 9/15/36, MBS (k)	Aaa/AAA	8,597,013
645	6.00%, 10/15/36, MBS	Aaa/AAA	663,869
14,407	6.00%, 10/15/36, MBS (k)	Aaa/AAA	14,829,671
2,060	6.00%, 11/15/36, MBS	Aaa/AAA	2,120,182
192,095	6.00%, 11/15/36, MBS (k)	Aaa/AAA	197,744,078
371	6.00%, 1/15/37, MBS	Aaa/AAA	381,305
1,000	6.00%, 1/15/37, MBS (k)	Aaa/AAA	1,029,068
2,964	6.00%, 2/15/37, MBS (k)	Aaa/AAA	3,050,606
641	6.00%, 3/15/37, MBS	Aaa/AAA	659,982
2,000	6.00%, 3/15/37, MBS (k)	Aaa/AAA	2,058,034
470	6.00%, 4/15/37, MBS	Aaa/AAA	483,898
67,251	6.00%, 4/15/37, MBS (k)	Aaa/AAA	69,232,274
60	6.00%, 5/15/37, MBS	Aaa/AAA	62,224

4.30.08 | Fixed Income SHares—Series M Semi-Annual Report 37

Fixed Income SHares—Series M
Schedule of Investments
April 30, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Ginnie Mae (continued)
$182,218	6.00%, 5/15/37, MBS (k)	Aaa/AAA	$187,588,385
1,386	6.00%, 6/15/37, MBS	Aaa/AAA	1,426,673
38,319	6.00%, 6/15/37, MBS (k)	Aaa/AAA	39,438,741
1,899	6.00%, 7/15/37, MBS	Aaa/AAA	1,953,848
35,944	6.00%, 7/15/37, MBS (k)	Aaa/AAA	36,988,997
520	6.00%, 8/15/37, MBS	Aaa/AAA	534,919
20,015	6.00%, 8/15/37, MBS (k)	Aaa/AAA	20,597,035
2,233	6.00%, 9/15/37, MBS	Aaa/AAA	2,297,880
103,059	6.00%, 9/15/37, MBS (k)	Aaa/AAA	106,090,202
1,103	6.00%, 10/15/37, MBS	Aaa/AAA	1,134,933
77,549	6.00%, 10/15/37, MBS (k)	Aaa/AAA	79,826,206
1,000	6.00%, 10/15/37, MBS (d)(k)	Aaa/AAA	1,029,069
3,358	6.00%, 11/15/37, MBS	Aaa/AAA	3,455,672
341,326	6.00%, 11/15/37, MBS (k)	Aaa/AAA	351,303,308
119,587	6.00%, 12/15/37, MBS	Aaa/AAA	123,063,020
1,553	6.00%, 12/15/37, MBS (d)	Aaa/AAA	1,597,961
197,830	6.00%, 12/15/37, MBS (k)	Aaa/AAA	203,580,983
99,912	6.00%, 1/15/38, MBS	Aaa/AAA	102,816,420
992	6.00%, 1/15/38, MBS (k)	Aaa/AAA	1,021,633
9,056	6.00%, 2/15/38, MBS	Aaa/AAA	9,319,300
2,336	6.00%, 3/15/38, MBS	Aaa/AAA	2,403,389
4,530	6.00%, 4/15/38, MBS	Aaa/AAA	4,662,080
721,000	6.00%, MBS, TBA (d)	Aaa/AAA	740,230,624
533	6.25%, 1/20/28, FRN, MBS	Aaa/AAA	542,640
55	6.25%, 2/20/28, FRN, MBS	Aaa/AAA	55,859
140	6.25%, 1/20/30, FRN, MBS	Aaa/AAA	142,634
311	6.375%, 3/20/17, FRN, MBS	Aaa/AAA	317,018
11	6.375%, 1/20/18, FRN, MBS	Aaa/AAA	11,267
84	6.375%, 5/20/18, FRN, MBS	Aaa/AAA	84,900
72	6.375%, 4/20/19, FRN, MBS	Aaa/AAA	73,664
15	6.375%, 5/20/19, FRN, MBS	Aaa/AAA	14,873
18	6.375%, 6/20/21, FRN, MBS	Aaa/AAA	18,058
36	6.375%, 1/20/22, FRN, MBS	Aaa/AAA	36,605
737	6.375%, 2/20/22, FRN, MBS	Aaa/AAA	750,425
39	6.375%, 4/20/22, FRN, MBS	Aaa/AAA	39,720
22	6.375%, 5/20/22, FRN, MBS	Aaa/AAA	22,559
29	6.375%, 2/20/23, FRN, MBS	Aaa/AAA	29,822
33	6.375%, 3/20/23, FRN, MBS	Aaa/AAA	33,249
35	6.375%, 4/20/23, FRN, MBS	Aaa/AAA	35,174
174	6.375%, 4/20/24, FRN, MBS	Aaa/AAA	176,045
11	6.375%, 5/20/24, FRN, MBS	Aaa/AAA	11,413
4	6.375%, 4/20/25, FRN, MBS	Aaa/AAA	4,507
14	6.375%, 5/20/25, FRN, MBS	Aaa/AAA	13,908

38 Fixed Income SHares—Series M Semi-Annual Report | 4.30.08

Fixed Income SHares—Series M
Schedule of Investments
April 30, 2008 (unaudited) (continued)

Principal Amount (000)			Credit Rating (Moody’s/S&P)	Value
		Ginnie Mae (continued)
$28		6.375%, 6/20/25, FRN, MBS	Aaa/AAA	$28,425
14		6.375%, 1/20/26, FRN, MBS	Aaa/AAA	14,011
19		6.375%, 6/20/26, FRN, MBS	Aaa/AAA	19,445
8		6.375%, 1/20/27, FRN, MBS	Aaa/AAA	8,469
93		6.375%, 2/20/27, FRN, MBS	Aaa/AAA	94,859
22		6.375%, 4/20/27, FRN, MBS	Aaa/AAA	22,292
40		6.375%, 6/20/27, FRN, MBS	Aaa/AAA	40,134
34		6.375%, 2/20/28, FRN, MBS	Aaa/AAA	34,364
90		6.375%, 3/20/28, FRN, MBS	Aaa/AAA	91,636
41		6.375%, 4/20/28, FRN, MBS	Aaa/AAA	41,736
27		6.375%, 4/20/29, FRN, MBS	Aaa/AAA	27,129
56		6.375%, 6/20/29, FRN, MBS	Aaa/AAA	56,280
36		6.375%, 5/20/30, FRN, MBS	Aaa/AAA	36,005
39		6.375%, 5/20/32, FRN, MBS	Aaa/AAA	39,020
55		6.375%, 6/20/32, FRN, MBS	Aaa/AAA	55,812
3		6.50%, 5/15/23, MBS	Aaa/AAA	3,605
—	(g)	6.50%, 12/15/23, MBS	Aaa/AAA	509
67		6.50%, 3/20/31, FRN, MBS	Aaa/AAA	68,011
64		6.50%, 3/20/32, FRN, MBS	Aaa/AAA	65,746
85		6.875%, 6/20/22, FRN, MBS	Aaa/AAA	87,198
				2,995,644,597
		Other Government Agencies–1.7%
33,951		Small Business Administration Participation Certificates,
		5.23%, 3/1/27	Aaa/AAA	34,257,437
1,861		Vendee Mortgage Trust, 6.50%, 9/15/24, CMO	Aaa/AAA	1,985,012
				36,242,449
		Total U.S. Government Agency Securities (cost–$9,202,175,107)		9,275,069,591

CORPORATE BONDS & NOTES–39.0%
		Banking–11.3%
17,300		American Express Bank FSB, 6.00%, 9/13/17	Aa3/A+	17,437,189
24,600		American Express Centurion Bank, 6.00%, 9/13/17	Aa3/A+	24,795,078
		Bank of America Corp.,
8,400		5.75%, 12/1/17	Aa2/AA	8,581,045
67,300		8.00%, 12/29/49, FRN (h)	A1/A+	68,639,876
30,000		Bank of America NA, 5.30%, 3/15/17	Aa1/AA	29,680,050
		Barclays Bank PLC,
48,500		5.45%, 9/12/12	Aa1/AA	49,503,271
4,400		7.434%, 12/15/17, FRN (a)(c)(h)	Aa3/NR	4,227,793
11,000		HSBC Capital Funding L.P., 4.61%, 6/27/13, FRN (a)(c)(h)	A1/A	9,147,798
17,500		JPMorgan Chase Bank NA, 6.00%, 10/1/17	Aa1/AA−	18,214,035

4.30.08 | Fixed Income SHares—Series M Semi-Annual Report 39

Fixed Income SHares—Series M
Schedule of Investments
April 30, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Banking (continued)
$6,400	Wachovia Corp., 7.98%, 3/15/18, FRN (h)	A2/A	$6,316,038
			236,542,173
	Computer Services–0.4%
7,600	International Business Machines Corp., 5.70%, 9/14/17	A1/A+	7,938,337
	Diversified Manufacturing–4.2%
87,900	General Electric Co., 5.25%, 12/6/17	Aaa/AAA	87,705,389
	Drugs & Medical Products–1.4%
26,900	AstraZeneca PLC, 5.90%, 9/15/17	A1/AA−	28,558,170
	Energy–0.9%
19,100	Kinder Morgan Energy Partners L.P., 6.95%, 1/15/38	Baa2/BBB	19,448,537

	Financial Services–13.7%
	Bear Stearns Cos., Inc.,
3,600	6.40%, 10/2/17	Baa1/AA−	3,723,336
2,500	6.95%, 8/10/12	Baa1/A+	2,625,335
€ 10,800	Citigroup Capital XVIII, 6.829%, 6/28/67, FRN	A1/A	18,522,628
$ 12,100	Citigroup Capital XXI, 8.30%, 12/21/77, FRN	A1/A	12,396,039
6,000	Citigroup, Inc., 5.50%, 4/11/13	Aa3/AA−	6,045,606
	General Electric Capital Corp., FRN,
€ 1,200	5.50%, 9/15/67 (a)(c)	Aa1/AA+	1,707,630
$ 41,100	6.375%, 11/15/67	Aa1/AA+	41,247,138
104,900	Goldman Sachs Group, Inc., 6.75%, 10/1/37	A1/A+	103,244,888
49,200	Lehman Brothers Holdings, Inc., 6.75%, 12/28/17	A2/A	49,223,025
43,600	Merrill Lynch & Co., Inc., 6.875%, 4/25/18	A1/A+	44,065,997
2,600	Morgan Stanley, 6.00%, 4/28/15	Aa3/AA−	2,601,165
			285,402,787
	Insurance–1.5%
34,900	Progressive Corp., 6.70%, 6/15/37, FRN	A2/A−	31,284,639

	Oil & Gas–0.5%
10,600	Valero Energy Corp., 6.625%, 6/15/37	Baa3/BBB	10,371,697

	Retail–0.8%
16,800	Target Corp., 6.00%, 1/15/18	A2/A+	17,493,605
	Telecommunications–2.9%
	AT&T, Inc.,
44,600	5.50%, 2/1/18	A2/A	44,715,916
15,100	6.30%, 1/15/38	A2/A	15,138,671
			59,854,587

40 Fixed Income SHares—Series M Semi-Annual Report | 4.30.08

Fixed Income SHares—Series M
Schedule of Investments
April 30, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Tobacco–0.5%
$9,700	RJ Reynolds Tobacco Holdings, Inc., 7.25%, 6/15/37	Ba1/BBB	$9,776,727
	Transportation–0.7%
	Burlington Northern Santa Fe Corp.,
10,000	5.65%, 5/1/17	Baa1/BBB	10,087,540
3,700	6.15%, 5/1/37	Baa1/BBB	3,648,270
			13,735,810
	Utilities–0.2%
4,000	Pacific Gas & Electric Co., 5.80%, 3/1/37	A3/BBB+	3,858,696
	Total Corporate Bonds & Notes (cost–$807,845,442)		811,971,154

MORTGAGE-BACKED SECURITIES–10.9%
5,447	Adjustable Rate Mortgage Trust, 4.593%, 5/25/35, CMO, VRN	Aaa/AAA	5,329,884
3,393	Banc of America Funding Corp., 4.624%, 2/20/36, CMO, FRN	NR/AAA	3,220,203
	Bear Stearns Adjustable Rate Mortgage Trust, CMO, VRN,
411	4.620%, 1/25/34	Aaa/AAA	380,552
120	4.651%, 1/25/35	Aaa/AAA	119,086
582	4.960%, 2/25/34	Aaa/AAA	538,191
	Bear Stearns Alt-A Trust, CMO, VRN,
6,610	5.124%, 6/25/34	Aaa/AAA	5,989,349
277	5.371%, 5/25/35	Aaa/AAA	241,603
49	Bear Stearns Mortgage Securities, Inc., 6.679%, 3/25/31, CMO, VRN	Aaa/NR	48,117
10,848	Carey Commercial Mortgage Trust, 5.97%, 9/20/19, CMO (a)(c)	Aaa/NR	10,851,757
1,549	Citigroup Mortgage Loan Trust, Inc., 4.70%, 12/25/35, CMO, FRN	NR/AAA	1,506,168
3,505	Commercial Capital Access One, Inc., 7.706%, 11/15/28, CMO, VRN (a)(c)	NR/NR	3,435,819
	Commercial Mortgage, CMO (a)(c),
7,000	5.362%, 2/5/19	NR/AAA	7,019,007
2,000	5.665%, 2/5/19, VRN	NR/AA	2,016,019
	Countrywide Alternative Loan Trust, CMO, FRN,
7,774	3.115%, 5/25/35	Aaa/AAA	6,385,766
5,285	3.155%, 12/25/35	Aaa/AAA	4,242,105
	Countrywide Home Loan Mortgage Pass-Through Trust, CMO, FRN,
63	3.165%, 2/25/35	Aaa/AAA	51,787
1,958	3.205%, 3/25/35	Aaa/AAA	1,563,647
2,595	3.215%, 3/25/35	Aaa/AAA	2,094,971
1,331	3.285%, 2/25/35	Aaa/AAA	1,005,480
864	5.941%, 4/25/35 (f)	Aaa/AAA	575,899
34	Credit Suisse First Boston Mortgage Securities Corp.,
	3.795%, 3/25/32, CMO, FRN (a)(c)	Aaa/AAA	31,085
8,785	First Horizon Asset Securities, Inc., 3.295%, 11/25/33, CMO, FRN	NR/AAA	8,586,113

4.30.08 | Fixed Income SHares—Series M Semi-Annual Report 41

Fixed Income SHares—Series M
Schedule of Investments
April 30, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
$851	GMAC Commercial Mortgage Securities, Inc., 6.50%, 5/15/35, CMO	NR/BBB	$837,893
1,500	GS Mortgage Securities Corp. II, 6.615%, 2/14/16, CMO (a)(c)	NR/AAA	1,613,528
382	GSR Mortgage Loan Trust, 6.462%, 4/25/35, CMO, VRN	Aaa/AAA	324,786
	Harborview Mortgage Loan Trust, CMO, FRN,
7,214	2.99%, 2/19/46	Aaa/AAA	5,418,053
5,443	3.02%, 5/19/35	Aaa/AAA	4,444,226
35,282	Hilton Hotel Pool Trust, 0.864%, 10/3/15, CMO, IO, VRN (a)(c)	Aaa/AAA	518,033
1,342	Indymac Index Mortgage Loan Trust, 3.175%, 3/25/35, CMO, FRN	Aaa/AAA	1,085,313
	JPMorgan Chase Commercial Mortgage Securities Corp., CMO,
4,700	5.42%, 1/15/49	Aaa/NR	4,555,892
2,000	6.465%, 11/15/35	NR/AAA	2,080,165
3,429	JPMorgan Mortgage Trust, 4.362%, 9/25/34, CMO, FRN	NR/AAA	3,340,886
100	MASTR Adjustable Rate Mortgage Trust, 3.787%, 11/21/34, CMO, FRN	Aaa/AAA	92,877
	MASTR Reperforming Loan Trust, CMO,
3,431	7.00%, 5/25/35 (a)(c)	Aaa/AAA	3,501,212
5,261	7.50%, 7/25/35	Aaa/AAA	5,558,375
3,127	8.00%, 7/25/35	Aaa/AAA	3,139,635
408	Mellon Residential Funding Corp., 3.991%, 10/20/29, CMO, FRN	NR/AAA	391,945
7,700	Merrill Lynch Countrywide Commercial Mortgage Trust,
	5.485%, 3/12/51, CMO, VRN	Aaa/NR	7,501,678
	MLCC Mortgage Investors, Inc., CMO, FRN,
165	3.096%, 3/15/25	Aaa/AAA	153,705
476	5.355%, 7/25/29	Aaa/AAA	447,001
	Morgan Stanley Capital I, CMO,
38,250	5.332%, 12/15/43	NR/AAA	37,246,714
28,450	5.731%, 7/12/44, VRN	NR/AAA	28,536,016
531	Morgan Stanley Dean Witter Capital I, 5.746%, 3/25/33, CMO, FRN	Aaa/AAA	525,073
64	Residential Asset Securitization Trust, 3.395%, 3/25/33, CMO, FRN	NR/AAA	57,997
4,663	Residential Funding Mortgage Sec I, 6.431%, 3/25/35, CMO, VRN	Aaa/AAA	4,407,220
	Structured Adjustable Rate Mortgage Loan Trust, CMO, VRN,
1,554	3.385%, 6/25/34	Aaa/AAA	1,423,729
1,789	5.195%, 5/25/35	Aaa/AAA	1,355,217
62	5.45%, 1/25/36	NR/AAA	55,593
255	6.067%, 10/25/34	Aaa/AAA	242,130
	Structured Asset Mortgage Investments, Inc., CMO, FRN,
16,815	3.075%, 6/25/36	Aaa/AAA	12,998,124
7,918	3.115%, 5/25/36	Aaa/AAA	6,160,827
1,410	3.15%, 3/19/34	Aaa/AAA	1,265,419
1,820	3.17%, 12/19/33	Aaa/AAA	1,542,711
	Structured Asset Securities Corp., CMO, FRN,
384	4.991%, 2/25/34	Aaa/AAA	371,857

42 Fixed Income SHares—Series M Semi-Annual Report | 4.30.08

Fixed Income SHares—Series M
Schedule of Investments
April 30, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
$9	6.193%, 5/25/32	Aaa/AAA	$8,966
	Washington Mutual, Inc., CMO, FRN,
991	2.995%, 11/25/34	Aaa/AAA	850,133
5,597	3.015%, 10/25/44	Aaa/AAA	4,779,961
35	3.165%, 12/25/45	Aaa/AAA	29,140
1,140	3.215%, 1/25/45	Aaa/AAA	935,631
	Wells Fargo Mortgage Backed Securities Trust, CMO,
12,200	4.336%, 7/25/35, FRN	Aaa/AAA	11,568,744
1,191	4.557%, 1/25/35, FRN	Aaa/NR	1,157,533
750	4.671%, 8/25/34, FRN	Aaa/AAA	655,164
538	5.00%, 6/25/18	Aaa/AAA	511,114
	Total Mortgage-Backed Securities (cost–$244,534,177)		226,922,824

MUNICIPAL BONDS–4.0%
	California–1.1%
2,400	Educational Facs. Auth., 4.75%, 10/1/37, Ser. A	Aa1/AA+	2,384,832
	Golden State Tobacco Securitization Corp. Rev., Ser. A (FGIC),
5,000	5.00%, 6/1/35	A2/A	4,912,450
3,500	5.00%, 6/1/38	A2/A	3,425,240
5,000	Los Angeles Department of Water & Power Rev., 5.00%, 7/1/30, Ser. A-2	Aa3/AA−	5,054,000
	State, GO,
5,400	5.00%, 6/1/37	A1/A+	5,375,160
1,300	5.00%, 11/1/37	A1/A+	1,294,033
985	Tobacco Securitization Auth. Rev., zero coupon, 6/1/27, Ser. A2	Baa3/BBB	912,455
			23,358,170
	Florida–0.2%
	State Board of Education, GO,
1,600	4.75%, 6/1/37, Ser. B (MBIA)	Aaa/AAA	1,572,688
4,000	4.75%, 6/1/37, Ser. C	Aa1/AAA	3,907,400
			5,480,088
	Iowa–0.2%
3,800	Tobacco Settlement Auth. Rev., 5.60%, 6/1/34, Ser. B	Baa3/BBB	3,450,476
	New Jersey–0.8%
21,340	Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/41, Ser. 1A	Baa3/BBB	16,992,829
	New York–0.2%
4,000	New York City Municipal Water Finance Auth., Water & Sewer System Rev., 5.00%, 6/15/39, Ser. A	Aa2/AA+	4,057,120

	Ohio–0.9%
	Buckeye Tobacco Settlement Financing Auth. Rev., Ser. A-2,
5,800	5.875%, 6/1/30	Baa3/BBB	5,461,918

4.30.08 | Fixed Income SHares—Series M Semi-Annual Report 43

Fixed Income SHares—Series M
Schedule of Investments
April 30, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Ohio (continued)
$9,300	5.875%, 6/1/47	Baa3/BBB	$8,206,878
5,320	6.00%, 6/1/42	Baa3/BBB	4,888,973
			18,557,769
	Texas–0.6%
2,380	Keller Independent School Dist., GO, 4.75%, 8/15/30 (PSF-GTD)	Aaa/AAA	2,392,257
9,800	State, Transit Rev., GO, 4.75%, 4/1/37	Aa1/AA	9,573,620
			11,965,877
	Total Municipal Bonds (cost–$86,506,152)		83,862,329

ASSET-BACKED SECURITIES–3.5%
1,133	Aames Mortgage Investment Trust, 3.295%, 10/25/35, FRN	NR/AAA	1,092,317
84	Amortizing Residential Collateral Trust, 3.165%, 6/25/32, FRN	NR/AAA	78,603
1,561	Bayview Financial Asset Trust, 3.295%, 12/25/39, FRN (a)(c)(f)	Aaa/NR	1,369,025
5,422	Bear Stearns Asset Backed Securities, Inc., 3.485%, 6/15/43, FRN	Aaa/AAA	4,842,810
72	Cendant Mortgage Corp., 5.989%, 7/25/43, VRN (a)(c)	NR/NR	66,000
15,200	Citibank Omni Master Trust, 3.90%, 12/23/13, FRN (a)(c)	Aaa/AAA	14,984,542
800	Community Program Loan Trust, 4.50%, 4/1/29	NR/AAA	716,950
	Countrywide Asset-Backed Certificates, FRN,
9,945	2.985%, 1/25/46	Aaa/AAA	9,644,925
553	3.365%, 11/25/33 (a)(c)	Aaa/AAA	495,318
1,447	3.375%, 12/25/31	Aaa/AAA	1,295,304
465	Credit Suisse First Boston Mortgage Securities Corp., 3.145%, 1/25/43, FRN (a)(c)	Aaa/AAA	452,108
1,179	Credit-Based Asset Servicing & Securitization LLC, 3.795%, 11/25/33, FRN	Aaa/AAA	1,128,560
2,223	Denver Arena Trust, 6.94%, 11/15/19 (a)(c)	NR/NR	2,151,201
58	EMC Mortgage Loan Trust, 3.265%, 5/25/40, FRN (a)(c)	Aaa/AAA	53,299
	First Franklin Mortgage Loan Asset Backed Certificates, FRN,
103	3.275%, 10/25/34	Aaa/NR	91,391
5,730	3.295%, 4/25/35	Aa1/AA+	4,820,521
13	First Plus Home Loan Trust, 7.32%, 11/10/23	NR/AA+	12,566
53	Fremont Home Loan Owner Trust, 3.685%, 12/25/29, FRN	Aaa/AAA	41,289
	Green Tree Financial Corp.,
5,648	6.18%, 4/1/30	Ba3/NR	5,315,722
4,572	6.81%, 12/1/27, VRN	Ba1/BBB	4,696,083
1,376	6.87%, 4/1/30, VRN	Ba3/NR	1,332,420
1,000	7.06%, 2/1/31, VRN	NR/B−	799,014
884	7.40%, 6/15/27	A2/AA	928,685
405	7.55%, 1/15/29, VRN	NR/A+	407,505
62	Home Equity Asset Trust, 2.975%, 5/25/36, FRN (a)(c)	Aaa/AAA	62,195
1,793	Long Beach Mortgage Loan Trust, 4.32%, 3/25/32, FRN	A1/NR	1,401,007

44 Fixed Income SHares—Series M Semi-Annual Report | 4.30.08

Fixed Income SHares—Series M
Schedule of Investments
April 30, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
$500	Madison Avenue Manufactured Housing Contract, 4.345%, 3/25/32, FRN	Baa1/A+	$430,698
2,077	Mesa Trust Asset Backed Certificates, 3.295%, 12/25/31, FRN (a)(c)	Aaa/AAA	2,053,791
1,610	Mid-State Trust, 6.005%, 8/15/37	Aaa/AAA	1,602,872
	Residential Asset Mortgage Products, Inc.,
4,811	5.634%, 1/25/34	Aaa/AAA	4,315,168
2,000	5.90%, 7/25/34	Baa3/BBB	620,844
	Residential Asset Securities Corp.,
3,000	3.325%, 3/25/35, FRN	Aa2/AA	2,363,435
382	7.14%, 4/25/32, VRN	Ba1/BBB	115,045
2,024	SACO I, Inc., 3.275%, 11/25/35, FRN	Aaa/AAA	1,729,960
	Total Asset-Backed Securities (cost–$78,398,308)		71,511,173

CONVERTIBLE PREFERRED STOCK–1.2%
Shares
	Banking–1.2%
15,000	Bank of America Corp., 7.25%, 1/30/13	A1/A+	15,660,000
8,500	Wachovia Corp., 7.50%, 12/31/49	A2/A	9,941,218
	Total Convertible Preferred Stock (cost–$23,500,000)		25,601,218

SHORT-TERM INVESTMENTS–6.0%
Principal Amount (000)
	U.S. Treasury Bills (i)–1.7%
$36,100	1.13%-1.20%, 6/12/08-6/26/08 (cost–$36,042,002)		36,042,002
	Corporate Notes–0.0%
	Banking–0.0%
¥60,000	Rabobank Nederland, 0.20%, 6/20/08 (cost–$507,108)	Aaa/AAA	573,631
	U.S. Government Agency Securities–0.0%
	Fannie Mae, CMO,
$20	3.295%, 3/25/09, FRN	Aaa/AAA	20,435
188	3.706%, 12/25/08, FRN (k)	Aaa/AAA	188,179
— (g)	6.50%, 2/25/09	Aaa/AAA	447
30	Freddie Mac, 6.00%, 7/1/08, MBS	Aaa/AAA	30,805
	Total U.S. Government Agency Securities (cost–$239,223)		239,866

4.30.08 | Fixed Income SHares—Series M Semi-Annual Report 45

Fixed Income SHares—Series M
Schedule of Investments
April 30, 2008 (unaudited) (continued)

Principal/ Amount (000)		Value

	Repurchase Agreements–4.3%
$29,000	Credit Suisse First Boston, dated 4/30/08, 1.90%, due 5/1/08, proceeds $29,001,531; collateralized by U.S. Treasury Inflation Index Note, 1.875%, due 7/15/13, valued at $29,836,354 including accrued interest	$29,000,000
59,200	Deutsche Bank, dated 4/30/08, 1.90%, due 5/1/08, proceeds $59,203,124; collateralized by U.S. Treasury Inflation Index Note, 3.00%, due 7/15/12, valued at $60,559,087 including accrued interest	59,200,000
	Total Repurchase Agreements (cost–$88,200,000)	88,200,000
	Total Short-Term Investments (cost–$124,988,333)	125,055,499
OPTIONS PURCHASED (j)–1.1%
Contracts/ Notional Amount
	Call Options–1.0%
	2-Year Interest Rate Swap (OTC), Pay 3-Month USD-LIBOR Floating Rate Index,
972,000,000	strike rate 4.50%, expires 12/19/08	20,549,246
	Fannie Mae (OTC),
165,000,000	strike price $106, expires 6/5/08	2
290,000,000	strike price $109.19, expires 7/7/08	3
50,000,000	strike price $111, expires 6/5/08	—
	U.S. Dollar versus Japanese Yen (OTC),
17,900,000	strike price $104, expires 3/17/10	617,282
	U.S. Treasury Notes 2 yr. Futures (CBOT),
17,402	strike price $113, expires 5/23/08	271,889
	U.S. Treasury Notes 5 yr. Futures (CBOT),
818	strike price $120, expires 5/23/08	6,390
6,428	strike price $121, expires 5/23/08	50,216
1,384	strike price $121.50, expires 5/23/08	10,812
9,000	strike price $122, expires 5/23/08	70,308
4,000	strike price $122.50, expires 5/23/08	31,248
1,940	strike price $125, expires 5/23/08	15,155
		21,622,551
	Put Options–0.1%
	Fannie Mae (OTC),
261,000,000	strike price $80, expires 6/5/08	329
177,000,000	strike price $80, expires 7/7/08	3,810
261,000,000	strike price $81, expires 6/5/08	3
895,900,000	strike price $86.38, expires 6/5/08	4,032
195,000,000	strike price $87, expires 7/7/08	517
368,000,000	strike price $92, expires 5/6/08	4

46 Fixed Income SHares—Series M Semi-Annual Report | 4.30.08

Fixed Income SHares—Series M
Schedule of Investments
April 30, 2008 (unaudited) (continued)

Contracts/ Notional Amount		Value
	Put Options (continued)
$17,000,000	strike price $92, expires 7/7/08	$293
28,000,000	strike price $94, expires 6/5/08	19
	Freddie Mac (OTC),
98,000,000	strike price $79, expires 6/5/08	1
468,000,000	strike price $86, expires 5/6/08	4
300,000,000	strike price $92, expires 5/6/08	3
	Ginnie Mae (OTC),
250,000,000	strike price $81.09, expires 6/12/08	362
48,000,000	strike price $82, expires 6/12/08	56
57,000,000	strike price $84, expires 6/12/08	1
1,300,000,000	strike price $85, expires 6/12/08	4,277
53,000,000	strike price $86, expires 7/14/08	2,309
15,000,000	strike price $87, expires 6/12/08	8
63,000,000	strike price $88, expires 7/14/08	9,001
703,600,000	strike price $89, expires 6/12/08	5,734
12,000,000	strike price $90, expires 6/12/08	513
	U.S. Dollar versus Japanese Yen (OTC),
17,900,000	strike price $104, expires 3/17/10	1,266,962
	U.S. Treasury Bonds 30 yr. Futures (CBOT),
556	strike price $88, expires 5/23/08	8,688
	U.S. Treasury Notes 10 yr. Futures (CBOT),
1,581	strike price $88, expires 5/23/08	24,703
2,760	strike price $98, expires 5/23/08	43,125
3,650	strike price $100, expires 5/23/08	57,031
	U.S. Treasury Notes 2 yr. Futures (CBOT),
300,000,000	strike price $89, expires 6/6/08	39
		1,431,824
	Total Options Purchased (cost–$10,468,412)	23,054,375
	Total Investments before options written
	(cost–$10,578,415,931)–510.4%	10,643,048,163
OPTIONS WRITTEN (j)–(0.8)%
	Call Options–(0.8)%
	2-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
324,000,000	strike rate 5.00%, expires 12/19/08	(16,499,797)
	U.S. Treasury Notes 10 yr. Futures (CBOT),
100	strike price $118, expires 5/23/08	(18,750)
		(16,518,547)

4.30.08 | Fixed Income SHares—Series M Semi-Annual Report 47

Fixed Income SHares—Series M
Schedule of Investments
April 30, 2008 (unaudited) (continued)

Contracts/ Notional Amount			Value
	Put Options–(0.0)%
	5-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
$57,000,000	strike rate 5.10%, expires 3/16/09		$(369,121)
	U.S. Treasury Notes 10 yr. Futures (CBOT),
100	strike price $114, expires 5/23/08		(26,562)
			(395,683)
	Total Options Written (premiums received–$7,560,107)		(16,914,230)

	Total Investments net of options written (cost–$10,570,855,824)	509.6%	10,626,133,933
	Other liabilities in excess of other assets	(409.6)	(8,540,968,048)
	Net Assets	100.0%	$2,085,165,885

48 Fixed Income SHares—Series M Semi-Annual Report | 4.30.08 | See accompanying Notes to Financial Statements

Fixed Income SHares—Series R
Schedule of Investments
April 30, 2008 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
U.S. TREASURY BONDS & NOTES–111.7%
	U.S. Treasury Inflation Indexed Bonds & Notes (l),
$9,834	0.875%, 4/15/10		$10,793,199
2,004	1.625%, 1/15/15 (d)		2,068,356
23,385	1.75%, 1/15/28 (d)		22,363,472
16,727	1.875%, 7/15/13 (d)		17,610,900
10,310	1.875%, 7/15/15		10,798,624
20,370	2.00%, 1/15/26		20,307,722
8,382	2.375%, 4/15/11 (d)		8,870,964
10,331	2.375%, 1/15/17 (d)		11,179,519
23,203	2.375%, 1/15/25 (d)		24,486,348
1,023	2.625%, 7/15/17 (d)		1,128,960
4,321	3.00%, 7/15/12		4,382,010
12,255	3.50%, 1/15/11 (d)		13,351,150
11,648	3.625%, 4/15/28		14,616,840
1,617	3.875%, 4/15/29 (d)		2,113,730
14,579	4.25%, 1/15/10 (d)		15,664,476
	Total U.S. Treasury Bonds & Notes (cost–$180,912,496)		179,736,270
U.S. GOVERNMENT AGENCY SECURITIES–49.0%
	Fannie Mae–45.6%
577	5.00%, 1/1/37, MBS	Aaa/AAA	567,083
196	5.50%, 2/1/37, MBS	Aaa/AAA	196,992
19,671	5.50%, 3/1/37, MBS	Aaa/AAA	19,802,409
697	5.50%, 4/1/37, MBS	Aaa/AAA	701,619
27	5.526%, 10/1/44, FRN, MBS	Aaa/AAA	27,489
726	6.00%, 9/1/22, MBS	Aaa/AAA	747,943
48	6.00%, 8/1/36, MBS	Aaa/AAA	49,486
497	6.00%, 9/1/36, MBS	Aaa/AAA	508,366
11,606	6.00%, 12/1/36, MBS	Aaa/AAA	11,880,394
7,596	6.00%, 3/1/37, MBS	Aaa/AAA	7,773,731
3,617	6.00%, 4/1/37, MBS	Aaa/AAA	3,702,059
674	6.00%, 6/1/37, MBS	Aaa/AAA	690,189
10,146	6.00%, 8/1/37, MBS	Aaa/AAA	10,384,089
15,915	6.00%, 10/1/37, MBS	Aaa/AAA	16,288,170
			73,320,019
	Freddie Mac–1.6%
961	2.946%, 2/15/19, CMO, FRN	Aaa/AAA	942,061
100	5.00%, MBS, TBA (d)	Aaa/AAA	98,266
814	6.709%, 9/1/36, FRN, MBS	Aaa/AAA	833,625
714	6.732%, 7/1/36, FRN, MBS	Aaa/AAA	731,402
			2,605,354

4.30.08 | Fixed Income SHares—Series R Semi-Annual Report 49

Fixed Income SHares—Series R
Schedule of Investments
April 30, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Ginnie Mae–1.8%
$505	5.50%, 6/15/37, MBS	Aaa/AAA	$512,367
60	5.50%, 8/15/37, MBS	Aaa/AAA	60,678
7	6.00%, 8/15/31, MBS	Aaa/AAA	7,549
582	6.00%, 9/15/34, MBS	Aaa/AAA	600,048
662	6.00%, 4/15/37, MBS	Aaa/AAA	681,450
363	6.00%, 7/15/37, MBS	Aaa/AAA	373,320
131	6.50%, 9/15/36, MBS	Aaa/AAA	136,130
253	6.50%, 11/15/36, MBS	Aaa/AAA	262,698
260	6.50%, 8/15/37, MBS	Aaa/AAA	270,059
69	6.50%, 9/15/37, MBS	Aaa/AAA	72,081
			2,976,380
	Total U.S. Government Agency Securities (cost–$77,417,712)		78,901,753

CORPORATE BONDS & NOTES–14.4%
	Banking–5.0%
	American Express Bank FSB,
400	5.50%, 4/16/13 (a)(c)	Aa3/A+	400,686
300	6.00%, 9/13/17	Aa3/A+	302,379
200	American Express Centurion Bank, 6.00%, 9/13/17	Aa3/A+	201,586
3,500	Bank of America Corp., 5.65%, 5/1/18 (d)	Aa2/AA	3,481,275
	Barclays Bank PLC,
800	5.45%, 9/12/12	Aa1/AA	816,549
100	7.434%, 12/15/17, FRN (a)(c)(h)	Aa3/NR	96,086
900	7.70%, 4/25/18, FRN (a)(c)(h)	Aa2/A+	923,464
€ 100	Royal Bank of Scotland Group PLC, 7.092%, 9/29/17, FRN (h)	Aa3/A	150,469
$1,400	UBS AG, 5.75%, 4/25/18	Aa1/AA−	1,401,516
300	Wachovia Bank N.A., 3.146%, 12/2/10, FRN	Aa1/AA	285,867
			8,059,877
	Chemicals–0.6%
1,000	RPM International, Inc., 6.50%, 2/15/18	Baa3/BBB−	998,101
	Financial Services–7.2%
500	Allstate Life Global Funding Trusts, 5.375%, 4/30/13	Aa2/AA	508,292
	American Express Co.,
580	7.00%, 3/19/18	A1/A+	625,460
170	8.15%, 3/19/38	A1/A+	198,622
300	Bear Stearns Cos., Inc., 6.95%, 8/10/12	Baa1/A+	315,040
100	C10 Capital SPV Ltd., 6.722%, 12/31/16, FRN (a)(c)(h)	NR/BBB−	89,702
600	Citigroup Funding, Inc., 2.701%, 12/28/09, FRN	Aa3/AA−	588,010
1,200	Citigroup, Inc., 8.40%, 4/30/18, FRN (h)	A2/A	1,215,996
800	Ford Motor Credit Co. LLC, 7.875%, 6/15/10	B1/B	761,647
700	General Motors Acceptance Corp. LLC, 6.875%, 9/15/11	B2/B	583,658

50 Fixed Income SHares—Series R Semi-Annual Report | 4.30.08

Fixed Income SHares—Series R
Schedule of Investments
April 30, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Financial Services (continued)
	Goldman Sachs Group, Inc.,
$500	6.15%, 4/1/18	Aa3/AA−	$507,081
700	6.75%, 10/1/37	A1/A+	688,956
100	Lehman Brothers Holdings, Inc., 6.20%, 9/26/14	A1/A+	100,805
350	Longpoint Re Ltd., 8.05%, 5/8/10, FRN (a)(c)	NR/BB+	351,995
400	Merna Reinsurance Ltd., 3.346%, 7/7/10, FRN (a)	Aa2/NR	370,600
2,100	Merrill Lynch & Co., Inc., 6.875%, 4/25/18	A1/A+	2,122,445
600	Rockies Express Pipeline LLC, 4.25%, 8/20/09, FRN (a)(c)	Baa2/BBB	600,352
2,000	Wachovia Corp., 5.50%, 5/1/13	Aa3/AA−	2,008,182
			11,636,843
	Insurance–0.5%
300	Metropolitan Life Global Funding I, 5.125%, 4/10/13 (a)(c)	Aa2/AA	300,434
200	Pacific Life Global Funding, 5.15%, 4/15/13 (a)(c)	Aa3/AA	200,495
300	Residential Reins Ltd., 10.326%, 6/7/10, FRN (a)(c)	NR/BB	304,220
			805,149
	Oil & Gas–0.2%
200	Gaz Capital S.A., 8.146%, 4/11/18 (a)(c)	A3/BBB	213,250
	Paper/Paper Products–0.3%
500	Weyerhaeuser Co., 3.599%, 9/24/09, FRN	Baa2/BBB	490,842
	Retail–0.1%
200	Wal-Mart Stores, Inc., 5.80%, 2/15/18	Aa2/AA	213,183
	Technology–0.4%
600	Oracle Corp., 5.75%, 4/15/18	A2/A	612,488
	Utilities–0.1%
200	Public Service Electric & Gas Co., 5.30%, 5/1/18	A3/A−	200,244
	Total Corporate Bonds & Notes (cost–$23,093,716)		23,229,977
SOVEREIGN DEBT OBLIGATIONS (l)–3.1%
	Japan–2.8%
	Japanese Government CPI Linked Bond,
¥412,050	0.80%, 12/10/15	A1/AA	3,834,092
¥ 60,480	1.20%, 6/10/17	A1/NR	573,333
			4,407,425
	United Kingdom–0.3%
£100	United Kingdom Gilt Inflation Linked, 2.50%, 5/20/09	Aaa/AAA	532,213
	Total Sovereign Debt Obligations (cost–$4,581,160)		4,939,638

4.30.08 | Fixed Income SHares—Series R Semi-Annual Report 51

Fixed Income SHares—Series R
Schedule of Investments
April 30, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
MORTGAGE-BACKED SECURITIES–2.9%
	Bear Stearns Adjustable Rate Mortgage Trust, CMO, FRN,
$405	4.125%, 3/25/35	Aaa/AAA	$387,756
230	4.55%, 8/25/35	Aaa/AAA	221,250
	Citigroup Mortgage Loan Trust, Inc., CMO, FRN,
150	4.248%, 8/25/35	Aaa/AAA	142,213
100	4.748%, 8/25/35	Aaa/AAA	95,415
55	Countrywide Home Loan Mortgage Pass-Through Trust,
	3.235%, 6/25/35, CMO, FRN (a)(c)	Aaa/AAA	48,069
284	GSR Mortgage Loan Trust, 4.539%, 9/25/35, CMO, FRN	NR/AAA	266,034
3,100	LB-UBS Commercial Mortgage Trust, 5.424%, 2/15/40, CMO	NR/AAA	3,015,752
40	Lehman XS Trust, 2.975%, 7/25/46, CMO, FRN	Aaa/AAA	39,092
625	Residential Accredit Loans, Inc., 3.075%, 6/25/46, CMO, FRN	Aaa/AAA	516,291
	Total Mortgage-Backed Securities (cost–$4,625,895)		4,731,872
MUNICIPAL BONDS–1.2%
	California–0.4%
600	State, GO, 5.00%, 11/1/37	A1/A+	597,246
	New York–0.1%
100	New York City Municipal Water Finance Auth.,
	Water & Sewer System Rev., 4.75%, 6/15/38, Ser. D	Aa2/AA+	99,203
	Washington–0.6%
1,000	Pierce Cnty. School Dist. No. 10, GO, 5.00%, 12/1/23, Ser. A (FSA)	Aaa/AAA	1,045,460
	West Virginia–0.1%
100	Tobacco Settlement Finance Auth. Rev., 7.467%, 6/1/47, Ser. A	Baa3/BBB	93,752
	Total Municipal Bonds (cost–$1,768,168)		1,835,661
ASSET-BACKED SECURITIES–0.3%
569	Bear Stearns Asset Backed Securities Trust,
	3.895%, 10/25/37, FRN (cost–$568,586)	Aaa/AAA	521,860
CONVERTIBLE PREFERRED STOCK–0.2%
Shares
	Banking–0.2%
200	Wachovia Corp., 7.50% (cost–$200,000)	A2/A	233,911
SHORT-TERM INVESTMENTS–5.0%
Principal Amount (000)
	U.S. Treasury Bills (i)–2.9%
$4,750	1.22%-1.41%, 6/12/08-6/26/08 (cost–$4,741,891)		4,741,891

52 Fixed Income SHares—Series R Semi-Annual Report | 4.30.08

Fixed Income SHares—Series R
Schedule of Investments
April 30, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Corporate Notes–1.3%
	Banking–0.6%
$600	Bank of America NA, 3.089%, 2/27/09, FRN	Aaa/AA+	$598,331
100	Rabobank Nederland NV, 2.733%, 1/15/09, FRN (a)(c)	Aaa/AAA	99,898
200	Unicredit Luxembourg Finance S.A., 2.97%, 10/24/08, FRN (a)(c)	Aa2/A+	199,812
			898,041
	Financial Services–0.7%
1,100	Abbey National Treasury Services PLC, 3.069%, 7/2/08, VRN	NR/NR	1,097,881
100	General Electric Capital Corp., 2.941%, 12/12/08, FRN	Aaa/AAA	99,807
			1,197,688
	Total Corporate Notes (cost–$2,099,944)		2,095,729
	Repurchase Agreement–0.8%
1,261	State Street Bank & Trust Co., dated 4/30/08, 1.70%, due
	5/1/08, proceeds $1,261,060; collateralized by Federal Home
	Loan Bank, 2.875%, due 7/8/08, valued at $1,287,750 including
	accrued interest (cost–$1,261,000)		1,261,000
	Total Short-Term Investments (cost–$8,102,835)		8,098,620
OPTIONS PURCHASED (j)–1.4%
Contracts/ Notional Amount
	Call Options–1.3%
	Euro versus U.S. Dollar (OTC),
600,000	strike price $1.39, expires 7/8/10		95,976
	U.S. Treasury Bonds 30 yr. Futures (CBOT),
178	strike price $134, expires 5/23/08		2,781
100	strike price $141, expires 5/23/08		1,563
95	strike price $142, expires 5/23/08		1,485
	U. S. Treasury Inflation Index Bonds (OTC),
20,000,000	strike price $118, expires 5/1/08		—
18,000,000	strike price $119, expires 7/23/08		42,388
10,000,000	strike price $119.50, expires 5/1/08		—
	U.S. Treasury Notes 2 yr. Futures (CBOT),
245,400,000	strike price $3.50, expires 2/2/09		2,024,157
60	strike price $110, expires 5/23/08		938
	U.S. Treasury Notes 10 yr. Futures (CBOT),
22	strike price $138, expires 5/23/08		344
74	strike price $149, expires 5/23/08		1,156
			2,170,788

4.30.08 | Fixed Income SHares—Series R Semi-Annual Report 53

Fixed Income SHares—Series R
Schedule of Investments
April 30, 2008 (unaudited) (continued)

Contracts/ Notional Amount		Value
	Put Options–0.1%
	Euro versus U.S. Dollar (OTC),
$600,000	strike price $1.39, expires 7/8/10	$21,232
	Fannie Mae (OTC),
18,700,000	strike price $86.38, expires 6/5/08	84
	United Kingdom–90 day (CME),
109	strike price $92.50, expires 6/18/08	—
	U.S. Treasury Inflation Index Bonds (OTC),
20,000,000	strike price $86.50, expires 5/14/08	4
11,000,000	strike price $92.50, expires 7/15/08	482
10,000,000	strike price $93.50, expires 6/27/08	2
7,000,000	strike price $93.50, expires 7/15/08	14
16,700,000	strike price $93.50, expires 7/25/08	9,056
25,000,000	strike price $97, expires 5/14/08	204
7,000,000	strike price $100, expires 7/11/08	2,774
12,000,000	strike price $103, expires 7/11/08	68,509
12,000,000	strike price $103.50, expires 7/15/08	84,939
1,500,000	strike price $119, expires 5/14/08	31
	U.S. Treasury Notes 10 yr. Futures (CBOT),
56	strike price $87, expires 5/23/08	875
450	strike price $91, expires 5/23/08	7,031
144	strike price $95, expires 5/23/08	2,250
178	strike price $98, expires 5/23/08	2,781
150	strike price $108, expires 5/23/08	2,344
		202,612
	Total Options Purchased (cost–$2,820,316)	2,373,400
	Total Investments before options written
	(cost–$304,090,884)–189.2%	304,602,962
OPTIONS WRITTEN (j)–(1.9)%
	Call Options–(1.8)%
	2-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
2,000,000	strike rate 5.37%, expires 9/20/10	(112,700)
	U.S. Treasury Bonds 30 yr. Futures (CBOT),
27	strike price $120, expires 8/22/08	(35,016)
	U.S. Treasury Notes 5 yr. Futures (CBOT),
106,700,000	strike price $4.30, expires 2/2/09	(2,678,853)
	U.S. Treasury Notes 10 yr. Futures (CBOT),
28	strike price $116, expires 8/22/08	(35,000)
148	strike price $117, expires 5/23/08	(57,812)
129	strike price $118, expires 5/23/08	(24,187)
92	strike price $119, expires 5/23/08	(8,625)
		(2,952,193)

54 Fixed Income SHares—Series R Semi-Annual Report | 4.30.08

Fixed Income SHares—Series R
Schedule of Investments
April 30, 2008 (unaudited) (continued)

Contracts/ Notional Amount			Value
	Put Options–(0.1)%
	2-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
$2,000,000	strike rate 5.37%, expires 9/20/10		$(46,382)
	U.S. Treasury Notes 10 yr. Futures (CBOT),
34	strike price $112, expires 5/23/08		(2,125)
28	strike price $112, expires 8/22/08		(27,563)
148	strike price $113, expires 5/23/08		(18,500)
128	strike price $114, expires 5/23/08		(34,000)
			(128,570)
	Total Options Written (premiums received–$3,806,274)		(3,080,763)

	Total Investments net of options written (cost–$300,284,610)	187.3%	301,522,199
	Liabilities in excess of other assets	(87.3)	(140,563,162)
	Net Assets	100.0%	$160,959,037

See accompanying Notes to Financial Statements | 4.30.08 | Fixed Income SHares—Series R Semi-Annual Report 55

Fixed Income SHares—
Schedule of Investments
April 30, 2008 (unaudited) (continued)

Notes to Schedules of Investments:

(a)	Private Placement–Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $492,288,746, representing 22.98% of total net assets for Series C; securities with an aggregate value of $65,757,160, representing 3.15% of total net assets for Series M; securities with an aggregate value of $4,199,063, representing 2.61% of total net assets for Series R.

(b)	These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the ‘‘LIBOR’’ or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Portfolio is ordinarily contractually obligated to receive approval from the agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on April 30, 2008.

(c)	144A Security–Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)	When-issued or delayed-delivery security. To be settled/delivered after April 30, 2008.

(e)	Security in default.

(f)	Fair-valued security–Securities with an aggregate value of $57,081,252 representing 2.66% of net assets and securities with an aggregate value of $1,944,924 representing 0.09% of net assets, have been fair valued in Series C and Series M, respectively.

(g)	Principal amount less than $500.

(h)	Perpetual maturity security. Maturity date shown is the first call date. Interest rate is fixed until the first call date and variable thereafter.

(i)	All or partial amount segregated as collateral for swaps.

(j)	Non-income producing.

(k)	All or partial amount segregated as collateral for reverse repurchase agreements.

(l)	Inflationary Bonds–Principal amount of security is adjusted for inflation.

(m)	Subject to Alternative Minimum Tax.

Glossary:

€ – Euro

£ – British Pound

¥ – Japanese Yen

BRL – Brazilian Real

CAD – Canadian Dollar

CBOT – Chicago Board of Trade

CME – Chicago Mercantile Exchange

CMO – Collateralized Mortgage Obligation

FGIC – insured by Financial Guaranty Insurance Co.

FRN – Floating Rate Note. The interest rate disclosed reflects the rate in effect on April 30, 2008.

FSA – insured by Financial Security Assurance, Inc.

GO – General Obligation Bond

IO – Interest Only

LIBOR – London Inter-bank Offered Rate

MBS – Mortgage-Backed Securities

NR – Not Rated

56 Fixed Income SHares—Series C, H, M, R Semi-Annual Report | 4.30.08

Fixed Income SHares—
Schedule of Investments
April 30, 2008 (unaudited) (continued)

OAT – Obligations Assimilables du Trésor

OTC – Over-the-Counter

Q-SBLF – Qualified School Bond Loan Fund

TBA – To Be Announced

VRN – Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on April 30, 2008.

See accompanying Notes to Financial Statements | 4.30.08 | Fixed Income SHares—Series C, H, M, R Semi-Annual Report 57

Fixed Income SHares—Series C, H, M, R
Statements of Assets and Liabilities
April 30, 2008 (unaudited)

	Series C	Series H	Series M	Series R
Assets:
Investments, at value (cost–$2,618,626,705, $2,816,164, $10,578,415,931 and $304,090,884, respectively)	$2,585,954,819	$2,529,555	$10,643,048,163	$304,602,962
Cash (including foreign currency for Series C, Series M and Series R with a value and cost of $12,831,572 and $12,860,796, $80,541 and $80,807 and $892,778 and $898,791, respectively)	13,000,670	292	6,425,311	576,802
Receivable for investments sold	1,075,468,305	—	4,392,069,510	92,366,187
Premiums for swaps purchased	98,740,388	—	6,584,777	241,657
Deposits with brokers for futures contracts collateral	60,965,000	50,000	58,520,000	4,470,300
Interest and dividend receivable	34,726,283	49,389	48,112,767	1,910,196
Unrealized appreciation of forward foreign currency contracts	29,098,218	—	415,704	968,297
Unrealized appreciation of swaps	17,365,200	—	18,885,048	1,508,883
Receivable for shares of beneficial interest sold	4,907,182	—	6,053,530	1,195,739
Receivable for variation margin on futures contracts	3,818,752	—	—	24,694
Receivable for terminated swaps	707,735	—	1,979,911	—
Other assets	8,222	—	—	220
Total Assets	3,924,760,774	2,629,236	15,182,094,721	407,865,937
Liabilities:
Payable for investments purchased	1,235,703,520	—	4,576,223,374	158,868,030
Securities sold short, at value (proceeds of $419,754,652, $0, $1,980,425,384 and $77,641,972 respectively)	423,279,596	—	1,990,459,716	77,895,877
Unrealized depreciation of swaps	79,854,374	—	30,966,287	1,383,567
Premium for swaps sold	16,560,372	—	33,936,357	3,762,548
Options written, at value (premiums received−$9,998,076, $0, $7,560,107, and $3,806,274, respectively)	12,275,038	—	16,914,230	3,080,763
Dividends payable	9,395,623	12,897	25,753,119	686,487
Unrealized depreciation of forward foreign currency contracts	4,273,711	—	160,202	379,906
Payable for shares of beneficial interest redeemed	659,691	—	745,814	333,681
Interest payable on short positions	634,911	—	123,067	500,948
Unrealized depreciation on unfunded loan commitments	15,841	—	—	—
Payable for variation margin on futures contracts	—	1,562	10,177,248	15,093
Payable for reverse repurchase agreements	—	—	6,405,095,000	—
Interest payable for reverse repurchase agreements	—	—	6,374,422	—
Total Liabilities	1,782,652,677	14,459	13,096,928,836	246,906,900
Net Assets	$2,142,108,097	$2,614,777	$2,085,165,885	$160,959,037
Net Assets Consist of:
Shares of beneficial interest of $0.001 par value (unlimited number authorized)	$164,911	$300	$184,608	$14,716
Paid-in-capital in excess of par	$1,907,885,095	$2,999,700	$2,078,196,379	$155,455,833
Dividends in excess of net investment income	(15,053,787)	—	(2,148,401)	(399,274)
Accumulated net realized gain (loss)	328,044,964	(94,114)	(75,725,934)	3,964,352
Net unrealized appreciation (depreciation) of investments, futures contracts, options written, swaps, unfunded loan commitments and foreign currency transactions	(78,933,086)	(291,109)	84,659,233	1,923,410
Net Assets	$2,142,108,097	$2,614,777	$2,085,165,885	$160,959,037
Shares Outstanding	164,911,030	300,000	184,607,566	14,716,379
Net Asset Value, Offering Price and Redemption Price Per Share	$12.99	$8.72	$11.30	$10.94

58 Fixed Income SHares—Series C, H, M, R Semi-Annual Report | 4.30.08 | See accompanying Notes to Financial Statements

Fixed Income SHares—Series C, H, M, R
Statements of Operations
For the six months ended April 30, 2008 (unaudited)

	Series C	Series H	Series M	Series R
Investment Income:
Interest	$60,681,547	$78,308	$165,380,651	$3,582,670
Facility and other fee income	402,516	—	76	101
Dividends	33,314	—	274,896	—
Total Investment Income	61,117,377	78,308	165,655,623	3,582,771
Expenses:
Interest expense	—	—	75,434,396	—
Net Investment Income	61,117,377	78,308	90,221,227	3,582,771
Realized and Change In Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	7,157,544	(32,991)	100,761,404	9,177,559
Futures contracts	171,036,328	(25,343)	(126,959,204)	1,881,759
Options written	(5,376,442)	—	(8,229,142)	86,807
Swaps	205,229,821	—	16,269,935	318,251
Foreign currency transactions	(9,994,236)	—	(219,047)	(303,716)
Net change in unrealized appreciation/depreciation of:
Investments	(29,535,855)	(212,093)	14,185,018	(2,234,720)
Futures contracts	(62,798,075)	1,077	60,173,334	(454,890)
Options written	(5,257,504)	—	(10,733,937)	761,703
Swaps	(104,023,906)	—	(40,153,414)	150,497
Unfunded loan commitments	(46,029)	—	—	—
Foreign currency transactions	6,433,706	—	1,008,824	212,825
Net realized and change in unrealized gain (loss) on investments, futures contracts, options written, swaps, unfunded loan commitments and foreign currency transactions	172,825,352	(269,350)	6,103,771	9,596,075
Net Increase (Decrease) in Net Assets Resulting from Investment Operations	$233,942,729	$(191,042)	$96,324,998	$13,178,846

See accompanying Notes to Financial Statements | 4.30.08 | Fixed Income SHares—Series C, H, M, R Semi-Annual Report 59

Fixed Income SHares—Series C
Statement of Changes in Net Assets

	Six Months ended April 30, 2008 (unaudited)	Year ended October 31, 2007
Investment Operations:
Net investment income	$61,117,377	$91,879,866
Net realized gain (loss) on investments, futures contracts, options written, swaps and foreign currency transactions	368,053,015	(33,154,827)
Net change in unrealized appreciation/depreciation of investments, futures contracts, options written, swaps, unfunded loan commitments and foreign currency transactions	(195,227,663)	106,475,793
Net increase in net assets resulting from investment operations	233,942,729	165,200,832
Dividends and Distributions to Shareholders from:
Net investment income	(62,633,842)	(80,510,904)
Net realized gains	(25,425,077)	(31,371,385)
Total dividends and distributions to shareholders	(88,058,919)	(111,882,289)
Capital Share Transactions:
Net proceeds from the sale of shares	364,234,670	683,117,118
Cost of shares redeemed	(254,234,985)	(299,786,265)
Net increase in net assets from capital share transactions	109,999,685	383,330,853
Total increase in net assets	255,883,495	436,649,396
Net Assets:
Beginning of period	1,886,224,602	1,449,575,206
End of period (including dividends in excess of net investment income of ($15,053,787) and ($13,537,322), respectively)	$2,142,108,097	$1,886,224,602
Shares Issued and Redeemed:
Issued	27,715,894	59,522,262
Redeemed	(19,311,299)	(26,079,666)
Net Increase	8,404,595	33,442,596

60 Fixed Income SHares—Series C Semi-Annual Report | 4.30.08 | See accompanying Notes to Financial Statements

Fixed Income SHares—Series H
Statement of Changes in Net Assets

	Six Months ended April 30, 2008 (unaudited)	For the period April 2, 2007* through October 31, 2007
Investment Operations:
Net investment income	$78,308	$85,729
Net realized loss on investments and futures contracts	(58,334)	(35,780)
Net change in unrealized appreciation/depreciation of investments and futures contracts	(211,016)	(80,093)
Net decrease in net assets resulting from investment operations	(191,042)	(30,144)
Dividends to Shareholders from net investment income	(78,308)	(85,729)
Capital Share Transactions:
Net proceeds from the sale of shares	—	3,000,000
Total increase (decrease) in net assets	(269,350)	2,884,127
Net Assets:
Beginning of period	2,884,127	—
End of period	$2,614,777	$2,884,127
Shares Issued and Redeemed:
Issued	—	300,000
Redeemed	—	—
Net Increase	—	300,000

*	Commencement of operations.

See accompanying Notes to Financial Statements | 4.30.08 | Fixed Income SHares—Series H Semi-Annual Report 61

Fixed Income SHares—Series M
Statement of Changes in Net Assets

	Six Months ended April 30, 2008 (unaudited)	Year ended October 31, 2007
Investment Operations:
Net investment income	$90,221,227	$97,103,124
Net realized loss on investments, futures contracts, options written, swaps and foreign currency transactions	(18,376,054)	(49,780,821)
Net change in unrealized appreciation/depreciation of investments, futures contracts, options written, swaps and foreign currency transactions	24,479,825	40,920,619
Net increase in net assets resulting from investment operations	96,324,998	88,242,922
Dividends to Shareholders from Net investment income	(95,576,385)	(95,090,473)
Capital Share Transactions:
Net proceeds from the sale of shares	445,283,989	666,159,963
Cost of shares redeemed	(179,890,674)	(294,433,112)
Net increase in net assets from capital share transactions	265,393,315	371,726,851
Total increase in net assets	266,141,928	364,879,300
Net Assets:
Beginning of period	1,819,023,957	1,454,144,657
End of period (including undistributed (dividends in excess of) net investment income of $(2,148,401) and $3,206,757, respectively)	$2,085,165,885	$1,819,023,957
Shares Issued and Redeemed:
Issued	39,886,235	59,108,083
Redeemed	(16,063,959)	(26,152,998)
Net Increase	23,822,276	32,955,085

62 Fixed Income SHares—Series M Semi-Annual Report | 4.30.08 | See accompanying Notes to Financial Statements

Fixed Income SHares—Series R
Statement of Changes in Net Assets

	Six Months ended April 30, 2008 (unaudited)	Year ended October 31, 2007
Investment Operations:
Net investment income	$3,582,771	$5,563,708
Net realized gain (loss) on investments, futures contracts, options written, swaps and foreign currency transactions	11,160,660	(4,537,097)
Net change in unrealized appreciation/depreciation of investments, futures contracts, options written, swaps and foreign currency transactions	(1,564,585)	8,264,963
Net increase in net assets resulting from investment operations	13,178,846	9,291,574
Dividends to Shareholders from Net investment income	(4,182,182)	(5,622,968)
Capital Share Transactions:
Net proceeds from the sale of shares	46,137,483	57,993,142
Cost of shares redeemed	(17,193,271)	(93,436,266)
Net increase (decrease) in net assets from capital share transactions	28,944,212	(35,443,124)
Total increase (decrease) in net assets	37,940,876	(31,774,518)
Net Assets:
Beginning of period	123,018,161	154,792,679
End of period (including undistributed (dividends in excess of) net investment income of $(399,274) and $200,137, respectively)	$160,959,037	$123,018,161
Shares Issued and Redeemed:
Issued	4,240,236	5,876,195
Redeemed	(1,576,579)	(9,465,341)
Net Increase (Decrease)	2,663,657	(3,589,146)

See accompanying Notes to Financial Statements | 4.30.08 | Fixed Income SHares—Series R Semi-Annual Report 63

Fixed Income SHares—Series M
Statement of Cash Flows
For the six months ended April 30, 2008 (unaudited)

Cash Flows used for Operating Activities:
Purchases of long-term investments	$(36,933,268,219)
Proceeds from sales of long-term investments	30,858,689,233
Increase in proceeds for short sale	1,942,425,071
Increase in deposits with brokers for futures collateral	(58,520,000)
Interest, dividends and facility and other fee income received	138,413,752
Net cash received for swap transactions	35,033,494
Operating expenses paid	(75,533,896)
Net cash used for written options	(13,522,857)
Net cash used for futures transactions	(44,469,305)
Net Realized loss on foreign currency transactions	(219,418)
Increase in payable for short sale interest	123,067
Net decrease in short-term investments	(104,748,319)
Net cash used for operating activities*	(4,255,597,397)
Cash Flows provided by Financing Activities:
Increase in reverse repurchase agreements	4,078,917,000
Cash dividends paid	(95,576,385)
Increase in dividends payable	14,655,161
Proceeds from shares of beneficial interest sold	263,746,844
Net cash provided by financing activities	4,261,742,620
Net increase in cash	6,145,223
Cash at beginning of period	280,088
Cash at end of period	6,425,311
Reconciliation of Net Increase in Net Assets Resulting from Investment Operations to Net Cash used for Operating Activities:
Net increase in net assets resulting from investment operations	96,324,998
Increase in payable for investments purchased	2,010,070,468
Increase in receivable for investments sold	(3,807,001,882)
Increase in deposits with brokers for futures collateral	(58,520,000)
Increase in interest receivable	(26,732,036)
Decrease in premium for swaps purchased	46,431,469
Increase in receivable for terminated swaps	(1,979,911)
Increase in premium for swaps sold	(25,687,999)
Increase in net payable for variation margin on futures contracts	22,316,565
Decrease in accrued expenses	(99,500)
Increase in payable on short sale interest	123,067
Decrease in net unrealized depreciation of swaps	40,153,414
Increase in net unrealized appreciation of forward foreign currency contracts	(1,130,487)
Increase in net unrealized depreciation on options written	10,733,936
Decrease in premium of options written	(5,293,715)
Net increase in short sales	1,952,180,808
Net increase in investments	(4,507,486,592)
Net cash used for by operating activities	$(4,255,597,397)

*	Included in operating expenses is cash paid by Series M for interest on reverse repurchase agreements of $75,533,896.

64 Fixed Income SHares—Series M Semi-Annual Report | 4.30.08 | See accompanying Notes to Financial Statements

Fixed Income SHares—Series C, H
Financial Highlights:
For a share outstanding throughout each period:

	Six Months ended April 30, 2008 (unaudited)	Year ended October 31,
Series C:		2007	2006	2005	2004	2003
Net asset value, beginning of period	$12.05	$11.78	$11.64	$12.06	$11.62	$10.51
Investment Operations:
Net investment income	0.39	0.63	0.55	0.48	0.49	0.71
Net realized and change in unrealized gain on investments, futures contracts, options written, swaps, unfunded loan commitments and foreign currency transactions	0.94	0.44	0.31	0.04	0.64	1.16
Total from investment operations	1.33	1.07	0.86	0.52	1.13	1.87
Dividends and Distributions to Shareholders from:
Net investment income	(0.39)	(0.56)	(0.72)	(0.54)	(0.51)	(0.71)
Net realized gains	—	(0.24)	—	(0.40)	(0.18)	(0.05)
Total dividends and distributions to shareholders	(0.39)	(0.80)	(0.72)	(0.94)	(0.69)	(0.76)
Net asset value, end of period	$12.99	$12.05	$11.78	$11.64	$12.06	$11.62
Total Investment Return (1)	12.57%	9.67%	7.69%	4.42%	10.14%	18.16%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$2,142,108	$1,886,225	$1,449,575	$949,173	$575,175	$374,097
Ratio of operating expenses to average net assets (2)	0.00%#	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income to average net assets (2)	5.86%#	5.60%	4.89%	4.08%	4.16%	6.11%
Portfolio turnover	399%	750%	560%	510%	180%	297%

Series H:	Six Months ended April 30, 2008 (unaudited)		For the period April 2, 2007* through October 31, 2007
Net asset value, beginning of period	$9.61		$10.00
Investment Operations:
Net investment income	0.26		0.29
Net realized and unrealized loss on investments and futures contracts	(0.89)		(0.40)
Total from investment operations	(0.63)		(0.11)
Dividends to Shareholders from Net investment income:	(0.26)		(0.28)
Net asset value, end of period	$8.72		$9.61
Total Investment Return (1)	(6.56)%		(1.04)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$2,615		$2,884
Ratio of operating expenses to average net assets (2)	0.00	% #	0.00	% #
Ratio of net investment income to average net assets (2)	5.83	% #	5.04	% #
Portfolio turnover	10%		87%

*	Commencement of operations.

#	Annualized.

(1)	Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.

(2)	Reflects the fact that no fees or expenses are incurred. The Portfolios are an integral part of ‘‘wrap-fee’’ programs sponsored by investment advisers and/or broker-dealers unaffiliated with Series C and Series H, the Investment Manager or the Sub-Adviser. Participants in these programs pay a ‘‘wrap’’ fee to the sponsor of the program.

See accompanying Notes to Financial Statements | 4.30.08 | Fixed Income SHares—Series C, H, M, R Semi-Annual Report 65

Fixed Income SHares—Series M, R
Financial Highlights:
For a share outstanding throughout each period:

	Six Months ended April 30, 2008 (unaudited)		Year ended October 31,
Series M:			2007	2006	2005	2004	2003
Net asset value, beginning of period	$11.31		$11.38	$11.12	$11.87	$11.48	$11.75
Investment Operations:
Net investment income	0.52		0.66	0.57	0.44	0.37	0.51
Net realized and change in unrealized gain (loss) on investments, futures contracts, options written, swaps and foreign currency transactions	0.02		(0.08)	0.27	(0.29)	0.65	0.23
Total from investment operations	0.54		0.58	0.84	0.15	1.02	0.74
Dividends and Distributions to Shareholders from:
Net investment income	(0.55)		(0.65)	(0.58)	(0.46)	(0.43)	(0.51)
Net realized gains	—		—	—	(0.44)	(0.20)	(0.50)
Total dividends and distributions to shareholders	(0.55)		(0.65)	(0.58)	(0.90)	(0.63)	(1.01)
Net asset value, end of period	$11.30		$11.31	$11.38	$11.12	$11.87	$11.48
Total Investment Return (1)	4.82%		5.26%	7.80%	1.32%	9.17%	6.67%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$2,085,166		$1,819,024	$1,454,145	$942,197	$569,692	$368,612
Ratio of operating expenses to average net assets (2)(3)	0.00	% #	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income to average net assets (3)	9.49	% #	5.91%	5.11%	3.85%	3.21%	4.43%
Portfolio turnover	368%		837%	928%	706%	894%	750%

	Six Months ended April 30, 2008 (unaudited)		Year ended October 31,			For the period April 15, 2004* through October 31, 2004
Series R:			2007	2006	2005
Net asset value, beginning of period	$10.21		$9.90	$10.20	$10.37	$10.00
Investment Operations:
Net investment income	0.28		0.43	0.54	0.50	0.26
Net realized and unrealized gain (loss) on investments, futures contracts, options written, swaps and foreign currency transactions	0.77		0.34	(0.29)	(0.16)	0.37
Total from investment operations	1.05		0.77	0.25	0.34	0.63
Dividends and Distributions to Shareholders from:
Net investment income	(0.32)		(0.46)	(0.55)	(0.50)	(0.26)
Net realized gains	—		—	—	(0.01)	—
Total dividends and distributions to shareholders	(0.32)		(0.46)	(0.55)	(0.51)	(0.26)
Net asset value, end of period	$10.94		$10.21	$9.90	$10.20	$10.37
Total Investment Return (1)	10.32%		8.05%	2.49%	3.30%	6.41%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$160,959		$123,018	$154,793	$135,449	$3,114
Ratio of operating expenses to average net assets (3)	0.00	% #	0.00%	0.00%	0.00%	0.00	% #
Ratio of net investment income to average net assets (3)	5.00	% #	4.36%	5.33%	5.28%	4.72	% #
Portfolio turnover	458%		825%	593%	175%	23%

*	Commencement of operations.

#	Annualized.

(1)	Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.

(2)	If interest expense were included, the ratio of operating expenses to average net assets for the six months ended April 30, 2008 and for the years ended October 31, 2007, 2006, 2005, 2004 and 2003 would be 7.94%, 1.26%, 0.07%, 0.05%, 0.01% and 0.01%, respectively.

(3)	Reflects the fact that no fees or expenses are incurred. The Portfolios are an integral part of ‘‘wrap-fee’’ programs sponsored by investment advisers and/or broker-dealers unaffiliated with Series M and Series R, the Investment Manager or the Sub-Adviser. Participants in these programs pay a ‘‘wrap’’ fee to the sponsor of the program.

66 Fixed Income SHares—Series C, H, M, R Semi-Annual Report | 4.30.08 | See accompanying Notes to Financial Statements

Fixed Income SHares—Series C, H, M, R
Notes to Financial Statements
April 30, 2008 (unaudited)

1. Organization and Significant Accounting Policies

Fixed Income SHares (the ‘‘Trust’’), was organized as a Massachusetts business trust on November 3, 1999. The Trust is comprised of Series C, Series H, Series M, Series R (the ‘‘Portfolios’’) and the Allianz Dresdner Daily Asset Fund. These financial statements relate to Series C, Series H, Series M and Series R. The financial statements for Allianz Dresdner Daily Asset Fund are provided separately. Allianz Global Investors Fund Management LLC (the ‘‘Investment Manager’’) serves as the Portfolios’ Investment Manager and is an indirect, wholly-owned subsidiary of Allianz Global Investors of America L.P. (‘‘Allianz Global’’). Allianz Global is an indirect, majority-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services compay. The Portfolios are authorized to issue an unlimited number of shares of beneficial interest at $0.001 par value.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

In the normal course of business, the Portfolios enter into contracts that contain a variety of representations which provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios based upon events that have not yet been asserted. However, the Portfolios expect the risk of any loss to be remote.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, ‘‘Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109’’ (the ‘‘Interpretation’’). The Interpretation establishes for all entities, including pass-through entities such as the Portfolios, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Portfolios’ management has determined that its evaluation of the Interpretation has resulted in no material impact to the Portfolios’ financial statements at April 30, 2008. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (‘‘SFAS’’) 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Portfolios are in the process of reviewing SFAS 157 against their current valuation policies to determine future applicability.

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, ‘‘Disclosures about Derivative Instruments and Hedging Activities’’ (‘‘SFAS 161’’). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities. The Portfolios’ management is currently evaluating the impact the adoption of SFAS 161 will have on the Portfolios’ financial statement disclosures.

The following is a summary of significant accounting policies followed by the Portfolios:

(a) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their discretion pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Portfolios’ investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The Portfolios’ investments in senior floating rate loans (‘‘Senior Loans’’) for which a secondary market exists will be valued at the mean of the last available bid and asked prices in the market for such Senior Loans, as provided by an independent pricing service.

4.30.08 | Fixed Income SHares—Series C, H, M, R Semi-Annual Report 67

Fixed Income SHares—Series C, H, M, R
Notes to Financial Statements
April 30, 2008 (unaudited)

1. Organization and Significant Accounting Policies (continued)

Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Portfolios to value securities may differ from the value that would be realized if the securities were sold and these differences could be material to the financial statements. The Portfolios’ net asset values are normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (‘‘NYSE’’) on each day the NYSE is open for business.

(b) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Securities purchased and sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income adjusted for the accretion of discounts and amortization of premiums, is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statements of Operations.

(c) Federal Income Taxes

The Portfolios intend to distribute all of their taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(d) Dividends and Distributions

Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. The Portfolios record dividends and distributions to shareholders on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles in the United States of America. These ‘‘book-tax’’ differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in capital in excess of par.

(e) Foreign Currency Translation

The Portfolios’ accounting records are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate at the end of the period; and (2) purchases and sales, income and expenses are translated at the prevailing exchange rate on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statements of Operations.

The Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and change in unrealized gain (loss) on investments. However, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain or loss for both financial reporting and income tax reporting purposes.

(f) Option Transactions

The Portfolios may purchase and write (sell) put and call options for hedging purposes, risk management purposes or as a part of their investment strategies. The risk associated with purchasing an option is that the Portfolios pay a premium whether or not the option is exercised. Additionally, the Portfolios bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from the securities sold through the exercise of put options is decreased by the premiums paid.

68 Fixed Income SHares—Series C, H, M, R Semi-Annual Report | 4.30.08

Fixed Income SHares—Series C, H, M, R
Notes to Financial Statements
April 30, 2008 (unaudited)

1. Organization and Significant Accounting Policies (continued)

When an option is written, the premium received is recorded as an asset with an equal liability and is subsequently marked to market to reflect the current market value of the option written. These liabilities are reflected as options written in the Statements of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Portfolios bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Portfolios purchasing a security at a price different from its current market value.

(g) Credit Default/Interest Rate Swaps

The Portfolios may enter into interest rate and credit default swap contracts (‘‘swaps’’) for investment purposes, to manage their interest rate and credit risk or to add leverage.

As a seller in the credit default swap contract, the Portfolios would be required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Portfolios would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolios would keep the stream of payments and would have no payment obligations. Such periodic payments are accrued daily and recorded as realized gain (loss).

The Portfolios may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Portfolios would function as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Portfolios would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by a third party, such as a U.S. or foreign corporate issuer on the referenced obligation. In return, the Portfolios would make periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and recorded as realized gain (loss).

Interest rate swap agreements involve the exchange by the Portfolios with a counterparty of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Net periodic payments received by the Portfolios are included as part of realized gain (loss) and or change in unrealized appreciation/depreciation in the Statements of Operations.

Swaps are marked to market daily based upon quotations from brokers or market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Portfolios’ Statements of Operations. For a credit default swap sold by the Portfolios, payment of the agreed upon amount made by the Portfolios in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Portfolios, the agreed upon amount received by the Portfolios in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Portfolios.

Entering into swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in net interest rates.

(h) Futures Contracts

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, each Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum ‘‘initial margin’’ requirements of the exchange. Pursuant to the contracts, each Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as ‘‘variation margin’’ and are recorded by the Portfolio as unrealized appreciation or depreciation. When the contracts are closed, the Portfolio records a realized gain or loss

4.30.08 | Fixed Income SHares—Series C, H, M, R Semi-Annual Report 69

Fixed Income SHares—Series C, H, M, R
Notes to Financial Statements
April 30, 2008 (unaudited)

1. Organization and Significant Accounting Policies (continued)

equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

(i) Forward Foreign Currency Contracts

A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Series C, Series M and Series R may enter into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. These Portfolios may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The market value of a forward foreign currency contract fluctuates with changes in forward currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

(j) Inflation-Indexed Bonds

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income in the Statements of Operations, even though investors do not receive principal until maturity.

(k) Repurchase Agreements

The Portfolios enter into transactions with their custodian bank or securities brokerage firms whereby they purchase securities under agreements to resell at an agreed upon price and date (‘‘repurchase agreements’’). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Portfolios require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Portfolios may be delayed or limited.

(l) Reverse Repurchase Agreements

The Portfolios may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolios sell securities to a bank or broker-dealer and agree to repurchase the securities at a mutually agreed upon date and price. Generally, the effect of such a transaction is that the Portfolios can recover and reinvest all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement and still be entitled to the returns associated with those portfolio securities. Such transactions are advantageous if the interest cost to the Portfolios of the reverse repurchase transaction is less than the returns they obtain on investments purchased with the cash. Unless the Portfolios cover their positions in reverse repurchase agreements (by segregating liquid assets at least equal in amount to the forward purchase commitment), their obligations under the agreements will be subject to the Portfolios’ limitations on borrowings. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Portfolios’ use of the proceeds of the agreement may be restricted pending determination by the other party, or its trustee or receiver, whether to enforce the Portfolios’ obligation to repurchase the securities.

(m) When-Issued/Delayed-Delivery Transactions

The Portfolios may purchase or sell securities on a when-issued or delayed-delivery basis. The transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolios will set

70 Fixed Income SHares—Series C, H, M, R Semi-Annual Report | 4.30.08

Fixed Income SHares—Series C, H, M, R
Notes to Financial Statements
April 30, 2008 (unaudited)

1. Organization and Significant Accounting Policies (continued)

aside and maintain until the settlement date in a designated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolios assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining their net asset values. The Portfolios may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a security on a delayed-delivery basis is sold, the Portfolios do not participate in future gains and losses with respect to the security.

(n) Stripped Mortgage Backed Securities (‘‘SMBS’’)

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, the Portfolio may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

(o) Restricted Securities

The Portfolios are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

(p) Short Sales

Short sale transactions involve the Portfolios selling securities it does not own in anticipation of a decline in the market price of the securities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(q) Senior Loans

The Portfolios purchase assignments of Senior Loans originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the ‘‘Agent’’) for a lending syndicate of financial institutions (the ‘‘Lender’’). When purchasing an assignment, the Portfolios succeed all the rights and obligations under the loan agreement with the same rights and obligations as the assigning Lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning Lender.

2. Investment Manager/Sub-Adviser/Administrator/Distributor

(a) Investment Manager/Sub-Adviser

Allianz Global Investors Fund Management LLC (‘‘Investment Manager’’) serves in its capacity pursuant to an Investment Management Agreement with the Trust. Pursuant to a Portfolio Management Agreement, the Investment Manager employs Pacific Investment Management Company LLC (‘‘PIMCO’’ or the ‘‘Sub-Adviser’’), an affiliate of the Investment Manager, to serve as sub-adviser and provide investment advisory services to the Portfolios. The Investment Manager receives no investment management or other fees from the Portfolios and at its own expense pays the fees of the Sub-Adviser. The financial statements reflect the fact that no fees or expenses are incurred by the Portfolios. It should be understood, however, that the Portfolios are an integral part of ‘‘wrap-fee’’ programs sponsored by investment advisers unaffiliated with the Portfolios, the Investment Manager or the Sub-Adviser. Typically, participants in these programs pay a ‘‘wrap fee’’ to their investment adviser. Although the Portfolios do not compensate the Investment Manager or Sub-Adviser directly for their services under the Investment Management Agreement or Portfolio Management Agreement, respectively, the Investment Manager and Sub-Adviser may benefit from their relationship with the sponsors of wrap fee programs for which the Trust is an investment option.

(b) Administrator

The Investment Manager also serves as administrator to the Portfolios pursuant to an administration agreement (‘‘Administration Agreement’’) with the Trust. The administrator’s responsibilities include providing or procuring certain administrative services to the Portfolios as well as arranging at its own expense for the provision of legal, audit,

4.30.08 | Fixed Income SHares—Series C, H, M, R Semi-Annual Report 71

Fixed Income SHares—Series C, H, M, R
Notes to Financial Statements
April 30, 2008 (unaudited)

2. Investment Manager/Sub-Adviser/Administrator/Distributor (continued)

custody, transfer agency and other services required for the ordinary operation of the Portfolios, and is responsible for printing, trustees’ fees, and other costs of the Portfolios. Under the Administration Agreement, the Investment Manager has agreed to provide or procure these services, and to bear these expenses at no charge to the Portfolios.

(c) Distributor

Allianz Global Investors Distributors LLC (‘‘the Distributor’’), an affiliate of the Investment Manager, serves as the distributor of the Trust’s shares. Pursuant to a distribution agreement with the Trust, the Investment Manager on behalf of the Portfolios pays the Distributor.

3. Investment in Securities

Purchases and sales of securities (excluding short-term investments) for the six months ended April 30, 2008, were:

	U.S. Government Agency		All Other
	Purchases	Sales	Purchases	Sales
Series C:	$9,078,844,812	$9,136,264,224	$1,532,765,043	$1,337,467,880
Series H:	—	—	251,914	365,462
Series M:	38,289,428,401	33,942,336,392	717,567,141	128,768,589
Series R:	1,250,270,752	1,242,097,554	21,639,404	2,300,386

72 Fixed Income SHares—Series C, H, M, R Semi-Annual Report | 4.30.08

Fixed Income SHares—Series C, H, M, R
Notes to Financial Statements
April 30, 2008 (unaudited)

3. Investment in Securities (continued)

(a) Futures contracts outstanding at April 30, 2008:

Series C:

	Type	Contracts	Market Value (000)	Expiration Date	Unrealized Appreciation (Depreciation)
Long:	Canadian 10 yr. Bond Futures	56	$6,578	6/19/08	$132,216
	Euribor Futures	770	286,966	3/16/09	(58,815)
	Euribor Futures	551	205,638	6/15/09	143,434
	Euribor Futures	601	223,199	9/15/08	(791,705)
	Euribor Futures	736	274,925	9/14/09	400,891
	Euro Bobl 5 Yr. Futures	112	18,980	6/6/08	(486,541)
	Financial Future Euro–90 day	1,529	372,025	6/16/08	764,246
	Financial Future Euro–90 day	628	152,777	9/15/08	262,165
	Financial Future Euro–90 day	32	7,760	3/16/09	142,236
	United Kingdom–90 day	7,154	1,680,604	3/18/09	(12,286,010)
	United Kingdom–90 day	3,449	809,464	12/16/09	(7,020,861)
	U.S. Treasury Notes 10 yr. Futures	5,429	628,746	6/19/08	(6,780,262)
	U.S. Treasury Notes 10 yr. Futures	75	8,580	9/19/08	27,539
Short:	Euro-Schatz 2 yr. Futures	(3,516)	(568,426)	6/19/08	7,997,451
	Euro Bund 10 yr. Futures	(1,984)	(352,350)	6/19/08	8,450,668
	United Kingdom–90 day	(3)	(705)	6/17/09	2,894
	U.S. Treasury Bond Futures	(492)	(57,510)	6/19/08	644,112
	U.S. Treasury Notes 2 yr. Futures	(842)	(179,083)	6/30/08	1,773,395
					$(6,682,947)

Series H:

	Type	Contracts	Market Value (000)	Expiration Date	Unrealized Depreciation
Short:	U.S. Treasury Bond Futures	(2)	$(234)	6/19/08	$(4,500)

Series M:

	Type	Contracts	Market Value (000)	Expiration Date	Unrealized Appreciation (Depreciation)
Long:	U.S. Treasury Bond Futures	492	$57,510	6/19/08	$(1,218,201)
	U.S. Treasury Notes 10 yr. Futures	7,149	827,944	6/19/08	4,770,710
	U.S. Treasury Notes 10 yr. Futures	110	12,585	9/19/08	40,391
Short:	Financial Future Euro–90 day	(32)	(7,760)	3/16/09	(151,200)
	U.S. Treasury Notes 2 yr. Futures	(17,150)	(3,647,591)	6/30/08	37,989,582
	U.S. Treasury Notes 5 yr. Futures	(20,132)	(2,254,470)	6/30/08	9,806,774
					$51,238,056

4.30.08 | Fixed Income SHares—Series C, H, M, R Semi-Annual Report 73

Fixed Income SHares—Series C, H, M, R
Notes to Financial Statements
April 30, 2008 (unaudited)

3. Investment in Securities (continued)

Series R:

	Type	Contracts	Market Value (000)	Expiration Date	Unrealized Appreciation (Depreciation)
Long:	Euribor Futures	28	$10,435	3/18/09	$(43,971)
	Euribor Futures	28	10,450	6/15/09	(36,066)
	Euribor Futures	30	11,206	9/14/09	(28,383)
	Euribor Futures	30	11,204	12/16/09	(22,774)
	Financial Future Euro–90 day	47	11,436	6/16/08	23,469
	Financial Future Euro–90 day	83	20,126	3/16/09	376,672
	Financial Future Euro–90 day	46	11,115	9/14/09	156,933
	Financial Future Euro–90 day	55	13,262	12/14/09	(90,162)
	United Kingdom–90 day	4	940	3/16/09	3,343
	United Kingdom–90 day	4	940	6/15/09	3,781
	United Kingdom–90 day	16	3,750	9/15/08	5,375
	United Kingdom–90 day	38	8,916	12/17/08	(7,184)
	U.S. Treasury Notes 5 yr. Futures	11	1,232	6/30/08	(22,086)
	U.S. Treasury Notes 10 yr. Futures	731	84,659	6/19/08	(584,757)
Short:	Euribor Futures	(11)	(4,085)	9/15/08	19,163
	Euribor Futures	(12)	(4,461)	12/17/08	13,645
	Euro Bund 10 yr. Futures	(73)	(12,964)	6/16/08	246,339
	Euro-Scatz 2 yr. Future	(35)	(5,658)	6/19/08	(10,667)
	Japanese Yen 10 yr. Futures	(3)	(3,908)	6/19/08	138,918
	U.S. Treasury Bond Futures	(373)	(43,600)	6/19/08	100,643
	U.S. Treasury Notes 2 yr. Futures	(84)	(17,866)	6/30/08	(10,224)
					$232,007

Series C, Series M and Series R received $60,965,000, $58,520,000 and $4,470,300 in cash, respectively, as collateral for futures contracts.

(a) Transactions in options written for the six months ended April 30, 2008:

Series C:	Contracts/Notional	Premiums
Options outstanding, October 31, 2007	2,200,719,470	$21,720,337
Options written	919,203,496	9,069,972
Options terminated in closing transactions	(2,211,219,550)	(20,792,233)
Options outstanding, April 30, 2008	908,703,416	$9,998,076

Series M:	Contracts/Notional	Premiums
Options outstanding, October 31, 2007	645,005,884	$12,853,823
Options written	214,000,200	1,260,457
Options terminated in closing transactions	(478,005,884)	(6,554,173)
Options outstanding, April 30, 2008	381,000,200	$7,560,107

74 Fixed Income SHares—Series C, H, M, R Semi-Annual Report | 4.30.08

Fixed Income SHares—Series C, H, M, R
Notes to Financial Statements
April 30, 2008 (unaudited)

3. Investment in Securities (continued)

Series R:	Contracts/Notional	Premiums
Options outstanding, October 31, 2007	4,000,126	$179,459
Options written	107,350,792	3,729,032
Options terminated in closing transactions	(650,156)	(102,217)
Options outstanding, April 30, 2008	110,700,762	$3,806,274

(c) Credit default swaps contracts outstanding at April 30, 2008:

Series C:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Payments Received (Paid) by Portfolio	Unrealized Appreciation (Depreciation)
Bank of America:
Dow Jones CDX	$65,439	6/20/12	(2.75)%	$1,782,023
Barclays Bank:
AIG	7,900	6/20/13	1.15%	56,742
Autozone	6,600	6/20/13	(0.875)%	(55,431)
BNP Paribas:
Freddie Mac	4,900	6/20/13	(1.35)%	(101,858)
Goldman Sachs:
Autozone	2,400	6/20/12	(0.34)%	25,643
Autozone	6,000	6/20/13	(0.86)%	(46,202)
Chesapeake Energy	1,500	3/20/14	1.32%	(28,088)
Citigroup	3,900	12/20/12	0.77%	(13,239)
Citigroup	7,000	12/20/12	0.80%	(14,746)
Commerbank AG	€33,300	9/20/12	(0.55)%	94,193
Commerbank AG	€33,300	9/20/12	(0.52)%	157,614
ConAgra Foods	$1,500	6/20/12	(0.299)%	840
Darden Restaurants	4,000	6/20/13	(1.63)%	(24,409)
Dexia Credit	€16,500	9/20/12	(0.42)%	315,114
Dow Jones CDX	$3,478	12/20/12	2.053%	135,389
Ford Motor Credit	6,500	9/20/12	5.60%	(334,329)
Freddie Mac	10,000	3/20/13	0.85%	250,580
GMAC	5,000	9/20/12	4.80%	(853,335)
GMAC	16,800	9/20/12	5.40%	(2,599,783)
International Paper	3,000	6/20/10	0.78%	(44,444)
Kohl’s	2,400	6/20/12	(0.22)%	105,102
Lehman Brothers	21,600	9/20/08	0.18%	(165,412)
Macy’s	300	6/20/12	(0.53)%	22,394
Morgan Stanley	59,900	9/20/08	0.17%	(310,950)
Morgan Stanley	5,600	9/20/12	0.90%	(71,077)
Nordstrom	2,200	6/20/11	(0.18)%	33,471
Pulte Homes	10,000	6/20/12	(1.26)%	520,990
Pulte Homes	7,000	6/20/12	(1.17)%	387,368
SLM	4,100	3/20/13	2.95%	(130,925)
Southwest Airlines	2,000	6/20/11	(0.29)%	53,819

4.30.08 | Fixed Income SHares—Series C, H, M, R Semi-Annual Report 75

Fixed Income SHares—Series C, H, M, R
Notes to Financial Statements
April 30, 2008 (unaudited)

3. Investment in Securities (continued)

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Payments Received (Paid) by Portfolio	Unrealized Appreciation (Depreciation)
VF	$2,400	6/20/12	(0.22)%	$29,722
VF	6,800	12/20/12	(0.45)%	33,220
Weyerhaeuser	2,300	3/20/17	(1.018)%	45,703
Whirlpool	700	6/20/12	(0.63)%	4,013
Lehman Brothers:
AIG	3,500	12/20/12	0.85%	(18,161)
Bear Stearns	9,400	9/20/12	0.48%	(111,744)
Centex	4,000	6/20/12	(1.169)%	357,067
Chesapeake Energy	2,300	3/20/14	1.16%	(61,976)
Citigroup	3,900	12/20/12	0.70%	(24,959)
Dow Jones CDX	6,000	6/20/12	(1.40)%	258,990
Dow Jones CDX	15,000	12/20/12	(2.45)%	651,803
Ford Motor Credit	16,900	9/20/12	5.15%	(1,111,459)
Ford Motor Credit	5,300	9/20/12	5.55%	(281,046)
GMAC	8,500	9/20/12	4.80%	(1,450,670)
GMAC	12,300	9/20/12	5.60%	(1,838,148)
Goldman Sachs	9,800	9/20/12	0.585%	(115,417)
LCDX	11,640	6/20/12	1.20%	(240,769)
Lennar	6,800	6/20/12	(1.09)%	963,710
Masco	9,600	6/20/12	(0.589)%	549,493
MeadWestvaco	1,000	6/20/12	(0.51)%	38,223
Merrill Lynch	3,300	12/20/12	(0.83)%	79,876
Nordstrom	600	6/20/12	(0.179)%	15,193
Pemex	8,000	3/20/09	0.34%	5,569
Proctor & Gamble	40,200	9/20/08	0.07%	(14,188)
Reynolds American	1,800	6/20/12	1.00%	15,570
Toll Brothers	5,500	6/20/12	(1.08)%	291,054
Weyerhaeuser	700	6/20/12	(0.45)%	19,930
Merrill Lynch & Co.:
AIG	4,000	12/20/12	0.90%	(12,250)
Apache	4,500	6/20/10	0.39%	11,471
Canadian Natural Resources	1,800	3/20/10	0.32%	(5,465)
Clorox	8,000	12/20/12	(0.424)%	41,182
Ford Motor Credit	1,100	9/20/10	3.80%	(74,032)
Ford Motor Credit	3,800	9/20/12	5.53%	(203,925)
General Electric	1,800	6/20/10	0.30%	(13,785)
GMAC	7,000	9/20/12	5.43%	(1,077,671)
JPMorgan Chase	3,000	9/20/12	0.39%	(32,741)
Lennar	4,700	3/20/12	(0.58)%	718,333
Norfolk Southern	11,000	12/20/12	(0.27)%	26,688
Norfolk Southern	3,800	12/20/12	(0.24)%	14,235
SLM	3,000	12/20/12	2.90%	(107,304)
TJX Cos.	10,000	12/20/12	(0.424)%	18,312

76 Fixed Income SHares—Series C, H, M, R Semi-Annual Report | 4.30.08

Fixed Income SHares—Series C, H, M, R
Notes to Financial Statements
April 30, 2008 (unaudited)

3. Investment in Securities (continued)

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Payments Received (Paid) by Portfolio	Unrealized Appreciation (Depreciation)
Toll Brothers	$3,900	3/20/12	(0.89)%	$226,738
XTO Energy	1,300	3/20/10	0.38%	1,279
Morgan Stanley:
Altria Group	2,500	12/20/10	0.95%	38,754
Bank of America	3,000	9/20/12	0.28%	(37,550)
Black & Decker	8,700	12/20/12	(0.42)%	172,823
Black & Decker	7,800	12/20/12	(0.40)%	161,671
Citigroup	3,000	9/20/12	0.28%	(68,297)
ConocoPhillips	4,700	3/20/11	0.23%	4,264
Darden Restaurants	2,500	6/20/12	(0.49)%	83,008
Inco	9,000	12/20/11	(0.50)%	197,591
International Paper	2,800	6/20/12	(0.32)%	167,437
Liz Claiborne	3,300	6/20/12	(0.48)%	296,034
Lowes Cos.	6,000	12/20/12	(0.54)%	16,228
Markit CMBX	6,000	12/13/49	0.08%	565,521
MeadWestvaco	7,700	6/20/12	(0.54)%	285,420
Newell Rubbermaid	9,400	12/20/12	(0.318)%	80,274
Republic of Indonesia	7,700	3/20/09	0.46%	(31,473)
Republic of Peru	7,700	3/20/09	0.32%	6,057
Russian Federation	8,000	3/20/09	0.31%	(14,039)
Sherwin-Williams	9,200	12/20/12	(0.28)%	186,304
Sherwin-Williams	6,900	12/20/12	(0.26)%	145,701
SLM	8,200	12/20/08	3.00%	(149,866)
Time Warner	5,000	9/20/10	0.58%	(49,875)
Ukraine	7,700	3/20/09	0.66%	(53,149)
Vale Overseas	9,000	12/20/11	0.70%	(120,030)
Walt Disney	1,400	6/20/11	(0.18)%	3,484
Weyerhaeuser	4,500	6/20/12	(0.44)%	129,869
Whirlpool	2,300	3/20/17	(0.78)%	11,983
Royal Bank of Scotland:
Autozone	11,100	6/20/13	(0.92)%	(116,761)
				$(1,319,899)

4.30.08 | Fixed Income SHares—Series C, H, M, R Semi-Annual Report 77

Fixed Income SHares—Series C, H, M, R
Notes to Financial Statements
April 30, 2008 (unaudited)

3. Investment in Securities (continued)

Series M:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Payments Received (Paid) by Portfolio	Unrealized Appreciation (Depreciation)
BNP Paribas:
Fannie Mae	$50,000	3/20/13	(0.74)%	$(974,515)
Fannie Mae	15,000	3/20/13	(0.73)%	(285,435)
Deutsche Bank:
Dow Jones DX	231,000	6/20/13	(1.55)%	(1,772,939)
Goldman Sachs:
Bear Stearns	15,500	3/20/10	8.25%	2,199,886
Bear Stearns	8,700	3/20/10	8.50%	1,277,414
Fannie Mae	8,000	3/20/13	0.80%	180,717
MeadWestvaco	2,900	6/20/12	(0.519)%	109,842
SLM	5,600	3/20/13	2.95%	(178,825)
SLM	10,000	3/20/13	3.00%	(299,813)
Lehman Brothers:
Freddie Mac	25,000	3/20/13	0.83%	600,801
Freddie Mac	20,000	3/20/13	0.87%	515,993
Freddie Mac	3,900	3/20/13	2.48%	282,161
Weyerhaeuser	3,400	6/20/12	(0.47)%	94,160
Merrill Lynch & Co.:
Dow Jones CDX	66,100	6/20/12	3.614%	3,656,029
Morgan Stanley:
Dow Jones CDX	29,000	12/20/12	0.72%	648,527
Freddie Mac	1,000	3/20/13	1.58%	31,558
Markit CMBX	4,900	12/13/49	0.08%	500,860
				$6,586,421

78 Fixed Income SHares—Series C, H, M, R Semi-Annual Report | 4.30.08

Fixed Income SHares—Series C, H, M, R
Notes to Financial Statements
April 30, 2008 (unaudited)

3. Investment in Securities (continued)

Series R:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Payments Received (Paid) by Portfolio	Unrealized Appreciation (Depreciation)
Deutsche Bank:
Dow Jones CDX	$1,300	12/20/12	0.60%	$29,120
Goldman Sachs:
Bear Stearns	100	12/20/12	(1.78)%	(4,444)
Dow Jones CDX	3,900	12/20/12	0.60%	112,613
GMAC	600	9/20/08	(5.05)%	5,258
GMAC	300	6/20/11	3.40%	(56,130)
GMAC	100	9/20/12	3.05%	(21,710)
GMAC	600	9/20/12	5.35%	(93,645)
Newell Rubbermaid	700	12/20/12	(0.319)%	5,947
RPM International	1,000	3/20/18	(1.50)%	(50,065)
Lehman Brothers:
Dow Jones CDX	200	12/20/12	3.33%	(4,222)
VF	1,300	12/20/12	(0.449)%	6,407
Merrill Lynch & Co.:
Dow Jones CDX	297	6/20/12	2.75%	(2,333)
Dow Jones CDX	100	12/20/12	6.69%	12,252
GMAC	100	9/20/12	(4.80)%	17,067
Morgan Stanley:
Dow Jones CDX	1,000	12/20/12	0.60%	21,290
Dow Jones CDX	400	12/20/12	6.57%	47,118
Dow Jones CDX	4,600	12/20/17	(0.80)%	(40,820)
Ford Motor Credit	100	9/20/12	3.80%	(10,876)
Goldman Sachs	100	9/20/12	0.75%	(505)
Nordstrom	1,300	12/20/12	(0.61)%	16,734
Staples	1,300	12/20/12	(0.70)%	14,372
TJX Cos.	1,300	12/20/12	(0.46)%	275
				$3,703

4.30.08 | Fixed Income SHares—Series C, H, M, R Semi-Annual Report 79

Fixed Income SHares—Series C, H, M, R
Notes to Financial Statements
April 30, 2008 (unaudited)

3. Investment in Securities (continued)

(d) Interest rate swap agreements outstanding at April 30, 2008:

Series C:

	Notional Amount (000)		Rate Type		Unrealized Appreciation (Depreciation)
Swap Counterparty		Termination Date	Payments Made by Portfolio	Payments Received by Portfolio
Barclays Bank	£50,000	9/17/18	5.00%	6-Month GBP-LIBOR	$(560,596)
Barclays Bank	$10,600	6/18/23	5.00%	3-Month USD-LIBOR	225,334
Deutsche Bank	£70,400	9/17/18	5.00%	6-Month GBP-LIBOR	(356,620)
Goldman Sachs	£724,700	3/14/10	6-Month GBP-LIBOR 5-Year French CPI	5.30%	(2,899,467)
Goldman Sachs	€5,900	3/30/12	Ex Tobacco Daily Reference Index	1.96%	(192,170)
Lehman Brothers	AUD 489,000	9/15/09	3-Month Australian Bank Bill	7.00%	(2,376,852)
Lehman Brothers	AUD34,000	6/15/10	6-Month Australian Bank Bill	7.00%	(495,663)
Lehman Brothers	$2,900	6/18/18	5.00%	3-Month USD-LIBOR	21,302
Merrill Lynch & Co.	BRL 151,000	1/4/10	Brazilian Real- CDI-Compounded	12.948%	(123,860)
Merrill Lynch & Co.	MXN 750,000	11/4/16	28-Day Mexico Interbank TIIE Banxico	8.17%	(1,903,344)
Merrill Lynch & Co.	$700	12/15/24	6.00%	3-Month USD-LIBOR	(74,812)
Morgan Stanley	NZD 110,345	6/15/09	3-Month New Zealand Bank Bill	7.25%	(1,100,801)
Morgan Stanley	AUD 510,000	9/15/09	3-Month Australian Bank Bill	7.00%	(2,064,440)
Morgan Stanley	BRL 138,000	1/4/10	Brazilian Real- CDI-Compounded	12.78%	(192,522)
Morgan Stanley	AUD 233,000	6/15/10	6-Month Australian Bank Bill	7.00%	(3,122,395)
Morgan Stanley	$3,084,200	6/18/10	3-Month USD-LIBOR	4.00%	(35,702,208)
Morgan Stanley	AUD 8,000	3/15/12	6-Month Australian Bank Bill	7.50%	(3,217)
Morgan Stanley	$800	6/18/13	4.00%	3-Month USD-LIBOR	9,907
Morgan Stanley	MXN 109,000	11/4/16	28-Day Mexico Interbank TIIE Banxico	8.17%	(289,732)
Morgan Stanley	$12,000	6/18/18	5.00%	3-Month USD-LIBOR	101,348
Morgan Stanley	£52,200	9/17/18	5.00%	6-Month GBP-LIBOR	(280,715)
Morgan Stanley	$17,500	6/20/22	3-Month USD-LIBOR	5.00%	1,394,139
Morgan Stanley	329,300	6/18/28	5.00%	3-Month USD-LIBOR	(14,775,529)
Morgan Stanley	51,600	6/18/38	5.00%	3-Month USD-LIBOR	(90,626)
Morgan Stanley	€32,700	9/17/38	4.75%	6-Month EUR-LIBOR	2,082,171
Royal Bank of Scotland	$133,500	6/18/23	5.00%	3-Month USD-LIBOR	2,619,920
UBS	AUD 458,600	3/15/10	3-Month Australian Bank Bill	7.50%	(1,017,827)
					$(61,169,275)

80 Fixed Income SHares—Series C, H, M, R Semi-Annual Report | 4.30.08

Fixed Income SHares—Series C, H, M, R
Notes to Financial Statements
April 30, 2008 (unaudited)

3. Investment in Securities (continued)

Series M:

	Notional Amount (000)		Rate Type		Unrealized Appreciation (Depreciation)
		Termination Date	Payments Made by Portfolio	Payments Received by Portfolio
Citigroup	$37,000	6/18/23	5.00%	3-Month USD-LIBOR	$833,533
Deutsche Bank	5,600	6/18/13	4.00%	3-Month USD-LIBOR	82,004
Goldman Sachs	408,800	6/18/18	5.00%	3-Month USD-LIBOR	(7,944,746)
Goldman Sachs	90,000	12/15/35	3-Month USD-LIBOR	5.00%	313,278
Merrill Lynch & Co.	4,400	6/18/15	3-Month USD-LIBOR	5.00%	115,346
Merrill Lynch & Co.	45,000	6/18/23	5.00%	3-Month USD-LIBOR	(2,221,293)
Merrill Lynch & Co.	125,500	6/18/28	5.00%	3-Month USD-LIBOR	(3,940,153)
Morgan Stanley	94,500	6/18/09	4.00%	3-Month USD-LIBOR	363,381
Morgan Stanley	44,000	6/18/23	5.00%	3-Month USD-LIBOR	1,018,949
Morgan Stanley	242,500	6/18/28	5.00%	3-Month USD-LIBOR	(13,348,568)
Morgan Stanley	71,600	6/18/38	3-Month USD-LIBOR	5.00%	4,381,657
Royal Bank of Scotland	74,100	6/18/23	5.00%	3-Month USD-LIBOR	1,678,952
					$(18,667,660)

4.30.08 | Fixed Income SHares—Series C, H, M, R Semi-Annual Report 81

Fixed Income SHares—Series C, H, M, R
Notes to Financial Statements
April 30, 2008 (unaudited)

3. Investment in Securities (continued)

Series R:

	Notional Amount (000)		Rate Type		Unrealized Appreciation (Depreciation)
		Termination Date	Payments Made by Portfolio	Payments Received by Portfolio
Bank of America	$300	6/18/13	4.00%	3-Month USD-LIBOR	$265
Citigroup	2,600	6/18/38	5.00%	3-Month USD-LIBOR	20,757
Deutsche Bank	4,700	6/18/38	5.00%	3-Month USD-LIBOR	96,085
Goldman Sachs	€2,300	12/15/11	5-Year French CPI Ex Tobacco Daily Reference Index	1.976%	(59,072)
Goldman Sachs	€2,400	3/15/12	5-Year French CPI Ex Tobacco Daily Reference Index	1.995%	(68,000)
Goldman Sachs	€6,600	3/30/12	5-Year French CPI Ex Tobacco Daily Reference Index	1.96%	(214,970)
Goldman Sachs	£4,600	9/17/13	6-Month GBP-LIBOR	5.00%	(137,003)
Goldman Sachs	€500	6/17/15	4.50%	6-month EUR-LIBOR	52,854
Goldman Sachs	£2,500	9/15/15	5.00%	6-Month GBP-LIBOR	(25,913)
Goldman Sachs	¥50,000	6/20/17	2.00%	6-Month JPY-LIBOR	1,791
Goldman Sachs	£1,400	1/3/18	United Kingdom RPI	3.11%	(54,826)
Goldman Sachs	$1,000	3/5/18	U.S. CPI Urban Counsumers NSA	2.97%	20,464
Lehman Brothers	800	6/18/15	5.00%	3-Month USD-LIBOR	(28,900)
Merrill Lynch & Co.	BRL 2,000	1/2/12	Brazilian Real- CDI-Compounded	12.54%	(15,440)
Merrill Lynch & Co.	$4,000	6/18/18	5.00%	3-Month USD-LIBOR	(158,617)
Morgan Stanley	¥400,000	3/18/09	6-Month JPY-LIBOR	1.00%	5,155
Morgan Stanley	AUD 3,200	12/15/09	6-Month Australian Bank Bill	7.00%	(20,270)
Morgan Stanley	BRL 7,700	1/2/12	Brazilian Real- CDI-Compounded	10.115%	(249,019)
Morgan Stanley	BRL 1,100	1/2/12	Brazilian Real- CDI-Compounded	12.54%	(10,030)
Morgan Stanley	€100	6/15/17	4.00%	6-Month EUR-LIBOR	7,174
Morgan Stanley	AUD 400	12/15/17	6.75%	6-Month Australian Bank Bill	14,285
Morgan Stanley	$1,000	3/6/18	U.S. CPI Urban Counsumers NSA	2.98%	24,700
Morgan Stanley	€3,600	6/18/34	6-Month EUR-LIBOR	4.50%	(56,757)
Morgan Stanley	$7,000	6/18/38	5.00%	3-Month USD-LIBOR	142,686
Royal Bank of Scotland	90,800	6/18/10	4.00%	3-Month USD-LIBOR	834,214
					$121,613

Series C, Series M and Series R received $43,500,000, $7,750,000 and $500,000 par value, respectively, in U.S. Treasury Bills as collateral for swap contracts.

82 Fixed Income SHares—Series C, H, M, R Semi-Annual Report | 4.30.08

Fixed Income SHares—Series C, H, M, R
Notes to Financial Statements
April 30, 2008 (unaudited)

3. Investment in Securities (continued)

(e) Forward foreign currency contracts outstanding at April 30, 2008:

Series C:

	U.S.$ Value Origination Date	U.S.$ Value April 30, 2008	Unrealized Appreciation (Depreciation)
Purchased:
27,581,000 Australian Dollar settling 5/15/08	$25,929,257	$25,941,204	$11,947
19,784,802 Brazilian Real settling 7/2/08	10,142,298	11,508,674	1,366,376
213,045,930 Brazilian Real settling 12/2/08	112,489,301	119,285,328	6,796,027
9,553,000 Canadian Dollar settling 5/29/08	9,351,109	9,483,185	132,076
511,455,000 Chilean Peso settling 12/10/08	1,055,308	1,096,581	41,273
3,434,000 Euro settling 5/15/08	5,396,462	5,343,185	(53,277)
1,143,000 Euro settling 5/29/08	1,786,223	1,777,473	(8,750)
26,907,000 British Pound settling 5/19/08	52,684,579	53,222,852	538,273
146,685,603 Indian Rupee settling 5/12/08	3,590,377	3,616,897	26,520
466,012,050 Indian Rupee settling 5/27/08	11,515,000	11,476,306	(38,694)
25,563,500 Indian Rupee settling 8/12/08	646,651	627,170	(19,481)
147,345,203 Indian Rupee settling 11/12/08	3,646,317	3,602,974	(43,343)
4,357,234,000 Japanese Yen settling 5/12/08	42,856,634	41,724,174	(1,132,460)
7,074,320,500 South Korean Won settling 5/30/08	7,585,545	7,050,179	(535,366)
4,585,506,990 South Korean Won settling 8/4/08	4,946,738	4,569,415	(377,323)
1,384,425,913 Mexican Peso settling 7/10/08	122,162,342	130,564,299	8,401,957
25,061,000 Norwegian Krone settling 6/9/08	4,798,568	4,885,524	86,956
28,486,904 Polish Zloty settling 7/10/08	10,956,997	12,761,484	1,804,487
2,278,757,817 Russian Ruble settling 7/10/08	90,083,782	95,918,436	5,834,654
170,468,800 Russian Ruble settling 11/5/08	6,845,724	7,117,733	272,009
245,802,250 Russian Ruble settling 11/19/08	9,882,405	10,251,244	368,839
15,657,750 Singapore Dollar settling 5/22/08	10,543,151	11,543,114	999,963
1,231,360 Singapore Dollar settling 11/21/08	876,395	913,775	37,380
6,083,304 Taiwan Dollar settling 9/4/08	202,507	201,752	(755)
2,596,750 South African Rand settling 12/10/08	321,062	324,970	3,908
Sold:
16,528,800 Australian Dollar settling 5/15/08	15,535,667	15,546,100	(10,432)
35,871,733 Brazilian Real settling 7/2/08	20,519,000	20,866,323	(347,323)
77,907,109 Brazilian Real settling 12/2/08	43,098,000	43,620,524	(522,524)
246,399,000 Euro settling 5/29/08	385,510,947	383,173,704	2,337,243
135,108,000 British Pound settling 5/19/08	266,473,778	267,247,667	(773,889)
146,685,603 Indian Rupee settling 5/12/08	3,655,228	3,616,898	38,330
141,421,804 Russian Ruble settling 7/10/08	5,542,693	5,952,787	(410,094)
			$24,824,507

4.30.08 | Fixed Income SHares—Series C, H, M, R Semi-Annual Report 83

Fixed Income SHares—Series C, H, M, R
Notes to Financial Statements
April 30, 2008 (unaudited)

3. Investment in Securities (continued)

Series M:

	U.S.$ Value Origination Date	U.S.$ Value April 30, 2008	Unrealized Appreciation (Depreciation)
Purchased:
593,893,021 Japanese Yen settling 5/12/08	$5,796,494	$5,687,024	$(109,470)
Sold:
1,159,000 Euro settling 5/29/08	1,813,348	1,802,354	10,994
8,857,000 British Pound settling 5/19/08	17,468,679	17,519,411	(50,732)
1,144,984,735 Japanese Yen settling 5/12/08	11,368,900	10,964,190	404,710
			$255,502

Series R:

	U.S.$ Value Origination Date	U.S.$ Value April 30, 2008	Unrealized Appreciation (Depreciation)
Purchased:
6,946,920 Brazilian Real settling 7/2/08	$3,719,338	$4,040,972	$321,634
96,466 Brazilian Real settling 12/2/08	52,200	54,012	1,812
7,534,071 Chinese Yuan Renminbi settling 3/2/09	1,064,500	1,151,451	86,951
54,050,117 Japanese Yen settling 5/12/08	523,905	517,575	(6,330)
2,015,162,950 South Korean Won settling 5/30/08	2,131,691	2,008,286	(123,405)
149,488,450 South Korean Won settling 8/4/08	157,504	148,964	(8,540)
19,540,805 Mexican Peso settling 7/10/08	1,740,137	1,842,880	102,743
6,093,878 Malaysian Ringgit settling 5/21/08	1,883,387	1,928,474	45,087
480,972 Malaysian Ringgit settling 8/4/08	149,000	152,015	3,015
77,034,160 Philippines Peso settling 8/22/08	1,886,000	1,808,480	(77,520)
1,478,562 Polish Zloty settling 7/10/08	538,039	662,362	124,324
21,707,750 Russian Ruble settling 11/19/08	877,150	905,327	28,177
3,061,651 Singapore Dollar settling 5/22/08	2,140,290	2,257,092	116,802
28,781 Singapore Dollar settling 11/21/08	20,484	21,358	874
Sold:
1,440,155 Brazilian Real settling 7/2/08	824,000	837,728	(13,728)
156,821 Brazilian Real settling 12/2/08	86,000	87,805	(1,805)
7,534,071 Chinese Yuan Renminbi settling 3/2/09	1,077,457	1,151,451	(73,994)
174,000 Euro settling 5/29/08	272,237	270,587	1,650
2,383,000 British Pound settling 5/19/08	4,699,996	4,713,646	(13,650)
523,526,669 Japanese Yen settling 5/12/08	5,148,436	5,013,208	135,228
142,525,400 South Korean Won settling 5/30/08	142,000	142,039	(39)
14,533,636 Mexican Peso settling 7/10/08	1,323,517	1,370,658	(47,141)
7,283,350 Russian Ruble settling 11/19/08	290,000	303,754	(13,754)
			$588,391

84 Fixed Income SHares—Series C, H, M, R Semi-Annual Report | 4.30.08

Fixed Income SHares—Series C, H, M, R
Notes to Financial Statements
April 30, 2008 (unaudited)

3. Investment in Securities (continued)

AUD – Australian Dollar

BRL – Brazilian Real

£/GBP – British Pound

CDI – Inter-bank Deposit Certificate

CPI – Consumer Price Index

€/EUR – Euros

¥/JPY – Japanese Yen

LIBOR – London Interbank Offered Rate

MXN – Mexican Peso

NZD – New Zealand Dollar

TIIE – Inter-bank Equilibrium Interest Rate

(f) The weighted average daily balance of reverse repurchase agreements outstanding during the six months ended April 30, 2008 for Series M was $3,724,506 at a weighted average interest rate of 3.55%.

Open reverse repurchase agreements at April 30, 2008:

Series M:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Par
Citigroup	3.05%	4/22/08	5/13/08	$39,556,139	$39,526,000
Credit Suisse	2.39%	4/14/08	5/13/08	500,564,305	500,000,000
	2.42%	4/14/08	5/13/08	965,456,042	964,354,000
	2.42%	4/18/08	5/13/08	16,119,074	16,105,000
	2.42%	4/21/08	5/13/08	12,099,128	12,091,000
Deutsche Bank	2.30%	4/21/08	5/20/08	1,550,990,278	1,550,000,000
	2.42%	4/14/08	5/13/08	908,701,258	907,664,000
	2.42%	4/18/08	5/13/08	57,819,484	57,769,000
	2.42%	4/21/08	5/13/08	24,583,514	24,567,000
Goldman Sachs	2.42%	4/14/08	5/13/08	184,210,271	184,000,000
Lehman Brothers	2.39%	4/14/08	5/13/08	1,558,627,101	1,556,870,000
	2.39%	4/30/08	5/13/08	2,604,173	2,604,000
	2.42%	4/14/08	5/13/08	356,777,252	356,370,000
	2.42%	4/18/08	5/13/08	233,378,769	233,175,000
					$6,405,095,000

Details of underlying collateral for open reverse repurchase agreements at April 30, 2008, as reflected in the schedule of investments:

Series M:

Counterparty	Description	Rate	Maturity Date	Par	Market Value
Citigroup	Fannie Mae	5.50%	1/1/22	$7,772,291	$7,925,459
	Fannie Mae	5.50%	3/1/22	16,558,470	16,881,269
	Fannie Mae	5.50%	5/1/22	16,119,892	16,434,142
Credit Suisse	Fannie Mae	4.50%	1/25/25	18,582,710	18,674,249
	Fannie Mae	4.50%	11/25/26	8,500,000	7,962,128
	Fannie Mae	5.00%	6/1/19	7,027,603	7,093,624

4.30.08 | Fixed Income SHares—Series C, H, M, R Semi-Annual Report 85

Fixed Income SHares—Series C, H, M, R
Notes to Financial Statements
April 30, 2008 (unaudited)

3. Investment in Securities (continued)

Counterparty	Description	Rate	Maturity Date	Par	Market Value
	Fannie Mae	5.00%	7/1/20	$6,286,989	$6,336,229
	Fannie Mae	5.50%	6/1/33	16,621,602	16,772,683
	Fannie Mae	5.50%	7/1/33	15,308,418	15,447,563
	Fannie Mae	5.50%	1/1/34	6,305,497	6,362,810
	Fannie Mae	5.50%	1/1/36	7,365,616	7,419,906
	Fannie Mae	5.50%	2/1/36	6,605,355	6,650,945
	Fannie Mae	5.50%	3/1/36	6,603,867	6,649,447
	Fannie Mae	5.50%	4/1/36	7,720,348	7,777,253
	Fannie Mae	5.50%	11/1/36	21,959,367	22,110,929
	Fannie Mae	5.50%	12/1/36	14,134,610	14,232,166
	Fannie Mae	5.50%	2/1/37	21,985,948	22,136,050
	Fannie Mae	5.50%	3/1/37	32,323,366	32,539,591
	Fannie Mae	5.50%	4/1/37	43,373,275	43,663,418
	Fannie Mae	5.50%	5/1/37	26,753,725	26,932,692
	Fannie Mae	5.50%	6/1/37	39,473,899	39,737,958
	Fannie Mae	5.50%	7/1/37	39,814,584	40,080,921
	Fannie Mae	5.50%	8/1/37	9,726,865	9,791,932
	Fannie Mae	5.50%	9/1/37	11,998,806	12,079,071
	Fannie Mae	5.50%	11/1/37	8,720,597	8,778,933
	Fannie Mae	5.50%	12/1/37	19,935,336	20,068,693
	Fannie Mae	5.50%	1/1/38	15,689,188	15,794,140
	Fannie Mae	6.00%	10/1/26	7,233,216	7,422,818
	Fannie Mae	6.00%	12/1/26	22,023,623	22,600,921
	Fannie Mae	6.00%	3/1/27	10,306,888	10,574,601
	Fannie Mae	6.00%	5/1/27	7,335,661	7,526,198
	Fannie Mae	6.00%	7/1/27	8,414,297	8,632,851
	Fannie Mae	6.00%	8/1/35	10,527,194	10,780,959
	Fannie Mae	6.00%	11/1/35	6,609,747	6,769,079
	Fannie Mae	6.00%	1/1/36	31,442,276	32,190,763
	Fannie Mae	6.00%	4/1/36	23,508,160	24,063,819
	Fannie Mae	6.00%	6/1/36	8,234,696	8,429,339
	Fannie Mae	6.00%	9/1/36	15,750,307	16,133,494
	Fannie Mae	6.00%	10/1/36	16,138,005	16,519,457
	Fannie Mae	6.00%	11/1/36	25,323,125	25,921,684
	Fannie Mae	6.00%	12/1/36	23,782,000	24,344,132
	Fannie Mae	6.00%	1/1/37	15,227,641	15,587,575
	Fannie Mae	6.00%	3/1/37	19,841,636	20,310,629
	Fannie Mae	6.00%	4/1/37	14,329,937	14,665,606
	Fannie Mae	6.00%	5/1/37	32,021,795	32,774,802
	Fannie Mae	6.00%	6/1/37	13,183,019	13,491,823
	Fannie Mae	6.00%	7/1/37	49,171,316	50,323,122
	Fannie Mae	6.00%	8/1/37	145,173,278	148,575,247
	Fannie Mae	6.00%	9/1/37	48,483,988	49,619,694

86 Fixed Income SHares—Series C, H, M, R Semi-Annual Report | 4.30.08

Fixed Income SHares—Series C, H, M, R
Notes to Financial Statements
April 30, 2008 (unaudited)

3. Investment in Securities (continued)

Counterparty	Description	Rate	Maturity Date	Par	Market Value
	Fannie Mae	6.00%	10/1/37	$112,557,964	$115,194,561
	Fannie Mae	6.00%	11/1/37	164,606,709	168,462,514
	Fannie Mae	6.00%	12/1/37	78,713,446	80,557,257
	Fannie Mae	6.00%	1/1/38	47,032,200	48,133,899
	Fannie Mae	6.50%	8/1/36	9,500,004	9,843,304
	Fannie Mae	6.50%	1/1/38	6,465,316	6,697,578
	Freddie Mac	3.116%	8/15/32	8,276,222	8,173,647
	Freddie Mac	4.95%	6/1/35	11,530,687	11,654,222
	Freddie Mac	5.00%	2/15/25	12,000,000	11,920,954
	Freddie Mac	5.50%	4/1/37	6,916,403	6,968,462
	Freddie Mac	5.50%	7/1/37	16,493,983	16,618,133
	Freddie Mac	5.50%	8/1/37	7,484,775	7,541,112
	Freddie Mac	6.00%	2/1/27	17,592,482	18,062,910
	Freddie Mac	6.00%	7/1/27	12,462,473	12,795,723
	Freddie Mac	6.00%	9/1/27	17,916,023	18,395,102
	Freddie Mac	6.00%	10/1/27	7,382,205	7,579,608
	Ginnie Mae	5.50%	10/15/35	13,329,826	13,532,542
Deutsche Bank	Fannie Mae	4.50%	5/1/22	28,412,764	28,092,077
	Fannie Mae	5.50%	9/1/36	31,344,008	31,609,317
	Fannie Mae	5.50%	3/1/37	25,281,073	25,450,190
	Fannie Mae	5.50%	4/1/37	48,630,255	48,955,564
	Fannie Mae	5.50%	5/1/37	81,720,656	82,267,322
	Fannie Mae	5.50%	9/1/37	50,219,094	50,555,032
	Fannie Mae	6.00%	12/1/36	59,106,059	60,503,140
	Fannie Mae	6.00%	2/1/37	59,474,941	60,880,741
	Fannie Mae	6.00%	8/1/37	46,857,664	47,955,274
	Fannie Mae	6.00%	9/1/37	33,520,012	34,305,197
	Fannie Mae	6.00%	10/1/37	91,548,538	93,693,003
	Fannie Mae	6.00%	11/1/37	69,046,838	70,664,215
	Fannie Mae	6.00%	12/1/37	27,254,167	27,892,579
	Fannie Mae	6.00%	1/1/38	30,264,477	30,973,402
	Freddie Mac	5.00%	1/15/25	37,000,000	36,538,062
	Freddie Mac	6.00%	11/1/26	60,940,341	62,587,297
	Freddie Mac	6.00%	1/1/27	100,077,124	102,781,779
	Freddie Mac	6.00%	5/1/27	46,952,737	48,208,267
	Freddie Mac	6.00%	6/1/27	41,045,805	42,143,382
	Freddie Mac	6.00%	8/1/27	46,096,853	47,329,496
	Ginnie Mae	6.00%	3/15/36	2,000,000	2,058,736
	Ginnie Mae	6.00%	4/15/36	11,483,847	11,821,104
	Ginnie Mae	6.00%	5/15/36	1,570,496	1,616,711
	Ginnie Mae	6.00%	7/15/36	252,211,476	259,618,395
	Ginnie Mae	6.00%	8/15/36	32,841,818	33,808,205
	Ginnie Mae	6.00%	9/15/36	8,351,740	8,597,013

4.30.08 | Fixed Income SHares—Series C, H, M, R Semi-Annual Report 87

Fixed Income SHares—Series C, H, M, R
Notes to Financial Statements
April 30, 2008 (unaudited)

3. Investment in Securities (continued)

Counterparty	Description	Rate	Maturity Date	Par	Market Value
	Ginnie Mae	6.00%	10/15/36	$14,406,580	$14,829,671
	Ginnie Mae	6.00%	11/15/36	194,036,770	199,743,260
	Ginnie Mae	6.00%	1/15/37	1,000,000	1,029,068
	Ginnie Mae	6.00%	2/15/37	2,964,436	3,050,606
	Ginnie Mae	6.00%	3/15/37	1,999,901	2,058,034
	Ginnie Mae	6.00%	4/15/37	67,251,194	69,232,274
	Ginnie Mae	6.00%	5/15/37	182,218,273	187,588,385
	Ginnie Mae	6.00%	6/15/37	34,646,108	35,659,489
	Ginnie Mae	6.00%	7/15/37	34,787,568	35,798,769
	Ginnie Mae	6.00%	8/15/37	19,841,854	20,418,615
	Ginnie Mae	6.00%	9/15/37	102,931,334	105,959,325
	Ginnie Mae	6.00%	10/15/37	78,523,059	80,828,751
	Ginnie Mae	6.00%	11/15/37	339,768,039	349,699,724
	Ginnie Mae	6.00%	12/15/37	197,829,678	203,580,983
	Ginnie Mae	6.00%	1/15/38	992,369	1,021,633
Goldman Sachs	Fannie Mae	6.00%	9/1/37	71,111,135	72,776,867
	Freddie Mac	6.00%	10/1/26	64,820,760	66,572,587
	Freddie Mac	6.00%	7/1/27	50,788,561	52,146,662
Lehman Brothers	Fannie Mae	3.356%	8/25/21	99,129	98,307
	Fannie Mae	3.706%	12/25/08	187,975	188,179
	Fannie Mae	4.00%	11/25/19	3,653,540	3,313,799
	Fannie Mae	4.058%	1/1/34	4,971,893	5,079,193
	Fannie Mae	4.448%	10/1/34	589,637	592,441
	Fannie Mae	4.50%	11/25/14	300,000	303,752
	Fannie Mae	4.50%	7/1/21	1,775,486	1,755,446
	Fannie Mae	4.522%	12/1/34	525,282	530,036
	Fannie Mae	4.824%	4/1/35	1,092,519	1,108,432
	Fannie Mae	4.84%	1/1/33	413,325	426,931
	Fannie Mae	4.892%	11/1/35	4,717,484	4,701,281
	Fannie Mae	4.966%	2/1/33	906,799	935,989
	Fannie Mae	5.00%	9/25/14	1,915,444	1,948,405
	Fannie Mae	5.00%	1/25/16	200,000	203,105
	Fannie Mae	5.00%	9/1/17	271,912	275,345
	Fannie Mae	5.00%	1/1/19	2,084,293	2,106,480
	Fannie Mae	5.00%	6/1/19	2,396,903	2,419,421
	Fannie Mae	5.00%	7/1/19	2,507,267	2,530,821
	Fannie Mae	5.00%	8/1/19	5,901,438	5,956,879
	Fannie Mae	5.00%	9/1/19	6,817,381	6,885,057
	Fannie Mae	5.00%	10/1/19	2,654,717	2,679,657
	Fannie Mae	5.00%	11/1/19	2,564,071	2,588,159
	Fannie Mae	5.00%	12/1/19	2,751,666	2,777,517
	Fannie Mae	5.00%	1/1/20	5,313,055	5,362,969
	Fannie Mae	5.00%	2/1/20	2,744,056	2,765,547

88 Fixed Income SHares—Series C, H, M, R Semi-Annual Report | 4.30.08

Fixed Income SHares—Series C, H, M, R
Notes to Financial Statements
April 30, 2008 (unaudited)

3. Investment in Securities (continued)

Counterparty	Description	Rate	Maturity Date	Par	Market Value
	Fannie Mae	5.00%	3/1/20	$248,798	$250,746
	Fannie Mae	5.00%	4/1/20	589,169	593,784
	Fannie Mae	5.00%	5/1/20	1,897,076	1,911,934
	Fannie Mae	5.00%	6/1/20	1,332,567	1,343,003
	Fannie Mae	5.00%	7/1/20	17,828,360	17,967,992
	Fannie Mae	5.00%	8/1/20	38,318,260	38,618,370
	Fannie Mae	5.00%	9/1/20	21,128,379	21,293,858
	Fannie Mae	5.00%	10/1/20	10,419,698	10,501,306
	Fannie Mae	5.00%	11/1/20	2,555,178	2,575,191
	Fannie Mae	5.00%	12/1/20	297,473	299,803
	Fannie Mae	5.00%	1/1/21	3,011,409	3,033,438
	Fannie Mae	5.00%	2/1/21	4,054,294	4,085,633
	Fannie Mae	5.00%	3/1/21	404,894	407,559
	Fannie Mae	5.00%	4/1/21	313,914	315,981
	Fannie Mae	5.00%	5/1/21	1,019,071	1,025,778
	Fannie Mae	5.00%	6/1/21	570,889	574,646
	Fannie Mae	5.00%	7/1/21	73,254	73,736
	Fannie Mae	5.00%	10/1/21	1,373,994	1,383,038
	Fannie Mae	5.00%	9/1/35	721,295	709,943
	Fannie Mae	5.00%	10/1/35	246,215,755	242,340,775
	Fannie Mae	5.00%	2/1/36	103,887,704	102,252,704
	Fannie Mae	5.00%	11/1/36	1,296,979	1,275,756
	Fannie Mae	5.00%	2/1/37	393,955	387,424
	Fannie Mae	5.00%	4/1/37	1,329,265	1,307,231
	Fannie Mae	5.00%	5/1/37	149,590	147,143
	Fannie Mae	5.00%	6/1/37	920,202	904,950
	Fannie Mae	5.00%	2/1/38	90,345	88,839
	Fannie Mae	5.22%	6/1/20	69,256	69,592
	Fannie Mae	5.322%	1/1/18	109,366	112,325
	Fannie Mae	5.333%	5/1/18	96,832	97,641
	Fannie Mae	5.50%	4/1/16	129,321	132,516
	Fannie Mae	5.50%	11/1/17	86,501	88,611
	Fannie Mae	5.50%	12/1/18	69,167	70,855
	Fannie Mae	5.50%	1/1/21	5,206,826	5,317,573
	Fannie Mae	5.50%	2/1/21	3,693,988	3,766,785
	Fannie Mae	5.50%	3/1/21	4,351,743	4,437,502
	Fannie Mae	5.50%	4/1/21	3,302,961	3,368,052
	Fannie Mae	5.50%	5/1/21	5,504,674	5,613,155
	Fannie Mae	5.50%	6/1/21	4,202,914	4,285,741
	Fannie Mae	5.50%	7/1/21	3,748,830	3,822,708
	Fannie Mae	5.50%	8/1/21	6,188,908	6,311,464
	Fannie Mae	5.50%	10/1/21	6,424,429	6,551,035
	Fannie Mae	5.50%	11/1/21	271,500	276,851

4.30.08 | Fixed Income SHares—Series C, H, M, R Semi-Annual Report 89

Fixed Income SHares—Series C, H, M, R
Notes to Financial Statements
April 30, 2008 (unaudited)

3. Investment in Securities (continued)

Counterparty	Description	Rate	Maturity Date	Par	Market Value
	Fannie Mae	5.50%	1/1/22	$2,665,978	$2,718,516
	Fannie Mae	5.50%	2/1/22	3,450,788	3,518,793
	Fannie Mae	5.50%	2/25/24	1,251,073	1,272,845
	Fannie Mae	5.50%	10/1/32	928,273	937,291
	Fannie Mae	5.50%	11/1/32	1,453,780	1,468,127
	Fannie Mae	5.50%	12/1/32	108,179	109,230
	Fannie Mae	5.50%	1/1/33	2,639,069	2,664,706
	Fannie Mae	5.50%	2/1/33	2,706,946	2,733,103
	Fannie Mae	5.50%	3/1/33	343,654	346,993
	Fannie Mae	5.50%	4/1/33	5,026,125	5,071,809
	Fannie Mae	5.50%	5/1/33	1,370,470	1,382,927
	Fannie Mae	5.50%	6/1/33	924,083	932,482
	Fannie Mae	5.50%	7/1/33	137,768	139,020
	Fannie Mae	5.50%	8/1/33	488,639	493,081
	Fannie Mae	5.50%	9/1/33	3,003,210	3,030,508
	Fannie Mae	5.50%	12/1/33	3,744,688	3,778,725
	Fannie Mae	5.50%	1/1/34	577,886	583,138
	Fannie Mae	5.50%	2/1/34	314,857	317,719
	Fannie Mae	5.50%	3/1/34	366,779	370,113
	Fannie Mae	5.50%	5/1/34	916,906	924,667
	Fannie Mae	5.50%	1/1/35	459,777	463,669
	Fannie Mae	5.50%	4/1/35	650,475	655,269
	Fannie Mae	5.50%	5/1/35	594,580	596,995
	Fannie Mae	5.50%	6/1/35	1,242,773	1,247,822
	Fannie Mae	5.50%	7/1/35	1,258,314	1,263,426
	Fannie Mae	5.50%	10/1/35	248,353	249,362
	Fannie Mae	5.50%	11/1/35	339,567	342,070
	Fannie Mae	5.50%	12/1/35	1,045,162	1,052,865
	Fannie Mae	5.50%	1/1/36	1,653,562	1,665,750
	Fannie Mae	5.50%	2/1/36	3,555,352	3,580,343
	Fannie Mae	5.50%	3/1/36	6,730,900	6,777,655
	Fannie Mae	5.50%	4/1/36	2,271,632	2,287,310
	Fannie Mae	5.50%	6/1/36	3,587,823	3,612,586
	Fannie Mae	5.50%	7/1/36	535,196	538,890
	Fannie Mae	5.50%	8/1/36	1,988,107	2,001,829
	Fannie Mae	5.50%	10/1/36	2,741,691	2,760,614
	Fannie Mae	5.50%	11/1/36	7,407,274	7,458,399
	Fannie Mae	5.50%	12/1/36	12,464,592	12,550,622
	Fannie Mae	5.50%	1/1/37	19,699,635	19,835,083
	Fannie Mae	5.50%	2/1/37	41,741,815	42,024,194
	Fannie Mae	5.50%	3/1/37	74,954,283	75,456,255
	Fannie Mae	5.50%	4/1/37	95,894,821	101,336,036
	Fannie Mae	5.50%	5/1/37	94,041,177	94,671,077

90 Fixed Income SHares—Series C, H, M, R Semi-Annual Report | 4.30.08

Fixed Income SHares—Series C, H, M, R
Notes to Financial Statements
April 30, 2008 (unaudited)

3. Investment in Securities (continued)

Counterparty	Description	Rate	Maturity Date	Par	Market Value
	Fannie Mae	5.50%	6/1/37	$34,245,527	$34,475,073
	Fannie Mae	5.50%	7/1/37	16,211,316	16,319,761
	Fannie Mae	5.50%	8/1/37	11,756,596	11,835,665
	Fannie Mae	5.50%	9/1/37	8,047,156	8,100,987
	Fannie Mae	5.50%	10/1/37	4,045,807	4,072,871
	Fannie Mae	5.50%	11/1/37	2,425,163	2,441,386
	Fannie Mae	5.50%	12/1/37	9,512,661	9,576,296
	Fannie Mae	5.50%	1/1/38	8,630,680	8,688,415
	Fannie Mae	5.50%	2/1/38	2,923,225	2,942,780
	Fannie Mae	5.987%	1/1/20	1,887,150	1,907,076
	Fannie Mae	6.00%	6/1/23	313,111	322,518
	Fannie Mae	6.00%	8/1/26	229,551	235,568
	Fannie Mae	6.00%	6/1/27	8,527,202	8,748,689
	Fannie Mae	6.00%	7/1/27	5,637,504	5,783,933
	Fannie Mae	6.00%	8/1/27	5,205,365	5,340,570
	Fannie Mae	6.00%	9/1/27	4,545,704	4,663,775
	Fannie Mae	6.00%	10/1/27	1,475,716	1,514,047
	Fannie Mae	6.00%	7/1/29	74,294	76,608
	Fannie Mae	6.00%	12/1/31	483,242	498,288
	Fannie Mae	6.00%	6/1/33	92,552	95,086
	Fannie Mae	6.00%	8/1/34	91,097	93,450
	Fannie Mae	6.00%	9/1/34	118,442	121,501
	Fannie Mae	6.00%	10/1/34	1,096,196	1,124,505
	Fannie Mae	6.00%	1/1/35	759,664	779,282
	Fannie Mae	6.00%	2/1/35	127,856	130,938
	Fannie Mae	6.00%	4/1/35	108,115	110,907
	Fannie Mae	6.00%	5/1/35	249,128	255,134
	Fannie Mae	6.00%	7/1/35	2,756,287	2,822,729
	Fannie Mae	6.00%	8/1/35	3,939,361	4,034,322
	Fannie Mae	6.00%	9/1/35	83,264	85,271
	Fannie Mae	6.00%	10/1/35	1,445,879	1,480,733
	Fannie Mae	6.00%	11/1/35	1,642,649	1,682,246
	Fannie Mae	6.00%	12/1/35	8,070,505	8,265,050
	Fannie Mae	6.00%	1/1/36	7,392,667	7,569,264
	Fannie Mae	6.00%	2/1/36	9,622,760	9,852,532
	Fannie Mae	6.00%	3/1/36	16,747,107	17,145,148
	Fannie Mae	6.00%	4/1/36	10,047,091	10,284,759
	Fannie Mae	6.00%	5/1/36	7,954,496	8,143,407
	Fannie Mae	6.00%	6/1/36	16,458,951	16,847,989
	Fannie Mae	6.00%	7/1/36	17,558,196	17,973,216
	Fannie Mae	6.00%	8/1/36	24,589,121	25,170,330
	Fannie Mae	6.00%	9/1/36	25,893,925	26,506,349
	Fannie Mae	6.00%	10/1/36	31,263,571	32,002,634

4.30.08 | Fixed Income SHares—Series C, H, M, R Semi-Annual Report 91

Fixed Income SHares—Series C, H, M, R
Notes to Financial Statements
April 30, 2008 (unaudited)

3. Investment in Securities (continued)

Counterparty	Description	Rate	Maturity Date	Par	Market Value
	Fannie Mae	6.00%	11/1/36	$8,624,636	$8,828,495
	Fannie Mae	6.00%	12/1/36	21,856,749	22,373,374
	Fannie Mae	6.00%	1/1/37	21,455,883	21,963,011
	Fannie Mae	6.00%	2/1/37	9,100,178	9,313,778
	Fannie Mae	6.00%	3/1/37	11,818,608	12,095,835
	Fannie Mae	6.00%	4/1/37	17,480,471	17,890,151
	Fannie Mae	6.00%	5/1/37	15,362,726	15,722,740
	Fannie Mae	6.00%	6/1/37	25,780,475	26,384,514
	Fannie Mae	6.00%	7/1/37	27,340,871	27,985,745
	Fannie Mae	6.00%	8/1/37	34,687,588	35,501,056
	Fannie Mae	6.00%	9/1/37	32,619,174	33,383,644
	Fannie Mae	6.00%	10/1/37	133,326,827	136,452,069
	Fannie Mae	6.00%	11/1/37	132,226,721	135,324,290
	Fannie Mae	6.00%	12/1/37	47,015,615	48,121,649
	Fannie Mae	6.00%	1/1/38	14,418,894	14,756,647
	Fannie Mae	6.00%	2/1/38	9,742,510	9,970,425
	Fannie Mae	6.003%	1/1/22	958,869	970,341
	Fannie Mae	6.041%	5/1/28	940,155	957,957
	Fannie Mae	6.449%	5/1/34	439,170	443,288
	Fannie Mae	6.50%	1/1/25	133,226	138,460
	Fannie Mae	6.50%	7/18/27	265,308	277,862
	Fannie Mae	6.50%	1/1/29	131,196	137,126
	Fannie Mae	6.50%	2/1/32	158,923	165,461
	Fannie Mae	6.50%	8/1/32	124,306	129,419
	Fannie Mae	6.50%	11/1/32	282,214	293,823
	Fannie Mae	6.50%	10/1/33	162,752	169,244
	Fannie Mae	6.50%	7/1/34	1,285,902	1,337,712
	Fannie Mae	6.50%	12/1/34	3,522,452	3,656,347
	Fannie Mae	6.50%	6/1/35	3,846,790	3,993,014
	Fannie Mae	6.50%	3/1/36	882,611	914,506
	Fannie Mae	6.50%	6/1/36	783,745	812,067
	Fannie Mae	6.50%	7/1/36	1,030,391	1,067,626
	Fannie Mae	6.50%	8/1/36	834,121	864,264
	Fannie Mae	6.50%	9/1/36	1,454,360	1,506,916
	Fannie Mae	6.50%	10/1/36	377,910	391,566
	Fannie Mae	6.50%	11/1/36	2,699,263	2,796,806
	Fannie Mae	6.50%	12/1/36	2,810,197	2,911,749
	Fannie Mae	6.50%	1/1/37	1,656,067	1,715,748
	Fannie Mae	6.50%	2/1/37	135,655	140,528
	Fannie Mae	6.50%	3/1/37	1,398,773	1,449,055
	Fannie Mae	6.50%	4/1/37	359,120	372,021
	Fannie Mae	6.50%	5/1/37	110,534	114,505
	Fannie Mae	6.50%	6/1/37	1,185,850	1,228,451

92 Fixed Income SHares—Series C, H, M, R Semi-Annual Report | 4.30.08

Fixed Income SHares—Series C, H, M, R
Notes to Financial Statements
April 30, 2008 (unaudited)

3. Investment in Securities (continued)

Counterparty	Description	Rate	Maturity Date	Par	Market Value
	Fannie Mae	6.50%	7/1/37	$6,796,856	$7,041,226
	Fannie Mae	6.50%	8/1/37	2,245,802	2,326,481
	Fannie Mae	6.50%	9/1/37	8,057,744	8,347,213
	Fannie Mae	6.50%	10/1/37	6,099,197	6,318,352
	Fannie Mae	6.50%	11/1/37	2,413,468	2,500,170
	Fannie Mae	6.50%	12/1/37	197,735,351	204,838,865
	Fannie Mae	6.50%	1/1/38	4,462,915	4,623,242
	Fannie Mae	6.50%	3/1/38	500,000	517,912
	Fannie Mae	6.543%	9/1/32	595,134	603,404
	Fannie Mae	6.578%	1/1/33	1,028,340	1,036,647
	Fannie Mae	6.627%	12/1/32	678,894	689,641
	Fannie Mae	6.74%	5/1/33	416,718	422,874
	Fannie Mae	6.823%	10/1/32	82,486	84,092
	Fannie Mae	7.01%	8/1/22	129,219	137,790
	Fannie Mae	7.095%	9/1/27	177,658	179,901
	Fannie Mae	7.172%	9/1/35	767,800	781,240
	Fannie Mae	11.00%	7/15/20	337,117	390,042
	Freddie Mac	3.166%	9/15/16	654,881	650,377
	Freddie Mac	3.166%	8/15/29	153,221	151,450
	Freddie Mac	3.166%	12/15/31	97,979	96,766
	Freddie Mac	3.316%	5/15/29	205,570	205,511
	Freddie Mac	3.40%	3/15/20	100,367	100,377
	Freddie Mac	3.40%	2/15/24	223,145	222,236
	Freddie Mac	3.539%	5/1/34	1,142,854	1,145,767
	Freddie Mac	3.70%	12/15/13	279,602	280,957
	Freddie Mac	3.90%	9/15/22	159,763	161,091
	Freddie Mac	5.00%	4/1/35	287,545	283,150
	Freddie Mac	5.00%	6/1/35	91,002	89,611
	Freddie Mac	5.00%	8/1/35	98,149	96,649
	Freddie Mac	5.00%	9/1/35	722,557	711,513
	Freddie Mac	5.00%	11/1/35	118,382	116,572
	Freddie Mac	5.00%	2/1/36	252,245	248,389
	Freddie Mac	5.096%	10/1/32	714,455	725,446
	Freddie Mac	5.28%	4/1/32	217,356	219,076
	Freddie Mac	5.50%	1/1/35	374,856	378,380
	Freddie Mac	5.50%	6/1/35	849,445	857,431
	Freddie Mac	5.50%	7/1/36	1,824,391	1,838,670
	Freddie Mac	5.50%	4/1/37	107,390	108,198
	Freddie Mac	5.50%	6/1/37	141,309	142,372
	Freddie Mac	5.50%	7/1/37	930,088	937,089
	Freddie Mac	5.50%	8/1/37	5,953,981	5,998,796
	Freddie Mac	5.50%	10/1/37	687,514	692,689
	Freddie Mac	6.00%	8/15/16	135,672	141,170

4.30.08 | Fixed Income SHares—Series C, H, M, R Semi-Annual Report 93

Fixed Income SHares—Series C, H, M, R
Notes to Financial Statements
April 30, 2008 (unaudited)

3. Investment in Securities (continued)

Counterparty	Description	Rate	Maturity Date	Par	Market Value
	Freddie Mac	6.00%	4/1/17	$1,175,205	$1,213,564
	Freddie Mac	6.00%	5/1/17	80,669	83,302
	Freddie Mac	6.00%	6/1/17	99,094	102,329
	Freddie Mac	6.00%	7/1/17	206,879	213,631
	Freddie Mac	6.00%	7/1/27	3,206,183	3,291,917
	Freddie Mac	6.00%	8/1/27	1,489,376	1,529,203
	Freddie Mac	6.00%	10/1/27	5,890,309	6,047,818
	Freddie Mac	6.00%	12/15/28	3,156,867	3,224,783
	Freddie Mac	6.011%	2/1/33	295,347	297,646
	Freddie Mac	6.059%	3/1/32	364,399	365,719
	Freddie Mac	6.252%	8/1/32	197,115	199,019
	Freddie Mac	6.475%	1/1/32	197,118	199,005
	Freddie Mac	6.50%	8/15/16	207,168	217,111
	Freddie Mac	6.632%	2/1/29	415,249	418,134
	Freddie Mac	6.973%	8/1/29	82,199	83,174
	Freddie Mac	7.134%	10/1/32	353,208	357,123
	Freddie Mac	7.50%	8/15/30	249,599	268,913
	Ginnie Mae	5.50%	6/15/29	383,981	390,391
	Ginnie Mae	5.50%	1/15/34	1,576,964	1,601,932
	Ginnie Mae	5.50%	3/15/34	1,114,449	1,132,094
	Ginnie Mae	5.50%	12/15/34	1,318,821	1,339,702
	Ginnie Mae	5.50%	2/15/35	308,634	313,395
	Ginnie Mae	5.50%	3/15/35	1,373,744	1,394,934
	Ginnie Mae	5.50%	6/15/35	1,276,417	1,296,105
	Ginnie Mae	5.50%	8/15/35	434,255	440,953
	Ginnie Mae	5.50%	9/15/35	6,213,149	6,308,986
	Ginnie Mae	5.50%	10/15/35	1,265,375	1,284,893
	Ginnie Mae	5.50%	11/15/35	2,350,283	2,386,536
	Ginnie Mae	5.50%	12/15/35	1,159,619	1,177,506
	Ginnie Mae	5.50%	1/15/36	1,882,912	1,911,549
	Ginnie Mae	5.50%	2/15/36	1,621,023	1,645,676
	Ginnie Mae	5.50%	3/15/36	5,580,691	5,665,565
	Ginnie Mae	5.50%	4/15/36	907,973	921,782
	Ginnie Mae	5.50%	5/15/36	317,582	322,412
	Ginnie Mae	5.50%	12/15/36	464,326	473,050
	Ginnie Mae	5.50%	2/15/37	567,230	575,686
	Ginnie Mae	6.00%	6/15/36	571,825	588,618
	Ginnie Mae	6.00%	8/15/36	568,429	585,122
	Ginnie Mae	6.00%	6/15/37	3,104,678	3,194,924
					$6,647,019,974

94 Fixed Income SHares—Series C, H, M, R Semi-Annual Report | 4.30.08

Fixed Income SHares—Series C, H, M, R
Notes to Financial Statements
April 30, 2008 (unaudited)

3. Investment in Securities (continued)

(g) Short sales outstanding at April 30, 2008:

Series C:	Coupon	Maturity	Par	Proceeds	Value
Fannie Mae	5.50%	TBA	$365,661,000	$363,635,151	$367,660,800
U.S. Treasury Bonds & Notes	3.25%	12/31/09	54,700,000	56,119,501	55,618,796
					$423,279,596

Series M:	Coupon	Maturity	Par	Proceeds	Value
Fannie Mae	5.50%	TBA	$1,679,500,000	$1,677,182,109	$1,688,685,186
Fannie Mae	6.00%	TBA	74,800,000	76,388,609	76,471,331
Freddie Mac	5.00%	TBA	4,300,000	4,240,875	4,225,421
Freddie Mac	5.50%	TBA	179,000,000	180,908,867	180,146,674
U.S. Treasury Bonds & Notes	2.50%	3/31/13	41,900,000	41,704,924	40,931,104
					$1,990,459,716

Series R:	Coupon	Maturity	Par	Proceeds	Value
Fannie Mae	5.00%	TBA	$400,000	$394,875	$392,938
Fannie Mae	5.50%	TBA	8,700,000	8,759,320	8,747,580
Fannie Mae	6.00%	TBA	800,000	824,000	823,875
Ginnie Mae	5.50%	TBA	600,000	604,969	607,781
Ginnie Mae	6.00%	TBA	1,700,000	1,743,312	1,746,485
Ginnie Mae	6.50%	TBA	1,000,000	1,037,500	1,037,656
U.S. Treasury Bonds & Notes	2.125%	4/30/10	8,200,000	8,153,525	8,178,221
U.S. Treasury Bonds & Notes	2.50%	3/31/13	3,100,000	3,041,104	3,028,316
U.S. Treasury Bonds & Notes	3.50%	2/15/18	7,890,000	7,727,858	7,724,807
U.S. Treasury Bonds & Notes	4.125%	8/31/12	800,000	850,121	838,626
U.S. Treasury Bonds & Notes	4.25%	8/15/14	100,000	107,103	105,852
U.S. Treasury Bonds & Notes	4.75%	8/15/17	600,000	654,432	647,110
U.S. Treasury Bonds & Notes	4.75%	2/15/37	400,000	413,929	417,469
U.S. Treasury Bonds & Notes	4.875%	8/15/16	800,000	889,624	871,313
U.S. Treasury Inflation Indexed Bonds & Notes	0.875%	4/15/10	4,397,211	4,420,819	4,459,049
U.S. Treasury Inflation Indexed Bonds & Notes	1.625%	1/15/18	611,040	618,304	619,920
U.S. Treasury Inflation Indexed Bonds & Notes	2.00%	4/15/12	4,204,400	4,399,116	4,428,747
U.S. Treasury Inflation Indexed Bonds & Notes	2.50%	7/15/16	2,007,236	2,188,281	2,194,162
U.S. Treasury Inflation Indexed Bonds & Notes	3.00%	7/15/12	28,269,651	30,813,780	31,025,970
					$77,895,877

4.30.08 | Fixed Income SHares—Series C, H, M, R Semi-Annual Report 95

Fixed Income SHares—Series C, H, M, R
Notes to Financial Statements
April 30, 2008 (unaudited)

3. Investment in Securities (continued)

(h) At April 30, 2008, Series C had the following unfunded loan commitment which could be extended at the option of the borrower:

Borrower	Amount
Las Vegas Sands Corp.	$200,000

4. Income Tax Information

The cost of investments for federal income tax purposes and gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2008 were:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Series C	$2,618,626,705	$41,767,625	$(74,439,511)	$(32,671,886)
Series H	2,816,164	—	(286,609)	(286,609)
Series M	10,578,415,931	238,906,231	(174,273,999)	64,632,232
Series R	304,090,884	3,091,990	(2,579,912)	512,078

5. Legal Proceedings

In June and September 2004, the Investment Manager and certain of its affiliates (including PEA Capital LLC (‘‘PEA’’), Allianz Global Investors Distributors LLC and Allianz Global Investors of America, L.P.) agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission and the New Jersey Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. The settlements related to an alleged ‘‘market timing’’ arrangement in certain open-end funds formerly sub-advised by PEA. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing and consented to cease and desist orders and censures. Subsequent to these events, PEA deregistered as an investment adviser and dissolved. None of the settlements alleged that any inappropriate activity took place with respect to the Portfolios.

Since February 2004, the Investment Manager and certain of its affiliates and their employees have been named as defendants in a number of pending lawsuits concerning ‘‘market timing’’, which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Investment Manager or its affiliates or related injunctions.

The Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Portfolios or on their ability to perform their respective investment advisory activities relating to the Portfolios.

The foregoing speaks only as of the date hereof.

96 Fixed Income SHares—Series C, H, M, R Semi-Annual Report | 4.30.08

Trustees and Principal Officers

Hans W. Kertess Trustee, Chairman of the Board of Trustees	Brian S. Shlissel President & Chief Executive Officer
Paul Belica Trustee	Lawrence G. Altadonna Treasurer, Principal Financial & Accounting Officer
Robert E. Connor Trustee	Thomas J. Fuccillo Vice President, Secretary & Chief Legal Officer
John J. Dalessandro II Trustee	Scott Whisten Assistant Treasurer
John C. Maney Trustee	Youse E. Guia Chief Compliance Officer
William B. Ogden, IV Trustee	William V. Healey Assistant Secretary
R. Peter Sullivan III Trustee	Richard H. Kirk Assistant Secretary
Kathleen A. Chapman Assistant Secretary
Lagan Srivastava Assistant Secretary
Richard J. Cochran Assistant Treasurer

Investment Manager/Administrator

Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser

Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

Distributor

Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

Custodian & Accounting Agent

State Street Bank & Trust Co.
801 Pennsylvania
Kansas City, MO 64105

Transfer Agent, Dividend Paying Agent and Registrar

Boston Financial Data Services-Midwest
330 West 9th Street
Kansas City, MO 64105

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
1055 Broadway, 10th Floor
Kansas City, MO 64105

Legal Counsel

Ropes & Gray LLP
One International Place
Boston, MA 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of Fixed Income SHares-Series C, M, H, R for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Trust or any securities mentioned in this report.

The financial information included herein is taken from the records of the Portfolios without examination by an independent registered accounting firm, who did not express an opinion hereon.

The Portfolios file their complete schedules of portfolio holdings with the Securities and Exchange Commission (‘‘SEC’’) for the first and third quarters of their fiscal year on Form N-Q. The Portfolios’ Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Allianz Dresdner Daily Asset Fund
Semi-Annual Report
April 30, 2008

This report, including the financial information herein, is transmitted to the shareholders of Allianz Dresdner Daily Asset Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Allianz Dresdner Daily Asset Fund
Letter to Shareholders

June 12, 2008

Dear Shareholder:

We are pleased to provide you with the semi-annual report for Allianz Dresdner Daily Asset Fund (‘‘the Fund’’) for the period April 30, 2008.

The first half of 2008 saw many of the same challenges as the last five months of 2007. The main difference was the intervention and support of the Federal Reserve (the ‘‘Fed’’). The Fed continued lowering interest rates in 2008 by another 225 basis points to a current Fed Funds level of 2.00%. This intervention was necessary to alleviate some of the concerns that higher interest rates posed for the affordability of housing and for floating rate mortgages. The Fed also acted to increase liquidity in the market by accepting various forms of collateral as part of its Term Auction Facility (‘‘TAF’’). The TAF has been effective in adding liquidity to the broker-dealer community and removing some of the concerns which entered the market following JP Morgan’s purchase of Bear Stearns with assistance from the Fed.

Although the market has benefited from the Fed’s recent actions, it is still not back to normalcy. The short end of the market has seen some improvement in liquidity, but generally at a premium for the use of balance sheets. Until banks and broker-dealers gain a firmer grasp of their risks, and alleviate pressures on their own balance sheets, it will be difficult for them to provide more liquidity to the markets. This limited liquidity in the market has kept many short term investors in very short duration investments with very high quality counterparts.

At the beginning of the year, the Fund was a little over $5.4 billion, with a weighted average maturity of 15 days. The Fund’s size has continued to contract as clients opt for non-commingled cash investment strategies so that by the end of the first half of 2008, the size of the Fund was $2.6 billion. Currently, all cash from maturing securities is re-invested in AA rated bank overnight time deposits.

John Bilello, Portfolio Manager
Dresdner Advisors LLC

04.30.08 | Allianz Dresdner Daily Asset Fund Semi-Annual Report 1

Allianz Dresdner Daily Asset Fund
Performance & Statistics
April 30, 2008 (unaudited)

Primary Investments:

Money Market Instruments

Inception Date:

3/24/04

Net Assets:

$3.0 billion

Portfolio Manager:

John Bilello

Total Return
Six Months ended April 30, 2008	1.92%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Total return for a period of less than one year is not annualized.

Seven Day & Thirty-Day Yields (periods ended April 30, 2008):
7 day yield	2.41%
7 day compounded yield	2.43%
30 day yield	2.53%
30 day compounded yield	2.56%

Investments in the Fund are not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The 7-day yield quotation more closely reflects the current earnings of the Fund than the six-month total return quotation.

Asset Allocation (% of investments)

Expense Example: Please refer to the ‘‘Important Fund Information’’ page herein for an explanation of the information presented in the following Expense Example.

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Annualized Expense Ratio based on the Period November 1, 2007 through April 30, 2008	Expenses Paid during the Period** November 1, 2007 through April 30, 2008
Actual	$1,000	$1,019.20	0.06%	$0.30
Hypothetical	$1,000	$1,024.57	0.06%	$0.30

**	Expenses are equal to the Fund’s annualized expense ratio of 0.06%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the number of days in the period).

2 Allianz Dresdner Daily Asset Fund Semi-Annual Report | 04.30.08

Allianz Dresdner Daily Asset Fund
Important Fund Information
April 30, 2008 (unaudited)

The following disclosure provides important information regarding the Fund’s Expense Example, which appears on the Fund’s Performance & Statistics page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for the Fund.

Shareholder Expense Example:

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including Management and Administrative fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses:

The first line of the expense table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this information with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

Proxy Voting   —   Since the Fund invests exclusively in non-voting securities, the Fund does not have proxy voting policies and procedures.

Form N-Q   —   The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (‘‘SEC’’) for the first and third quarters of its fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

04.30.08 | Allianz Dresdner Daily Asset Fund Semi-Annual Report 3

Allianz Dresdner Daily Asset Fund
Schedule of Investments
April 30, 2008 (unaudited)

Principal Amount (000)		Value
CORPORATE NOTES–51.9%
$24,878	American Express Co., 3.129%, 6/5/08, FRN	$24,879,766
51,005	Berkshire Hathaway Finance Corp., 3.13%, 5/16/08, FRN	51,004,666
	Beta Finance, Inc., FRN (a)(b)(c),
30,000	2.518%, 5/1/08	30,000,105
110,000	3.035%, 5/20/08	109,988,424
39,000	3.058%, 5/23/08	38,995,685
23,000	BMW US Capital LLC, 2.756%, 5/15/08, FRN (a)	23,000,000
10,000	BNP Paribas, 2.886%, 5/27/08, FRN (a)	10,000,000
	CC USA, Inc., FRN (a)(b)(c),
2,000	2.295%, 5/1/08	1,999,682
5,100	2.518%, 5/1/08	5,100,000
100,000	3.033%, 5/14/08	99,989,888
60,000	3.043%, 5/22/08	59,993,522
86,000	3.045%, 5/27/08	85,990,485
25,000	CIT Group, Inc., 2.578%, 5/1/08, FRN	25,000,269
9,680	Credit Suisse USA, Inc., 2.648%, 5/1/08, FRN	9,681,257
	Dorada Finance, Inc., FRN (a)(b)(c),
2,900	2.518%, 5/1/08	2,900,000
60,000	2.696%, 5/6/08	59,996,724
15,000	2.89%, 5/23/08	15,000,174
	General Electric Capital Corp., Ser. A, FRN,
41,140	2.944%, 5/22/08	41,150,215
1,700	3.007%, 7/28/08	1,700,403
50,000	Goldman Sachs Group, Inc., 3.013%, 7/29/08, FRN	49,978,305
75,000	HSH Nordbank AG, 2.81%, 5/21/08, FRN (a)(c)	75,000,000
20,000	JPMorgan Chase & Co., 2.727%, 5/12/08, FRN	20,000,000
25,000	K2 USA LLC, 2.508%, 5/1/08, FRN (a)(b)(c)	25,000,200
20,000	Lehman Brothers Holdings, Inc., 2.558%, 5/1/08, FRN	20,000,901
31,000	Macquarie Bank Ltd., 2.82%, 5/21/08, FRN (a)(c)	31,000,000
	Merrill Lynch & Co., Inc., FRN,
92,000	2.548%, 5/1/08	92,006,537
40,000	2.648%, 5/1/08	40,010,161
1,200	2.823%, 5/16/08	1,200,177
75,000	2.864%, 5/22/08	75,000,000
15,000	2.916%, 5/27/08	14,999,566
4,350	3.168%, 5/22/08	4,347,850
10,000	Morgan Stanley, 2.85%, 5/6/08, FRN	10,000,000
14,000	Northern Rock PLC, 2.77%, 5/6/08, FRN (a)(c)	14,000,000
50,000	Royal Bank of Canada, 2.711%, 5/6/08, FRN (a)(c)	50,000,000
	Sigma Finance, Inc., FRN (a)(b)(c),
100,000	2.49%, 5/1/08	99,995,992
10,000	2.503%, 5/1/08	9,999,832
153,000	2.518%, 5/1/08	153,001,364

4 Allianz Dresdner Daily Asset Fund Semi-Annual Report | 04.30.08

Allianz Dresdner Daily Asset Fund
Schedule of Investments
April 30, 2008 (unaudited) (continued)

Principal Amount (000)		Value
	UniCredito Italiano Bank Ireland PLC, FRN,
$50,000	2.706%, 7/11/08 (a)	$50,000,000
25,000	2.754%, 5/9/08	25,000,000
	Total Corporate Notes (cost–$1,556,912,150)	1,556,912,150
TIME DEPOSITS–29.5%
75,000	BNP Paribas, 2.50%, 5/1/08	75,000,000
125,000	Danske Bank, 2.53%, 5/1/08	125,000,000
125,000	Dexia Credit Local S.A, 2.50%, 5/1/08	125,000,000
125,000	ING Bank Grand Cayman, 2.438%, 5/1/08	125,000,000
125,000	Lloyd’s Bank PLC, 2.45%, 5/1/08	125,000,000
58,246	Natixis S.A. Grand Cayman, 2.38%, 5/1/08	58,246,032
125,000	Nordea Bank AB, 2.50%, 5/1/08	125,000,000
125,000	Svenska Handlesbanken, Inc., 2.40%, 5/1/08	125,000,000
	Total Time Deposits (cost–$883,246,032)	883,246,032
FLOATING RATE NOTES–11.1%
3,700	Abbey National Treasury Services PLC, 2.653%, 6/2/08	3,699,173
	BNP Paribas,
20,500	2.64%, 5/6/08	20,498,585
37,300	2.829%, 5/28/08	37,297,833
91,700	Fortis Bank S.A. NV, 2.808%, 5/30/08	91,692,118
	Royal Bank of Canada,
26,100	2.808%, 5/30/08	26,097,658
90,000	2.826%, 5/29/08	89,988,096
20,500	Royal Bank of Scotland PLC, 2.64%, 5/6/08	20,497,934
	Societe Generale,
39,300	2.83%, 5/29/08	39,294,118
5,100	2.835%, 5/28/08	5,099,653
	Total Floating Rate Notes (cost–$334,165,168)	334,165,168
COMMERCIAL PAPER–4.2%
125,000	K2 USA LLC, 2.82%, 8/20/08 (a)(b)(c) (cost–$124,988,627)	124,988,627
MORTGAGE-BACKED SECURITIES–3.3%
98,075	Paragon Mortgages PLC, 2.716%, 5/15/08, CMO, FRN (a)(c) (cost–$98,075,340)	98,075,340
BANK NOTES–0.1%
1,700	Bank of America NA, 2.92%, 7/25/08, FRN	1,700,075
2,400	Wachovia Bank NA, 2.876%, 5/27/08, FRN	2,399,926
	Total Bank Notes (cost–$4,100,001)	4,100,001

04.30.08 | Allianz Dresdner Daily Asset Fund Semi-Annual Report 5

Allianz Dresdner Daily Asset Fund
Schedule of Investments
April 30, 2008 (unaudited) (continued)

Principal Amount (000)			Value
REPURCHASE AGREEMENT–0.0%
$644	State Street Bank & Trust Co., dated 4/30/08, 1.70%, due 5/1/08, proceeds $644,030; collateralized by Federal Home Loan Bank, 2.29% due 4/23/09, valued at $660,000 including accrued interest (cost–$644,000)		$644,000
	Total Investments (cost–$3,002,131,318)	100.1%	3,002,131,318
	Liabilities in excess of other assets	(0.1)	(2,004,067)
	Net Assets	100.0%	$3,000,127,251

6 Allianz Dresdner Daily Asset Fund Semi-Annual Report | 04.30.08

Allianz Dresdner Daily Asset Fund
Schedule of Investments
April 30, 2008 (unaudited) (concluded)

Notes to Schedule of Investments:

(a)	144A Security–Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(b)	Issued by structured investment vehicles (‘‘SIV’’).

(c)	Illiquid security. See Note 1(b) to Financial Statements (‘‘Illiquid Securities’’).

Glossary:

CMO – Collateralized Mortgage Obligation

FRN – Floating Rate Note, maturity date shown is date of next rate change and the interest rate disclosed reflects the rate in effect on April 30, 2008.

See accompanying Notes to Financial Statements | 04.30.08 | Allianz Dresdner Daily Asset Fund Semi-Annual Report 7

Allianz Dresdner Daily Asset Fund
Statement of Assets and Liabilities
April 30, 2008 (unaudited)

Assets:
Investments, at value (cost–$3,002,131,318)	$3,002,131,318
Interest receivable	5,330,972
Receivable from custodian	133,305
Prepaid expenses	219,797
Total Assets	3,007,815,392
Liabilities:
Dividends payable	7,433,129
Investment management fees payable	104,482
Administration fees payable	81,148
Accrued expenses	69,382
Total Liabilities	7,688,141
Net Assets	$3,000,127,251
Net Assets Consist of:
Common stock:
Par value ($0.001 per share, applicable to 3,000,000,000 issued and outstanding)	$3,000,000
Paid-in-capital in excess of par	2,997,000,000
Accumulated net realized gain	127,251
Net Assets	$3,000,127,251
Net Asset Value Per Share	$1.00

8 Allianz Dresdner Daily Asset Fund Semi-Annual Report | 04.30.08 | See accompanying Notes to Financial Statements

Allianz Dresdner Daily Asset Fund
Statement of Operations
Six months ended April 30, 2008 (unaudited)

Investment Income:
Interest	$105,102,586
Expenses:
Administration fees	613,353
Investment advisory fees	454,513
Custodian and accounting agent fees	254,004
Consulting fees	94,863
Legal fees	81,130
Registration fees	44,074
Trustees’ fees and expenses	27,410
Insurance expense	26,569
Audit and tax services	17,905
Transfer agent fees	10,956
Miscellaneous	28,672
Total expenses	1,653,449
Less: investment advisory fees waived	(155,168)
custody credits earned on cash balances	(26,888)
Net expenses	1,471,393
Net Investment Income	103,631,193
Net realized gain on investments	127,822
Net Increase in Net Assets Resulting from Investment Operations	$103,759,015

See accompanying Notes to Financial Statements | 04.30.08 | Allianz Dresdner Daily Asset Fund Semi-Annual Report 9

Allianz Dresdner Daily Asset Fund
Statement of Changes in Net Assets

	Six Months ended April 30, 2008 (unaudited)	Year ended October 31, 2007
Investment Operations:
Net investment income	$103,631,193	$244,657,915
Net realized gain on investments	127,822	85,256
Net increase in net assets resulting from investment operations	103,759,015	244,743,171
Dividends and Distributions to Shareholders from:
Net investment income	(103,631,193)	(244,657,915)
Net realized gains	(61,052)	—
Total dividends and distributions to shareholders	(103,692,245)	(244,657,915)
Capital Share Transactions:
Net proceeds from the sale of shares	1,889,872,763	29,234,536,628
Cost of shares redeemed	(7,267,434,662)	(22,916,106,096)
Net increase (decrease) in net assets from capital shares transactions	(5,377,561,899)	6,318,430,532
Total increase (decrease) in net assets	(5,377,495,129)	6,318,515,788
Net Assets:
Beginning of period	8,377,622,380	2,059,106,592
End of period	$3,000,127,251	$8,377,622,380
Shares Issued and Redeemed:
Issued	1,889,872,763	29,234,536,628
Redeemed	(7,267,434,662)	(22,916,106,096)
Net increase (decrease)	(5,377,561,899)	6,318,430,532

10 Allianz Dresdner Daily Asset Fund Semi-Annual Report | 04.30.08 | See accompanying Notes to Financial Statements

Allianz Dresdner Daily Asset Fund
Financial Highlights
For a share outstanding throughout each year:

	Six months ended April 30, 2008 (unaudited)		Year Ended October 31,			For the period March 24, 2004* through October 31, 2004
			2007	2006	2005
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00
Investment Operations:
Net investment income	0.02		0.05	0.05	0.03	0.01
Net realized gain (loss) on investments	0.00	**	0.00 **	(0.00) **	0.00 **	0.00	**
Total from investment operations	0.02		0.05	0.05	0.03	0.01
Dividends and Distributions to Shareholders from:
Net investment income	(0.02)		(0.05)	(0.05)	(0.03)	(0.01)
Net realized gains	(0.00)	**	(0.00) **	(0.00) **	(0.00) **	(0.00)	**
Total dividends and distributions to shareholders	(0.02)		(0.05)	(0.05)	(0.03)	(0.01)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00
Total Return (1)	1.92%		5.46%	4.97%	2.97%	0.79%
RATIOS/SUPPLEMENTAL DATA:
Net assets end of period (000)	$3,000,127		$8,377,622	$2,059,107	$548,584	$205,124
Ratio of expenses to average net assets (2)(3)	0.06	% (4)	0.05%	0.05%	0.05%	0.05	% (4)
Ratio of net investment income to average net assets (3)	3.99	% (4)	5.38%	5.07%	3.06%	1.30	% (4)

*	Commencement of operations.

**	Less than $0.005 per share.

***	Less than 0.005%.

(1)	Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.

(2)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(g) in Notes to Financial Statements).

(3)	During the periods indicated above, the Investment Adviser waived all or a portion of its fee and assumed a portion of the Fund’s operating expenses. The effect of such waivers relative to average net assets was 0.00% *** (annualized), 0.01%, 0.02%, 0.03% and 0.04% (annualized) for the six months ended April 30, 2008, years ended October 31, 2007, October 31, 2006 and October 31, 2005 and for the period March 24, 2004 (commencement of operations) through October 31, 2004, respectively.

(4)	Annualized.

See accompanying Notes to Financial Statements | 04.30.08 | Allianz Dresdner Daily Asset Fund Semi-Annual Report 11

Allianz Dresdner Daily Asset Fund
Notes to Financial Statements
April 30, 2008(unaudited)

1. Organization and Significant Accounting Policies

Allianz Dresdner Daily Asset Fund (the ‘‘Fund’’) is one of five separate funds which comprise Fixed Income SHares (the ‘‘Trust’’). The Trust was organized as a Massachusetts business trust on November 3, 1999 and, in addition to the Fund, is comprised of Series C, Series H, Series M and Series R (the ‘‘Portfolios’’). The Fund commenced operations on March 24, 2004. These financial statements relate to the Fund. The financial statements of the Portfolios are provided separately. The Fund is registered under the Investment Company Act of 1940 (‘‘1940 Act’’) and the rules and regulations thereunder, as an open-end investment company. The Fund is authorized to issue an unlimited number of shares of beneficial interest at no par value. However, the Fund is currently closed to any new investment, and its shares are not currently being offered for sale. See section 7, ‘‘Closure to Investment in the Fund’’ below. If and to the extent that shares of the Fund are offered and sold in the future, they will be issued solely in private placement transactions that do not involve any ‘‘public offering’’ within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the ‘‘1933 Act’’), and exclusively to organizations and entities that are ‘‘accredited investors’’ within the meaning of Regulation D under the 1933 Act.

The preparation of the financial statements, in accordance with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Under the Trust’s organizational documents, the Fund’s officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as such exposure would involve claims that may be made against the Fund that have not yet been asserted. However, the Fund expects the risk of any loss to be remote.

In July 2006, the Financial Accounting Standards Board issued interpretation No. 48, ‘‘Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109’’ (the ‘‘Interpretation’’). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Fund’s management has determined that its evaluation of the Interpretation has resulted in no material impact to the financial statements at April 30, 2008. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (‘‘SFAS’’) 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Fund is in the process of reviewing the Standard against its current valuation policies to determine future applicability.

In March 2008, the Financial Accounting Standards board issued Statement of Financial Accounting Standards No. 161, ‘‘Disclosures about Derivative Instruments and Hedging Activities’’ (‘‘SFAS 161’’). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities. Fund management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statement disclosures.

The following is a summary of significant accounting policies followed by the Fund:

(a) Valuation of Investments

The Fund values its investments on the basis of amortized cost which approximates market value. The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a constant dollar amortization to maturity of the difference between the principal amount due at maturity and the initial cost of the security. The use of amortized cost is subject to compliance with the Fund’s amortized cost procedures and applicable requirements of Rule 2a-7 under the 1940 Act.

The market value of each security held by the Fund is determined at least weekly using quotations or estimates of market value for individual portfolio investments, using values obtained from yield data relating to classes of money market instruments published by reputable sources or prices provided by an independent pricing service. If the

12 Allianz Dresdner Daily Asset Fund Semi-Annual Report | 04.30.08

Allianz Dresdner Daily Asset Fund
Notes to Financial Statements
April 30, 2008(unaudited)

1. Organization and Significant Accounting Policies (continued)

Investment Adviser concludes that the price obtained for a security is not reliable or if a price is not available for a particular security, the Investment Adviser will determine the fair value of the security, pursuant to procedures approved by the Board of Trustees. The aggregate market value and amortized cost value of the Fund’s securities are compared to determine the variance between the valuation methods. In the event that such deviation exceeds ¼ of 1%, the Investment Adviser will notify the Fund’s principal officers and the Chairman of the Board of Trustees; if the deviation exceeds 3/8 of 1%, a Board of Trustees meeting will be convened. In the event that the per share net asset value based on market valuation differs from the per share net asset value based on amortized cost by in excess of ½ of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

(b) Illiquid Securities

Securities are generally considered to be liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security was valued. The Fund cannot invest more than 10% of its net assets (determined at the time of acquisition) in illiquid securities. Due to changes in market conditions beginning in the summer of 2007 and through the period ended April 30, 2008, the Fund’s investments in structured investment vehicles (SIVs) and certain other securities were deemed to be illiquid. To the extent the Fund holds illiquid securities representing in excess of 10% of its net assets, the Fund may not purchase additional illiquid securities. At April 30, 2008, the Fund had 39.7% of its net assets invested in securities deemed to be illiquid. The Fund has held and may continue to hold these investments in the expectation that the Fund’s return over time will exceed the proceeds of an immediate sale. The relative percentage of the Fund’s illiquid assets may increase as the Fund’s assets decline (see ‘‘Note — 7 Closure to Investment in the Fund’’ below). Although these securities were categorized as illiquid securities under the test stated above, all these securities were still in one of the top two investment rating categories, were still performing assets and represented minimal credit risk as defined under SEC Rule 2a-7 under the 1940 Act.

(c) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on an accrual basis.

(d) Federal Income Taxes

The Fund intends to distribute all of its taxable income and comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(e) Dividends and Distributions

Dividends from net investment income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are declared and paid annually. The Fund records dividends and distributions to shareholders on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These ‘‘book-tax’’ differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification.

(f) Repurchase Agreements

The Fund may enter into transactions with its custodian bank or securities brokerage firms whereby it purchases securities under agreements to resell at an agreed upon price and date (‘‘repurchase agreements’’). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Fund require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

(g) Custody Credits Earned on Cash Balances

The Fund benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Fund.

04.30.08 | Allianz Dresdner Daily Asset Fund Semi-Annual Report 13

Allianz Dresdner Daily Asset Fund
Notes to Financial Statements
April 30, 2008(unaudited)

2. Investment Adviser, Administrator and Distributor

(a) Investment Adviser

Dresdner Advisors LLC (‘‘Dresdner Advisors’’ or the ‘‘Investment Adviser’’), a wholly-owned subsidiary of Dresdner Bank AG, serves as the Fund’s investment adviser. Subject to the supervision of the Board of Trustees, the Investment Adviser is responsible for managing the Fund’s investment activities. Pursuant to an investment advisory agreement with the Fund, the Investment Adviser is entitled to receive an annual fee, payable monthly, at the annual rate of 0.0175% of the Fund’s average daily net assets. The Investment Adviser has agreed to waive its investment advisory fee and/or pay all or a portion of the Fund’s other operating expenses so that the Fund’s net operating expenses, excluding extraordinary items, do not exceed 0.053% (net of any expense offset) of the Fund’s average daily net assets through February 28, 2009.

(b) Administrator

Allianz Global Investors Fund Management LLC (‘‘the Administrator’’), an affiliate of the Investment Adviser and an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P., (‘‘Allianz Global’’), serves as the Fund’s administrator and is responsible for managing the Fund’s business affairs and administrative matters. Pursuant to an administration agreement with the Fund, the Administrator receives an annual fee, payable monthly, at an annual rate of 0.03% of the Fund’s average daily net assets up to $3 billion, 0.015% of the Fund’s average daily net assets from $3 billion to $10 billion and 0.005% of the Fund’s average daily net assets in excess of $10 billion.

(c) Distributor

Allianz Global Investors Distributors LLC (the ‘‘Distributor’’), an indirect wholly-owned subsidiary of Allianz Global, serves as the distributor of the Fund’s shares. Pursuant to a distribution agreement with the Trust, the Investment Adviser, on behalf of the Fund, pays the Distributor.

3. Capital Stock

The following schedule details shareholders owning 5% or more of the Fund and the percentage held by such shareholder at April 30, 2008:

Ownership Percentage
Miami Dade County	9.4%

Investment or redemption activity by or on behalf of this shareholder could have a material impact on the Fund.

4. Income Tax Information

The cost basis of portfolio securities of $3,002,131,318 is substantially the same for both federal income tax and financial reporting purposes.

5. Legal Proceedings

In June and September 2004, the Administrator, certain of its affiliates (including Allianz Global Investors Distributors LLC and PEA Capital LLC (‘‘PEA’’)), agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (‘‘the Commission’’) and the New Jersey Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Administrator serves as investment adviser. The settlements related to an alleged ‘‘market timing’’ arrangement in certain open-end funds formerly sub-advised by PEA. The Administrator and its affiliates agreed to pay a total of $68 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing and consented to cease and desist orders and censures. Subsequent to these events, PEA deregistered as an investment adviser and dissolved. None of the settlements alleged that any inappropriate activity took place with respect to the Fund.

Since February 2004, the Administrator and certain of its affiliates and their employees have been named as defendants in a number of pending lawsuits concerning ‘‘market timing’’, which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Administrator or its affiliates or related injunctions.

14 Allianz Dresdner Daily Asset Fund Semi-Annual Report | 04.30.08

Allianz Dresdner Daily Asset Fund
Notes to Financial Statements
April 30, 2008(unaudited)

5. Legal Proceedings (continued)

The Administrator, the Distributor and the Investment Adviser believe that these matters are not likely to have a material adverse effect on the Fund or on their ability to perform their respective administrative, investment advisory or distribution activities relating to the Fund. The foregoing speaks only as of the date hereof.

6. Subsequent Event — Payments from Affiliates

On May 5, 2008, an affiliate of the Investment Adviser purchased a portion of the Fund’s position in Sigma Finance Inc., which remained an Eligible Security as defined in paragraph (a) (10) of Rule 2a-7. The securities were purchased for cash for an aggregate price of $110,054,478, which was equal to the securities’ amortized cost plus accrued interest. Because the securities were Eligible Securities under Rule 2a-7, the purchaser obtained no-action relief from the staff of the Securities and Exchange Commission before completing the transaction.

This transaction did not result in any gain or loss to the Fund.

7. Closure To Investment In The Fund

The Fund was established primarily for the investment and reinvestment of cash collateral on behalf of lenders participating in the securities lending program administered by Dresdner Bank AG, New York Branch (‘‘Dresdner Bank – NY’’), an affiliate of the Adviser. However Dresdner Bank – NY has suspended indefinitely its use of the Fund as an investment vehicle for new collateral under the securities lending program, and accordingly, the Fund’s net assets are expected to decline overall as cash collateral invested in the Fund is returned to borrowers upon maturity or termination of loans secured thereby. The Fund is currently closed to any new investment and its shares are not currently being offered for sale.

04.30.08 | Allianz Dresdner Daily Asset Fund Semi-Annual Report 15

Trustees and Principal Officers

Hans W. Kertess
    Trustee, Chairman of the Board of Trustees

Paul Belica
    Trustee

Robert E. Connor
    Trustee

John J. Dalessandro II
    Trustee

John C. Maney
    Trustee

William B. Ogden, IV
    Trustee

R. Peter Sullivan III
    Trustee

Brian S. Shlissel
    President & Chief Executive Officer

Lawrence G. Altadonna
    Treasurer, Principal Financial & Accounting Officer

Thomas J. Fuccillo
    Vice President, Secretary & Chief Legal Officer

Scott Whisten
    Assistant Treasurer

Youse E. Guia
    Chief Compliance Officer

William V. Healey
    Assistant Secretary

Richard H. Kirk
    Assistant Secretary

Kathleen A. Chapman
    Assistant Secretary

Lagan Srivastava
    Assistant Secretary

Rich Cochran
    Assistant Treasurer

Investment Adviser

Dresdner Advisors LLC
1301 Avenue of the Americas
New York, NY 10019

Administrator

Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

Distributor

Allianz Global Investors Distributors LLC
1345 Avenue of Americas
New York, NY 10105

Custodian and Accounting Agent

State Street Bank & Trust Co.
801 Pennsylvania
Kansas City, MO 64105

Transfer Agent, Dividend Paying Agent and Registrar

Boston Financial Data Services
330 West 9th Street
Kansas City, MO 64105

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
1055 Broadway
Kansas City, MO 64105

Legal Counsel

Ropes & Gray LLP
One International Place
Boston, MA 02110

The financial information included herein is taken from the records of the Fund without examination by an independent registered public accounting firm, who did not express an opinion hereon.

ITEM 2. CODE OF ETHICS

Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Disclosure not required for open-end investment management companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Disclosure not required for open-end investment management companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES.

Disclosure not required for open-end investment management companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant’s President and Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-3(c))), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrants control over financial reporting.

ITEM 12. EXHIBITS

(a) (1)	Exhibit 99.302 CERT - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002
(b)	Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Fixed Income SHares
By	/s/ Brian S. Shlissel
President and Chief Executive Officer

Date July 9, 2008
By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date July 9, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President and Chief Executive Officer

Date July 9, 2008
By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date July 9, 2008